UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund

Institutional Class Shares - CRHSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$18	0.35%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$96,300,730	148	$72,057	10%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

U.S. Treasury Obligations
37.0%
Corporate Obligations
19.2%
Repurchase Agreements
15.1%
Asset-Backed Securities
14.6%
Commercial Paper
12.3%
Mortgage-Backed Securities
1.7%

Table Summary
Value	Value
Mortgage-Backed Securities	1.7%
Commercial Paper	12.3%
Asset-Backed Securities	14.6%
Repurchase Agreements	15.1%
Corporate Obligations	19.2%
U.S. Treasury Obligations	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	3.763%	05/14/26	5.1%
U.S. Treasury Bills	3.646%	06/11/26	5.0%
U.S. Treasury Bills	3.633%	07/23/26	3.5%
U.S. Treasury Bills	3.623%	05/26/26	3.0%
U.S. Treasury Bills	3.636%	06/16/26	3.0%
U.S. Treasury Bills	3.651%	05/05/26	3.0%
U.S. Treasury Bills	3.623%	05/28/26	3.0%
U.S. Treasury Bills	3.600%	05/19/26	2.1%
U.S. Treasury Bills	3.781%	05/21/26	2.0%
U.S. Treasury Bills	3.599%	09/03/26	1.9%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRHSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund

Institutional Class Shares - CRDSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$17	0.35%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$574,796,238	487	$772,233	30%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
39.2%
U.S. Treasury Obligations
20.3%
Asset-Backed Securities
19.9%
Mortgage-Backed Securities
11.5%
Municipal Bonds
5.4%
Repurchase Agreements
1.8%
Sovereign Debt
1.0%
Bank Loan Obligation
0.2%
U.S. Government Agency Obligations
0.1%
Futures Contracts
-0.1%

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligations	0.1%
Bank Loan Obligation	0.2%
Sovereign Debt	1.0%
Repurchase Agreements	1.8%
Municipal Bonds	5.4%
Mortgage-Backed Securities	11.5%
Asset-Backed Securities	19.9%
U.S. Treasury Obligations	20.3%
Corporate Obligations	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Notes	0.625%	12/31/27	3.1%
U.S. Treasury Notes	3.625%	08/15/28	3.0%
U.S. Treasury Notes	1.250%	06/30/28	2.9%
U.S. Treasury Notes	3.875%	07/15/28	2.6%
U.S. Treasury Notes	3.500%	11/15/28	2.3%
U.S. Treasury Notes	3.125%	08/31/27	1.6%
U.S. Treasury Notes	3.375%	09/15/28	1.5%
JPMorgan Chase, SOFR + 1.330%	6.070%	10/22/27	0.9%
Norfolk Southern	2.300%	05/15/31	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRDSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Institutional Class Shares - CRBSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$17	0.35%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,559,154,820	1,467	$3,775,138	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations
28.0%
U.S. Treasury Obligations
27.7%
Mortgage-Backed Securities
27.4%
Asset-Backed Securities
10.9%
Municipal Bonds
3.1%
Sovereign Debt
1.3%
Short-Term Investment
0.4%
Bank Loan Obligations
0.1%
U.S. Government Agency Obligation
0.0%
Futures Contracts
-0.1%

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.4%
Sovereign Debt	1.3%
Municipal Bonds	3.1%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	27.4%
U.S. Treasury Obligations	27.7%
Corporate Obligations	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	08/15/34	3.1%
U.S. Treasury Notes	3.625%	10/31/30	1.9%
U.S. Treasury Notes	3.500%	01/15/29	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.5%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	1.4%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.2%
U.S. Treasury Inflation Indexed Bond	2.375%	02/15/56	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.7%
U.S. Treasury Notes	3.500%	03/15/29	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRBSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Investor Class Shares - CRBVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$25	0.50%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,559,154,820	1,467	$3,775,138	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.4%
Sovereign Debt	1.3%
Municipal Bonds	3.1%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	27.4%
U.S. Treasury Obligations	27.7%
Corporate Obligations	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	08/15/34	3.1%
U.S. Treasury Notes	3.625%	10/31/30	1.9%
U.S. Treasury Notes	3.500%	01/15/29	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.5%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	1.4%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.2%
U.S. Treasury Inflation Indexed Bond	2.375%	02/15/56	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.7%
U.S. Treasury Notes	3.500%	03/15/29	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRBVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Institutional Class Shares - CROSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$20	0.41%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$756,184,805	404	$1,231,347	78%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Mortgage-Backed Securities
26.5%
U.S. Treasury Obligations
25.7%
Corporate Obligations
23.0%
Asset-Backed Securities
19.7%
Municipal Bonds
2.1%
Sovereign Debt
1.5%
Bank Loan Obligations
0.3%
Short-Term Investment
0.1%
U.S. Government Agency Obligation
0.0%

Table Summary
Value	Value
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.3%
Sovereign Debt	1.5%
Municipal Bonds	2.1%
Asset-Backed Securities	19.7%
Corporate Obligations	23.0%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	7.3%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	6.6%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	6.6%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.802%	07/31/27	2.4%
U.S. Treasury Notes	3.625%	10/31/30	1.1%
GNMA	6.000%	01/20/56	0.9%
GNMA	6.000%	07/20/54	0.8%
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR, TSFR3M + 2.550%	6.223%	04/15/35	0.8%
GNMA	5.500%	07/20/55	0.7%
GNMA	5.500%	06/20/55	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CROSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Investor Class Shares - CROVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$28	0.56%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$756,184,805	404	$1,231,347	78%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.3%
Sovereign Debt	1.5%
Municipal Bonds	2.1%
Asset-Backed Securities	19.7%
Corporate Obligations	23.0%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	7.3%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	6.6%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	6.6%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.802%	07/31/27	2.4%
U.S. Treasury Notes	3.625%	10/31/30	1.1%
GNMA	6.000%	01/20/56	0.9%
GNMA	6.000%	07/20/54	0.8%
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR, TSFR3M + 2.550%	6.223%	04/15/35	0.8%
GNMA	5.500%	07/20/55	0.7%
GNMA	5.500%	06/20/55	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CROVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund

Institutional Class Shares - CRQSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$5	0.09%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,792,630,713	429	$990,174	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 35.3%
Financials 12.4%
Communication Services 11.6%
Consumer Discretionary 9.9%
Industrials 8.3%
Health Care 6.0%
Consumer Staples 5.6%
Energy 3.6%
Utilities 2.6%
Real Estate 2.3%
Materials 2.0%
Short-Term Investment 0.0%
Futures Contracts 0.0%
Rights 0.0%

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.0%
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.6%
Consumer Staples	5.6%
Health Care	6.0%
Industrials	8.3%
Consumer Discretionary	9.9%
Communication Services	11.6%
Financials	12.4%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.9%
Apple	6.6%
Microsoft	5.1%
Amazon.com	4.2%
Alphabet, Cl A	3.8%
Broadcom	3.2%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.7%
Berkshire Hathaway, Cl B	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRQSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund

Institutional Class Shares - CRSSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$15	0.28%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$632,198,302	572	$573,639	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 18.2%
Industrials 17.8%
Information Technology 14.1%
Consumer Discretionary 12.9%
Health Care 10.6%
Real Estate 6.5%
Energy 5.8%
Materials 4.8%
Communication Services 4.1%
Consumer Staples 2.9%
Utilities 2.1%
Short-Term Investment 0.6%
Futures Contracts 0.0%
Rights 0.0%

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.6%
Utilities	2.1%
Consumer Staples	2.9%
Communication Services	4.1%
Materials	4.8%
Energy	5.8%
Real Estate	6.5%
Health Care	10.6%
Consumer Discretionary	12.9%
Information Technology	14.1%
Industrials	17.8%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions	0.7%
Sanmina	0.7%
FormFactor	0.6%
Molina Healthcare	0.6%
Semtech	0.6%
Primoris Services	0.6%
Element Solutions	0.6%
Argan	0.6%
Viasat	0.5%
Match Group	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRSSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Institutional Class Shares - CRTSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$34	0.67%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$728,953,190	294	$2,225,708	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 33.6%
Financials 14.2%
Industrials 11.5%
Communication Services 8.8%
Consumer Discretionary 7.2%
Health Care 5.5%
Materials 5.4%
Consumer Staples 4.5%
Energy 3.6%
Utilities 2.0%
Real Estate 0.9%
Short-Term Investment 0.6%

Table Summary
Value	Value
Short-Term Investment	0.6%
Real Estate	0.9%
Utilities	2.0%
Energy	3.6%
Consumer Staples	4.5%
Materials	5.4%
Health Care	5.5%
Consumer Discretionary	7.2%
Communication Services	8.8%
Industrials	11.5%
Financials	14.2%
Information Technology	33.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.3%
Apple	5.2%
Amazon.com	4.6%
Microsoft	4.4%
Broadcom	3.7%
Meta Platforms, Cl A	3.0%
Alphabet, Cl C	2.1%
Alphabet, Cl A	2.1%
Visa, Cl A	1.9%
GE Vernova	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRTSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Investor Class Shares - CRTVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$42	0.82%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$728,953,190	294	$2,225,708	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.6%
Real Estate	0.9%
Utilities	2.0%
Energy	3.6%
Consumer Staples	4.5%
Materials	5.4%
Health Care	5.5%
Consumer Discretionary	7.2%
Communication Services	8.8%
Industrials	11.5%
Financials	14.2%
Information Technology	33.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.3%
Apple	5.2%
Amazon.com	4.6%
Microsoft	4.4%
Broadcom	3.7%
Meta Platforms, Cl A	3.0%
Alphabet, Cl C	2.1%
Alphabet, Cl A	2.1%
Visa, Cl A	1.9%
GE Vernova	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRTVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Institutional Class Shares - CRLSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$41	0.80%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,362,084,915	324	$8,094,203	27%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United Kingdom
11.3%
Germany
9.5%
Taiwan
9.3%
Japan
8.6%
France
8.4%
Netherlands
6.5%
South Korea
6.3%
China
5.4%
Singapore
4.1%
Canada
4.0%
Ireland
3.0%
India
2.7%
Short-Term Investment
1.9%
Other Countries
16.8%

Table Summary
Value	Value
Other Countries	16.8%
Short-Term Investment	1.9%
India	2.7%
Ireland	3.0%
Canada	4.0%
Singapore	4.1%
China	5.4%
South Korea	6.3%
Netherlands	6.5%
France	8.4%
Japan	8.6%
Taiwan	9.3%
Germany	9.5%
United Kingdom	11.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	4.4%
Siemens Energy	3.7%
Taiwan Semiconductor Manufacturing ADR	2.5%
Samsung Electronics	2.4%
Tencent Holdings	2.3%
SK Hynix	1.9%
Seagate Technology Holdings	1.8%
ASML Holding, Cl G	1.5%
Kering	1.5%
ASML Holding	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRLSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Investor Class Shares - CRLVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$49	0.95%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,362,084,915	324	$8,094,203	27%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	16.8%
Short-Term Investment	1.9%
India	2.7%
Ireland	3.0%
Canada	4.0%
Singapore	4.1%
China	5.4%
South Korea	6.3%
Netherlands	6.5%
France	8.4%
Japan	8.6%
Taiwan	9.3%
Germany	9.5%
United Kingdom	11.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	4.4%
Siemens Energy	3.7%
Taiwan Semiconductor Manufacturing ADR	2.5%
Samsung Electronics	2.4%
Tencent Holdings	2.3%
SK Hynix	1.9%
Seagate Technology Holdings	1.8%
ASML Holding, Cl G	1.5%
Kering	1.5%
ASML Holding	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRLVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund

Institutional Class Shares - CRNSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$60	1.15%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$122,170,032	474	$518,391	33%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Japan 23.8%
Canada 7.2%
United Kingdom 7.0%
Exchange-Traded Fund 4.6%
Taiwan 4.3%
Australia 4.2%
Sweden 3.6%
Italy 3.3%
India 3.1%
South Korea 2.8%
Germany 2.6%
Switzerland 2.5%
Short-Term Investment 0.8%
Other Countries 23.3%
Futures Contracts 0.4%

Table Summary
Value	Value
Futures Contracts	0.4%
Other Countries	23.3%
Short-Term Investment	0.8%
Switzerland	2.5%
Germany	2.6%
South Korea	2.8%
India	3.1%
Italy	3.3%
Sweden	3.6%
Australia	4.2%
Taiwan	4.3%
Exchange-Traded Fund	4.6%
United Kingdom	7.0%
Canada	7.2%
Japan	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE Small-Capital ETF	2.7%
PrairieSky Royalty	1.2%
Viscofan	1.0%
IMI	0.9%
iShares Core MSCI Emerging Markets ETF	0.9%
Buzzi	0.9%
Glory	0.8%
Horiba	0.8%
MISUMI Group	0.8%
SpareBank 1 SMN	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRNSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Institutional Class Shares - CMNSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$2	0.04%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$182,793,648	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	26.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.2%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.2%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMNSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Investor Class Shares - CMNVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$10	0.19%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$182,793,648	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	26.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.2%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.2%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMNVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Institutional Class Shares - CMPSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$1	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,637,083,222	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.6%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.8%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMPSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Investor Class Shares - CMPVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$9	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,637,083,222	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.6%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.8%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMPVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Institutional Class Shares - CMMSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$2	0.03%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$679,898,008	7	$-	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMMSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Investor Class Shares - CMMVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$9	0.18%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$679,898,008	7	$-	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMMVX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Institutional Class Shares - CMUSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$2	0.04%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$174,191,189	8	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.9%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.9%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	11.5%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	8.1%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMUSX-SAR-2026

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Investor Class Shares - CMUVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$10	0.19%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$174,191,189	8	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.9%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.9%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	11.5%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	8.1%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMUVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Catholic Responsible Investments

Semi-Annual Financials and Other Information — **APRIL 30, 2026**

CRI Ultra Short Bond Fund
Institutional Shares: CRHSX

CRI Short Duration Bond Fund
Institutional Shares: CRDSX

CRI Bond Fund
Investor Shares: CRBVX
Institutional Shares: CRBSX

CRI Opportunistic Bond Fund
Investor Shares: CROVX
Institutional Shares: CROSX

CRI Equity Index Fund
Institutional Shares: CRQSX

CRI Small-Cap Fund
Institutional Shares: CRSSX

CRI Multi-Style US Equity Fund
Investor Shares: CRTVX
Institutional Shares: CRTSX

CRI International Equity Fund
Investor Shares: CRLVX
Institutional Shares: CRLSX

CRI International Small-Cap Fund
Institutional Shares: CRNSX

CRI Magnus 45/55 Fund
Investor Shares: CMNVX
Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund
Investor Shares: CMPVX
Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund
Investor Shares: CMMVX
Institutional Shares: CMMSX

CRI Magnus 75/25 Fund
Investor Shares: CMUVX
Institutional Shares: CMUSX

CBIS®

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	114
Statements of Operations	118
Statements of Changes in Net Assets	121
Financial Highlights	128
Notes to Financial Statements	133
Other Information (Form N-CSRS Items 8-11)	165

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 37.0%

	Face Amount	Value
U.S. Treasury Bills
3.781%, 05/21/26(A)	$1,975,000	$1,971,075
3.763%, 05/14/26(A)	4,875,000	4,868,693
3.667%, 10/29/26(A)	1,000,000	982,026
3.651%, 05/05/26(A)	2,850,000	2,848,879
3.646%, 06/11/26(A)	4,850,000	4,830,115
3.643%, 06/04/26(A)	1,875,000	1,868,632
3.636%, 06/16/26(A)	2,875,000	2,861,782
3.633%, 07/23/26(A)	3,425,000	3,396,592
3.623%, 05/26/26(A)	2,875,000	2,867,842
3.623%, 05/28/26(A)	2,850,000	2,842,369
3.600%, 05/19/26(A)	2,000,000	1,996,409
3.599%, 09/03/26(A)	1,900,000	1,876,341
3.589%, 08/27/26(A)	1,425,000	1,408,225
3.553%, 07/16/26(A)	1,000,000	992,429

Total U.S. Treasury Obligations
(Cost $35,612,012)		35,611,409

CORPORATE OBLIGATIONS — 19.2%

CONSUMER DISCRETIONARY — 0.8%
American Honda Finance MTN
4.377%, SOFRINDX + 0.720%, 10/05/26(C)	$472,000	$472,579
Hyundai Capital America
4.875%, 06/23/27(D)	275,000	276,075
		748,654
ENERGY — 0.5%
Enbridge
1.600%, 10/04/26	500,000	494,749

FINANCIALS — 15.1%
American Express
5.389%, SOFR + 0.970%, 07/28/27(C)	475,000	476,185
ANZ New Zealand Int'l
1.250%, 06/22/26(D)	700,000	697,219
Athene Global Funding
4.691%, SOFRINDX + 1.030%, 08/27/26(C)(D)	350,000	350,358
4.606%, SOFR + 0.950%, 04/19/27(C)(D)	300,000	300,616
Australia & New Zealand Banking Group
4.485%, SOFR + 0.810%, 01/18/27(C)(D)	900,000	903,186
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/27(C)	400,000	404,518

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/28(C)	$475,000	$472,228
Bank of Nova Scotia
2.700%, 08/03/26	500,000	498,306
1.300%, 09/15/26	500,000	494,904
Canadian Imperial Bank of Commerce
4.878%, SOFR + 1.220%, 10/02/26(C)	500,000	501,940
CNO Global Funding
1.750%, 10/07/26(D)	775,000	766,537
Credit Agricole MTN
4.125%, 01/10/27(D)	750,000	749,618
Goldman Sachs Group
4.578%, SOFR + 0.920%, 10/21/27(C)	550,000	550,973
JPMorgan Chase Bank
5.110%, 12/08/26	475,000	477,851
4.658%, SOFR + 1.000%, 12/08/26(C)	525,000	527,048
Lloyds Banking Group
3.750%, 01/11/27	600,000	598,368
MassMutual Global Funding II MTN
4.396%, SOFR + 0.740%, 04/09/27(C)(D)	500,000	501,364
Met Tower Global Funding MTN
1.250%, 09/14/26(D)	500,000	494,810
Metropolitan Life Global Funding I MTN
1.875%, 01/11/27(D)	475,000	467,763
Morgan Stanley
3.625%, 01/20/27	500,000	498,285
3.125%, 07/27/26	700,000	698,174
Nationwide Building Society
1.500%, 10/13/26(D)	475,000	469,539
PNC Financial Services Group
5.300%, SOFR + 1.342%, 01/21/28(C)	475,000	478,040
Royal Bank of Canada MTN
1.400%, 11/02/26	600,000	592,145
State Street
4.993%, 03/18/27	500,000	503,649
Wells Fargo Bank
5.450%, 08/07/26	475,000	476,276
Westpac Banking MTN
4.600%, 10/20/26	600,000	602,061
		14,551,961

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — 0.5%
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	$500,000	$496,618

INDUSTRIALS — 1.0%
Caterpillar Financial Services MTN
4.500%, 01/07/27	225,000	225,715
4.057%, SOFR + 0.400%, 01/10/28(C)	475,000	475,010
John Deere Capital
4.500%, 01/08/27	225,000	225,750
		926,475
INFORMATION TECHNOLOGY — 0.5%
Oracle
2.650%, 07/15/26	500,000	498,208

MATERIALS — 0.2%
Glencore Funding
4.408%, SOFRINDX + 0.750%, 10/01/26(C)(D)	250,000	250,344

UTILITIES — 0.6%
Georgia Power
3.937%, SOFRINDX + 0.280%, 09/15/26(C)	550,000	549,426

Total Corporate Obligations
(Cost $18,523,911)		18,516,435

REPURCHASE AGREEMENTS — 15.1%

Citi Treasury
3.640%, dated 04/30/26, to be repurchased on 05/01/26, repurchase price $4,900,495 (collateralized by various U.S. Treasury Obligations, par values $100 - $4,917,300, 0.000% - 3.750%, 09/24/2026 - 04/30/2028; with total market value $4,998,053)	$4,900,000	$4,900,000

REPURCHASE AGREEMENTS — continued

	Face Amount	Value
Gold Triparty Mortgage
3.650%, dated 04/30/26, to be repurchased on 05/01/26, repurchase price $4,800,487 (collateralized by various U.S. Treasury Obligations, par values $51,839 - $7,106,612, 3.200% - 5.000%, 09/01/2033 - 06/15/2057; with total market value $4,896,000)	$4,800,000	$4,800,000
Socgen Triparty Treasury
3.640%, dated 04/30/26, to be repurchased on 05/01/26, repurchase price $4,800,485 (collateralized by a U.S. Treasury Obligation, par value $5,736,600, 3.625%, 08/15/2043; with total market value $4,896,017)	4,800,000	4,800,000

Total Repurchase Agreements
(Cost $14,500,000)		14,500,000

ASSET-BACKED SECURITIES — 14.6%

Automotive — 11.8%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/28	$279,829	$280,025
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (D)	77,149	77,519
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (D)	119,557	120,019
ARI Fleet Lease Trust, Ser 2026-A, Cl A1
3.812%, 01/15/27 (D)	214,990	214,943
BMW Vehicle Lease Trust, Ser 2024-1, Cl A3
4.980%, 03/25/27	30,722	30,748
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2B
4.035%, SOFR30A + 0.390%, 09/27/27 (C)	97,126	97,175
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/27	13,505	13,513
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (D)	164,543	164,642

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Chesapeake Funding II, Ser 2023-1A, Cl A2
4.890%, SOFR30A + 1.250%, 05/15/35 (C)(D)	$27,972	$27,980
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (D)	34,438	34,679
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (D)	66,131	66,348
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (D)	181,725	182,347
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (D)	15,763	15,793
Enterprise Fleet Financing, Ser 2025-4, Cl A1
4.103%, 10/20/26 (D)	75,173	75,195
Enterprise Fleet Financing, Ser 2026-1, Cl A1
3.849%, 02/22/27 (D)	220,445	220,446
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.050%, SOFR30A + 0.410%, 08/15/27 (C)	166,233	166,249
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/27	424,625	424,933
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.050%, SOFR30A + 0.410%, 12/15/27 (C)	283,865	283,957
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A1
3.993%, 12/15/26	137,067	137,086
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/27	30,342	30,362
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2B
4.140%, SOFR30A + 0.500%, 07/20/27 (C)	76,700	76,754
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	139,659	140,399
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.240%, SOFR30A + 0.600%, 03/15/29 (C)(D)	1,195,000	1,197,294

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Honda Auto Receivables 2025-4 Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/28	$210,000	$210,069
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	254,984	255,713
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
4.120%, SOFR30A + 0.480%, 01/18/28 (C)	98,860	98,905
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/27 (D)	187,681	188,067
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A2B
4.040%, SOFR30A + 0.400%, 09/15/27 (C)	46,037	46,042
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
3.980%, SOFR30A + 0.340%, 12/15/27 (C)	484,428	484,492
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2B
4.020%, SOFR30A + 0.380%, 08/15/28 (C)	154,229	154,260
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2B
3.990%, SOFR30A + 0.350%, 07/17/28 (C)	807,371	807,095
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A1
4.039%, 11/16/26	95,359	95,370
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/28	465,000	465,110
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	163,594	164,470
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2B
4.160%, SOFR30A + 0.520%, 04/17/28 (C)	116,283	116,371
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A2A
4.500%, 02/15/28	163,463	163,580
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	64,486	64,589

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.050%, SOFR30A + 0.410%, 06/15/27 (C)	$257,945	$257,971
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	71,463	71,615
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A2B
4.090%, SOFR30A + 0.450%, 02/15/28 (C)	276,475	276,631
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (D)	248,282	249,823
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A3
4.350%, 10/20/27 (D)	301,336	301,564
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A2B
4.140%, SOFR30A + 0.500%, 12/20/27 (C)(D)	48,356	48,381
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A2
4.710%, 06/15/28	89,025	89,079
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/29 (D)	124,071	124,209
SBNA Auto Lease Trust, Ser 2024-B, Cl A4
5.550%, 12/20/28 (D)	105,000	105,602
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	372,264	373,456
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2B
4.010%, SOFR30A + 0.370%, 04/20/28 (C)	332,737	332,871
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A1
3.828%, 03/22/27	261,177	261,201
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A1
4.030%, 11/20/26	47,656	47,661
Wheels Fleet Lease Funding, Ser 2026-1A, Cl A1
3.959%, 04/19/27 (D)	950,000	950,095

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A2B
4.030%, SOFR30A + 0.390%, 12/15/27 (C)	$453,636	$453,734
		11,336,432
Credit Card — 0.5%
CARDS II Trust, Ser 2024-1A, Cl A
4.326%, SOFR + 0.680%, 07/15/29 (C)(D)	280,000	280,244
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
4.333%, SOFR + 0.680%, 07/15/28 (C)(D)	170,000	170,149
		450,393
Other Asset-Backed Securities — 2.3%
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (D)	144,864	145,627
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (D)	27,015	27,054
Barings Equipment Finance, Ser 2025-B, Cl A1
4.080%, 11/06/26 (D)	107,275	107,292
Cbam, Ser 2018-7A, Cl A
5.037%, TSFR3M + 1.362%, 07/20/31 (C)(D)	43,523	43,532
CCG Receivables Trust, Ser 2023-2, Cl A2
6.280%, 04/14/32 (D)	62,962	63,526
CCG Receivables Trust, Ser 2025-2, Cl A1
4.120%, 10/14/26 (D)	39,558	39,563
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	113,228	113,647
Daimler Trucks Retail Trust, Ser 2023-1, Cl A3
5.900%, 03/15/27	156,499	156,837
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/27	94,548	95,062
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (D)	73,890	74,059
HPEFS Equipment Trust, Ser 2025-2A, Cl A1
4.153%, 10/20/26 (D)	88,718	88,738
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	86,341	86,542

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Kubota Credit Owner Trust, Ser 2026-1A, Cl A1
3.802%, 03/15/27 (D)	$334,881	$334,833
MMAF Equipment Finance, Ser 2019-B, Cl A5
2.290%, 11/12/41 (D)	315,736	315,062
PFS Financing, Ser 2025-A, Cl A
4.290%, SOFR30A + 0.650%, 01/15/29 (C)(D)	285,000	285,303
SCF Equipment Leasing, Ser 2025-2A, Cl A1
4.100%, 11/20/26 (D)	113,172	113,188
Volvo Financial Equipment Series, Ser 2025-2A, Cl A1
4.073%, 10/15/26 (D)	85,467	85,487
Volvo Financial Equipment Series, Ser 2025-2A, Cl A2
3.960%, 06/15/28 (D)	120,000	119,921
		2,295,273
Total Asset-Backed Securities
(Cost $14,083,620)		14,082,098

COMMERCIAL PAPER — 12.3%

Bank of America
0.000%, 09/04/26(B)	$700,000	$700,217
Barclays
3.801%, 07/30/26(A)	475,000	470,304
3.800%, 07/08/26(A)	500,000	496,309
Barton
3.766%, 05/01/26(A)	600,000	599,938
Caisse
3.744%, 06/17/26(A)	600,000	596,981
Chariot FDG LLC
3.864%, 06/03/26(A)	600,000	597,844
Chariot LLC
3.855%, 06/10/26(A)	475,000	472,938
Deaco
3.834%, 06/08/26(A)	650,000	647,309
Deaconess HSI
3.918%, 07/06/26(A)	475,000	471,586
Fairway
3.771%, 08/19/26(A)	600,000	592,852
Gotham
3.753%, 05/19/26(A)	475,000	474,062
HSBC INC
3.839%, 07/02/26(A)	519,000	515,439
Kenvue Inc
3.784%, 05/12/26(A)	475,000	474,422
3.777%, 06/23/26(A)	700,000	696,128
Loyds MKTS
3.760%, 05/19/26(A)	500,000	499,015

COMMERCIAL PAPER — continued

	Face Amount	Value
National
0.000%, 12/04/26(B)	$700,000	$700,000
RWJ Barnabas Health Inc
3.866%, 05/18/26(A)	850,000	848,449
Svenska Handelbanken AB
0.000%, 12/18/26(B)	700,000	701,099
Swedbank AB
3.917%, 09/18/26(A)	700,000	689,640
Thunder
3.731%, 06/11/26(A)	600,000	597,322

Total Commercial Paper
(Cost $11,842,125)		11,841,854

MORTGAGE-BACKED SECURITIES — 1.7%

Agency Mortgage-Backed Obligations — 1.7%
FHLMC, Ser 2026-431, Cl LB
4.000%, 04/25/27	$934,140	$932,629
FNMA, Ser 2012-70, Cl BW
1.750%, 06/25/27	718,295	709,127
		1,641,756
Total Mortgage-Backed Securities
(Cost $1,643,748)		1,641,756
Total Investments in Securities— 99.9%
(Cost $96,205,416)		$96,193,552

Percentages are based on Net Assets of $96,300,730.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $13,956,213 and represented 14.5% of Net Assets.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

April 30, 2026 (Unaudited)

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month

SOFR — Secured Overnight Financing Rate

As of April 30, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 39.2%

	Face Amount	Value
COMMUNICATION SERVICES — 1.6%
Alphabet
1.100%, 08/15/30	$3,000,000	$2,637,565
AT&T
4.400%, 04/30/31	1,350,000	1,335,000
2.750%, 06/01/31	975,000	890,022
Comcast
5.100%, 06/01/29	1,150,000	1,173,828
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,158,857
Sprint Capital
6.875%, 11/15/28	550,000	580,583
T-Mobile USA
3.750%, 04/15/27	600,000	597,573
Verizon Communications
7.750%, 12/01/30	775,000	872,574
		9,246,002
CONSUMER DISCRETIONARY — 3.2%
AutoZone
5.125%, 06/15/30	965,000	983,033
BMW US Capital
4.650%, 03/19/31(A)	2,275,000	2,260,901
Daimler Truck Finance North America
5.125%, 09/25/27(A)	1,155,000	1,164,112
5.000%, 01/15/27(A)	325,000	326,732
Element Fleet Management
5.643%, 03/13/27(A)	980,000	989,640
ERAC USA Finance
4.700%, 04/30/31(A)	1,375,000	1,372,606
General Motors Financial
5.400%, 05/08/27	1,000,000	1,010,236
4.200%, 10/27/28	1,025,000	1,016,600
Hyatt Hotels
5.750%, 01/30/27	750,000	756,592
5.250%, 06/30/29	1,150,000	1,168,186
Hyundai Capital America MTN
5.950%, 09/21/26(A)	750,000	754,515
5.275%, 06/24/27(A)	400,000	403,144
5.250%, 01/08/27(A)	750,000	754,334
4.250%, 01/08/29(A)	900,000	890,373
Mercedes-Benz Finance North America
4.125%, 03/10/28(A)	2,275,000	2,263,723
O'Reilly Automotive
5.750%, 11/20/26	850,000	856,471
Trustees of Dartmouth College
4.273%, 06/01/30	350,000	349,249
YMCA of Greater New York
5.184%, 08/01/30	500,000	498,035
		17,818,482

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — 0.6%
Coca-Cola Consolidated
5.250%, 06/01/29	$290,000	$296,503
Coty
5.600%, 01/15/31(A)	220,000	214,014
Keurig Dr Pepper
5.100%, 03/15/27	480,000	482,500
4.600%, 05/15/30	1,200,000	1,191,535
Maple Parent Holdings
5.050%, 03/26/31(A)	195,000	195,376
Mars
4.600%, 03/01/28(A)	1,200,000	1,206,955
		3,586,883
ENERGY — 1.3%
Abu Dhabi Future Energy PJSC Masdar MTN
4.875%, 05/21/30	500,000	500,901
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	290,970
Enbridge
5.900%, 11/15/26	720,000	725,868
Energy Transfer
6.050%, 12/01/26	925,000	933,750
Equinor
4.500%, 09/03/30	345,000	346,162
Hess
4.300%, 04/01/27	1,750,000	1,751,369
ONEOK
5.550%, 11/01/26	1,325,000	1,331,705
Var Energi
5.875%, 05/22/30(A)	1,840,000	1,900,259
		7,780,984
FINANCIALS — 21.0%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,208,273
African Development Bank
4.125%, 02/25/27	2,000,000	2,002,962
3.500%, 09/18/29	500,000	492,320
American Express
5.389%, SOFR + 0.970%, 07/28/27(B)	550,000	551,381
5.098%, SOFR + 1.000%, 02/16/28(B)	650,000	653,839
American National Global Funding MTN
4.875%, 01/23/31(A)	585,000	575,479
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,338,220
Arab Energy Fund
1.483%, 10/06/26(A)	2,930,000	2,894,043

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Arab Petroleum Investments
5.428%, 05/02/29(A)	$1,500,000	$1,535,838
Ares Capital
7.000%, 01/15/27	900,000	911,648
Asian Infrastructure Investment Bank
4.875%, 09/14/26	500,000	501,803
4.289%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,009,029
Athene Global Funding
5.583%, 01/09/29(A)	875,000	887,031
5.339%, 01/15/27(A)	1,000,000	1,005,983
Aviation Capital Group
4.875%, 01/28/33(A)	1,350,000	1,308,309
4.800%, 10/24/30(A)	1,225,000	1,216,603
Bank of America MTN
5.933%, SOFR + 1.340%, 09/15/27(B)	1,500,000	1,507,816
5.819%, SOFR + 1.570%, 09/15/29(B)	1,450,000	1,491,928
5.162%, SOFR + 1.000%, 01/24/31(B)	775,000	789,403
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	993,245
Bank of New York Mellon
4.026%, SOFR + 0.634%, 01/22/30(B)	755,000	747,144
Barclays
6.496%, SOFR + 1.880%, 09/13/27(B)	500,000	503,630
5.829%, SOFR + 2.210%, 05/09/27(B)	550,000	550,131
BNP Paribas
2.591%, SOFR + 1.228%, 01/20/28(A)(B)	625,000	616,636
1.675%, SOFR + 0.912%, 06/30/27(A)(B)	1,000,000	995,303
BPCE
6.612%, SOFR + 1.980%, 10/19/27(A)(B)	1,125,000	1,136,316
5.203%, 01/18/27(A)	1,150,000	1,158,488
CaixaBank
6.684%, SOFR + 2.080%, 09/13/27(A)(B)	750,000	756,083
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	854,881
Central American Bank for Economic Integration
3.750%, 01/22/29(A)	450,000	445,086

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citibank
4.876%, SOFR + 0.712%, 11/19/27(B)	$1,500,000	$1,505,088
Citigroup
5.174%, SOFR + 1.364%, 02/13/30(B)	1,150,000	1,167,458
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(B)	600,000	600,876
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(A)	1,000,000	994,795
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	385,634
4.900%, 12/03/29(A)	925,000	928,261
Credit Agricole
5.230%, SOFR + 1.130%, 01/09/29(A)(B)	1,250,000	1,262,604
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,973,805
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,361,517
4.420%, H15T1Y + 0.850%, 09/12/31(A)(B)	875,000	860,142
Equitable Financial Life Global Funding
1.800%, 03/08/28(A)	1,350,000	1,282,805
European Investment Bank
2.375%, 05/24/27	2,500,000	2,459,680
F&G Global Funding
4.650%, 09/08/28(A)	495,000	488,652
Fifth Third Bancorp
1.707%, SOFR + 0.685%, 11/01/27(B)	2,500,000	2,466,546
Fortitude Global Funding
4.625%, 10/06/28(A)	185,000	183,205
Goldman Sachs Bank USA NY
5.414%, SOFR + 0.750%, 05/21/27(B)	1,150,000	1,150,588
Goldman Sachs Group
6.484%, SOFR + 1.770%, 10/24/29(B)	3,125,000	3,262,643
4.594%, SOFR + 0.990%, 04/20/30(B)	1,175,000	1,172,390
4.387%, SOFR + 1.510%, 06/15/27(B)	500,000	499,936
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	993,388
3.850%, 01/26/27	1,175,000	1,172,488

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
2.640%, SOFR + 1.114%, 02/24/28(B)	$625,000	$615,847
Horace Mann Educators
4.700%, 10/01/30	1,300,000	1,281,131
HPS Corporate Lending Fund
5.300%, 06/05/27	885,000	881,441
HSBC Holdings
5.887%, SOFR + 1.570%, 08/14/27(B)	1,410,000	1,415,414
4.398%, SOFR + 0.990%, 03/10/30(B)	1,375,000	1,365,748
ING Groep
6.083%, SOFR + 1.560%, 09/11/27(B)	735,000	738,993
Inter-American Development Bank
3.802%, 11/12/30	1,000,000	977,787
2.000%, 07/23/26	1,000,000	995,813
Inter-American Investment
4.125%, 02/15/28	500,000	500,968
Intercontinental Exchange
3.625%, 09/01/28	1,300,000	1,280,282
International Bank for Reconstruction & Development MTN
1.123%, 12/12/26(C)	2,500,000	2,460,073
0.510%, 03/31/28(B)	1,000,000	983,168
0.000%, 03/31/27(D)	2,500,000	2,408,928
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	1,001,427
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	601,010
JPMorgan Chase
6.087%, SOFR + 1.570%, 10/23/29(B)	1,000,000	1,036,789
6.070%, SOFR + 1.330%, 10/22/27(B)	5,000,000	5,041,538
5.571%, SOFR + 0.930%, 04/22/28(B)	1,150,000	1,162,937
4.979%, SOFR + 0.930%, 07/22/28(B)	980,000	986,612
4.347%, SOFR + 0.840%, 01/22/32(B)	1,875,000	1,846,036
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	805,619
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	300,961

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
KEB Hana Bank MTN
4.276%, SOFR + 0.600%, 10/21/28(A)(B)	$425,000	$426,321
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	750,000	741,269
Lincoln Financial Global Funding
4.625%, 08/18/30(A)	165,000	163,856
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	752,769
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,210,401
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,005,462
M&T Bank MTN
7.413%, SOFR + 2.800%, 10/30/29(B)	1,400,000	1,491,847
4.833%, SOFR + 0.930%, 01/16/29(B)	1,000,000	1,003,915
Morgan Stanley MTN
5.652%, SOFR + 1.010%, 04/13/28(B)	1,150,000	1,162,882
5.449%, SOFR + 1.630%, 07/20/29(B)	205,000	208,766
Morgan Stanley Bank
4.952%, SOFR + 1.080%, 01/14/28(B)	1,150,000	1,154,544
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/30(B)	1,205,000	1,191,868
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27(A)(B)	1,125,000	1,136,168
NLG Global Funding
4.350%, 09/15/30(A)	645,000	633,388
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	608,163
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,202,455
PNC Bank
4.050%, 07/26/28	1,375,000	1,364,211
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	757,807
1.150%, 08/13/26	1,000,000	991,823
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,186,448
RGA Global Funding
5.448%, 05/24/29(A)	590,000	603,475
Rocket Mortgage
2.875%, 10/15/26(A)	1,330,000	1,317,582

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Royal Bank of Canada MTN
4.696%, SOFR + 1.060%, 08/06/31(B)	$1,275,000	$1,274,053
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	957,958
Swedbank
5.083%, 05/21/30(A)	1,455,000	1,478,035
Truist Financial MTN
4.123%, SOFR + 1.368%, 06/06/28(B)	1,000,000	996,397
UBS
4.864%, SOFR + 0.720%, 01/10/28(B)	1,175,000	1,179,496
Wells Fargo MTN
6.303%, SOFR + 1.790%, 10/23/29(B)	1,450,000	1,509,251
5.707%, SOFR + 1.070%, 04/22/28(B)	1,150,000	1,163,769
5.244%, SOFR + 1.110%, 01/24/31(B)	775,000	790,045
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,007,940
WLB Asset II D Pte
6.500%, 12/21/26(A)	978,522	950,583
WLB Asset VI Pte
7.250%, 12/21/27(A)	987,888	1,021,837
WLB Asset VII Pte
5.880%, 07/30/29(A)	462,500	461,206
		120,605,864
HEALTH CARE — 1.7%
Ascension Health
4.078%, 11/15/28	820,000	816,379
CVS Pass-Through Trust
6.036%, 12/10/28	1,177,038	1,185,265
Elevance Health
5.150%, 06/15/29	220,000	223,984
Icon Investments Six DAC
5.809%, 05/08/27	265,000	267,275
Lifespan
4.650%, 05/15/31	485,000	482,579
PeaceHealth Obligated Group
4.335%, 11/15/28	380,000	378,204
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,230,783
RWJBH Corporate Services
4.000%, 07/01/28	1,820,000	1,808,048
Smith & Nephew
5.150%, 03/20/27	515,000	517,888
Stryker
4.700%, 02/10/28	1,200,000	1,207,440

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Zoetis
4.150%, 08/17/28	$1,300,000	$1,294,038
		9,411,883
INDUSTRIALS — 1.5%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,010,857
4.875%, 04/01/28	925,000	930,447
Howmet Aerospace
3.900%, 04/15/29	440,000	433,741
Norfolk Southern
2.300%, 05/15/31	5,130,000	4,615,533
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	488,024
Waste Management
4.950%, 07/03/27	1,150,000	1,160,561
		8,639,163
INFORMATION TECHNOLOGY — 2.0%
Apple
3.000%, 06/20/27	2,000,000	1,979,454
Broadcom
5.050%, 04/15/30	1,175,000	1,198,912
Cadence Design Systems
4.300%, 09/10/29	760,000	757,944
Fidelity National Information Services
4.550%, 03/10/29	1,080,000	1,075,930
Flex
6.000%, 01/15/28	550,000	562,091
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,205,473
International Business Machines
4.300%, 02/03/31	2,275,000	2,243,031
Open Text
6.900%, 12/01/27(A)	1,295,000	1,324,259
Oracle
4.950%, 02/04/31	900,000	880,463
2.300%, 03/25/28	650,000	620,507
		11,848,064
MATERIALS — 0.2%
Anglo American Capital
4.625%, 03/19/31(A)	1,375,000	1,360,122

REAL ESTATE — 1.6%
Bridge Housing
3.250%, 07/15/30	2,000,000	1,846,768
Community Preservation
2.867%, 02/01/30	250,000	232,566
Cousins Properties
5.250%, 07/15/30‡	1,200,000	1,219,441

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
ERP Operating
4.150%, 12/01/28‡	$1,000,000	$994,736
Extra Space Storage
5.700%, 04/01/28‡	1,225,000	1,249,866
Host Hotels & Resorts
2.900%, 12/15/31‡	500,000	447,337
Realty Income
4.700%, 12/15/28‡	1,250,000	1,258,977
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,960,718
		9,210,409
UTILITIES — 4.5%
AEP Texas
3.950%, 06/01/28	1,200,000	1,188,472
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	916,132
CenterPoint Energy Resources
1.750%, 10/01/30	1,525,000	1,354,707
Consumers 2023 Securitization Funding
5.550%, 03/01/28	445,463	448,550
Continental Wind
6.000%, 02/28/33(A)	787,179	798,991
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	253,750
Emera US Finance
3.550%, 06/15/26	1,025,000	1,023,381
ENEL Finance International
4.375%, 09/30/30(A)	1,350,000	1,328,032
FirstEnergy
2.650%, 03/01/30	1,450,000	1,346,681
FirstEnergy Pennsylvania Electric
4.550%, 03/15/31(A)	1,375,000	1,366,880
Georgia Power
4.850%, 03/15/31	1,200,000	1,215,191
4.650%, 05/16/28	1,175,000	1,183,467
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	503,691
ITC Holdings
4.950%, 09/22/27(A)	1,200,000	1,205,865
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,964,312
New York State Electric & Gas
2.150%, 10/01/31(A)	895,000	781,578
Niagara Mohawk Power
4.647%, 10/03/30(A)	1,325,000	1,321,635
PG&E Recovery Funding
4.838%, 06/01/33	3,402,118	3,435,790

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
San Diego Gas & Electric
4.950%, 08/15/28	$1,000,000	$1,013,393
Solar Star Funding
5.375%, 06/30/35(A)	486,274	486,148
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	1,855,029	1,832,878
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29(A)	1,016,000	1,056,622
		26,026,146
Total Corporate Obligations
(Cost $225,201,559)		225,534,002

U.S. TREASURY OBLIGATIONS — 20.3%

U.S. Treasury Notes
4.250%, 01/15/28	$18,330,000	$18,437,403
3.875%, 07/15/28	14,900,000	14,893,598
3.625%, 08/15/28	17,475,000	17,372,607
3.500%, 11/15/28	13,150,000	13,021,068
3.375%, 09/15/28	8,725,000	8,621,391
3.125%, 08/31/27	9,175,000	9,088,626
1.875%, 06/30/26	680,000	677,968
1.250%, 06/30/28	17,785,000	16,816,551
0.625%, 12/31/27	18,850,000	17,866,265

Total U.S. Treasury Obligations
(Cost $117,057,444)		116,795,477

ASSET-BACKED SECURITIES — 19.9%

Automotive — 11.3%
Ally Auto Receivables Trust, Ser 2026-1, Cl A4
4.020%, 06/15/31	$1,375,000	$1,357,917
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	42,318	42,353
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	61,719	62,015
ARI Fleet Lease Trust, Ser 2025-B, Cl A3
4.600%, 03/15/34 (A)	260,000	261,340
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/34 (A)	1,145,000	1,140,969

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	$228,339	$229,543
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	446,851	449,783
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	113,375	113,910
BofA Auto Trust, Ser 2024-1A, Cl A4
5.310%, 06/17/30 (A)	1,235,000	1,250,850
BofA Auto Trust, Ser 2025-1A, Cl A4
4.470%, 11/20/31 (A)	450,000	451,087
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/30	325,000	322,709
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/31	340,000	337,058
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	801,194
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	50,759	50,802
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	306,607	308,054
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	123,836	123,909
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/30	501,000	502,392
CarMax Auto Owner Trust, Ser 2026-1, Cl A4
4.180%, 03/15/32	350,000	348,288
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	180,997	181,107
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	309,996	311,304
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	238,759	239,652
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	239,876	240,698

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	$852,225	$859,632
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	359,007
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	1,010,000	1,011,568
Enterprise Fleet Financing, Ser 2025-4, Cl A3
4.110%, 12/20/29 (A)	1,009,000	1,003,473
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	53,940	53,963
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A3
4.230%, 12/15/28	2,450,000	2,453,941
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A3
4.000%, 07/15/29	525,000	523,017
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A4
4.080%, 02/15/30	800,000	795,362
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	550,310
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	1,566,000	1,575,436
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A4
3.980%, 01/15/32	1,070,000	1,056,617
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,213,591
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	730,272
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	10,650	10,658
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	19,272	19,291
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A4
3.980%, 01/22/30	225,000	223,879

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl B
4.120%, 01/22/30	$195,000	$193,740
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	108,782	108,912
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	688,985	692,626
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	508,990
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	315,022	316,250
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl B
4.620%, 05/16/31	405,000	406,524
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A3
4.180%, 08/16/30	2,000,000	2,001,955
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/31	220,000	218,474
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/32	200,000	197,537
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A4
3.970%, 06/16/32	975,000	962,944
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,296,018
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	386,340	387,441
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	981,636	989,900
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	890,076

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	$460,000	$460,099
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/28 (A)	1,450,000	1,453,760
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A4
4.010%, 12/17/29 (A)	645,000	640,205
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A4
4.230%, 03/15/30 (A)	2,275,000	2,270,962
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	614,343	617,243
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A4
4.070%, 03/15/32	540,000	536,432
Hyundai Auto Receivables Trust, Ser 2025-D, Cl B
4.360%, 03/15/32	595,000	592,493
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/30 (A)	2,165,000	2,149,034
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	876,066	883,879
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	1,704,108	1,713,155
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	103,077	103,191
Nissan Auto Lease Trust, Ser 2025-B, Cl A3
4.320%, 11/15/28	2,250,000	2,256,066
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/29	1,410,000	1,417,514
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	91,864	92,433
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	533,190	532,993

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	$350,051	$351,476
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	185,612	186,449
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	248,868	249,269
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	412,080	412,927
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	211,025	212,419
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A3
4.110%, 03/15/30	865,000	865,118
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A4
3.970%, 07/15/31	580,000	573,977
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,501,941
Toyota Lease Owner Trust, Ser 2025-B, Cl A4
3.970%, 01/22/30 (A)	675,000	669,795
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/29 (A)	670,000	665,500
Toyota Lease Owner Trust, Ser 2026-A, Cl A4
3.870%, 06/20/30 (A)	750,000	740,481
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	246,653	247,829
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	238,249	239,012
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A4
4.560%, 03/20/30	2,250,000	2,262,390
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A4
4.000%, 05/20/30	1,770,000	1,770,045
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	714,770

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Volkswagen Auto Loan Enhanced Trust, Ser 2025-1, Cl A3
4.500%, 08/20/29	$1,338,000	$1,344,269
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A4
4.050%, 09/20/32	890,000	881,205
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	299,049	300,259
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	363,748	366,461
Wheels Fleet Lease Funding 1, Ser 2025-2A, Cl A1
4.410%, 05/18/40 (A)	1,350,000	1,353,078
Wheels Fleet Lease Funding, Ser 2026-1A, Cl A3
4.390%, 04/18/39 (A)	380,000	379,094
World Omni Auto Receivables Trust, Ser 2025-B, Cl A4
4.530%, 08/15/31	730,000	733,014
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/31	700,000	694,995
		65,173,570
Other Asset-Backed Securities — 8.6%
AGL CLO 33, Ser 2024-33A, Cl A1
5.022%, TSFR3M + 1.350%, 07/21/37 (A)(B)	2,150,000	2,151,623
AGL CLO 7, Ser 2025-7A, Cl BR2
5.273%, TSFR3M + 1.600%, 10/15/38 (A)(B)	3,260,000	3,258,292
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	7,916	7,921
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	123,248	124,166
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	192,561
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A2
4.700%, 09/22/31 (A)	885,955	891,163
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	23,192	23,225

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bain Capital Credit CLO, Ser 2026-2A, Cl AR3
4.655%, TSFR3M + 0.980%, 07/19/34 (A)(B)	$2,205,000	$2,201,616
Barings Equipment Finance, Ser 2026-A, Cl A4
4.240%, 11/13/45 (A)	460,000	455,080
Beechwood Park CLO, Ser 2025-1A, Cl B2RR
5.130%, TSFR3M + 1.450%, 01/17/35 (A)(B)	1,000,000	999,886
Benefit Street Partners CLO 44, Ser 2025-44A, Cl A1
4.893%, TSFR3M + 1.220%, 01/15/39 (A)(B)	2,250,000	2,250,556
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	86,813	87,081
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	48,743	48,835
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,015,646
CIFC Funding, Ser 2024-5A, Cl AR
5.090%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,275,987
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	390,789	392,227
CNH Equipment Trust, Ser 2026-A, Cl A3
4.000%, 05/15/31	295,000	292,930
CNH Equipment Trust, Ser 2026-A, Cl A4
4.140%, 07/15/33	440,000	435,946
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	104,232	104,344
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	44,435	44,504
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	261,260	263,373
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	259,658	260,408
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	263,232	263,790
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	111,114	111,428
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	489,155	491,568

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	$193,132	$193,582
John Deere Owner Trust, Ser 2025-B, Cl A3
4.170%, 12/17/29	1,660,000	1,659,395
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,969,839
Kubota Credit Owner Trust, Ser 2026-1A, Cl A4
3.980%, 01/15/32 (A)	725,000	713,735
Madison Park Funding XLVI, Ser 2025-46A, Cl B1RR
5.173%, TSFR3M + 1.500%, 10/15/34 (A)(B)	2,175,000	2,174,691
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	104,943	89,922
Neuberger Berman Loan Advisers CLO 38, Ser 2025-38A, Cl AR2
4.635%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	1,996,412
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/38 (A)	1,105,954	1,099,059
OHA Credit Funding 16-R, Ser 2025-16RA, Cl B
5.225%, TSFR3M + 1.550%, 10/20/38 (A)(B)	2,175,000	2,175,239
OHA Credit Funding 23, Ser 2025-23A, Cl A1
4.900%, TSFR3M + 1.190%, 01/20/39 (A)(B)	1,700,000	1,697,329
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,063,004
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	950,096	898,749
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)	776,052	736,827
Rad Clo 25, Ser 2024-25A, Cl A1
5.135%, TSFR3M + 1.460%, 07/20/37 (A)(B)	2,200,000	2,203,533
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	51,057	51,163
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	910,000	904,025

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	$848,335	$797,690
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	827,261	755,068
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,367,766	1,331,308
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	969,888
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (A)	1,090,000	1,074,415
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,047,511	1,049,381
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,900,836
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (A)	1,200,000	1,197,039
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	389,071	381,222
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	81,943	80,567
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	812,138	721,105
Volvo Financial Equipment Series, Ser 2025-2A, Cl A4
4.060%, 06/15/33 (A)	748,000	740,739
		49,269,918
Total Asset-Backed Securities
(Cost $114,500,978)		114,443,488

MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
5.000%, 07/01/35	$72,016	$72,739
4.500%, 12/01/40	2,245,317	2,233,158
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.505%, 09/25/37 (B)	16,685,505	1,735,616
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	718,035	718,867

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	$346,642	$336,048
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	1,771,348	1,788,238
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	1,739,522	1,760,031
FNMA
5.000%, 03/01/34	55,070	55,346
4.500%, 12/01/40	2,024,913	2,011,360
3.500%, 11/01/34	90,928	90,527
FNMA, Ser 2009-62, Cl WA
5.590%, 08/25/39 (B)	9,571	9,635
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	827,071	812,913
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	1,717,202	1,651,306
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	671,298	653,417
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	331,646	317,812
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	785,023	754,182
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	731,271	711,114
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	368,112	353,956
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	883,952	883,562
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	2,496,919	2,502,459
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,572,544	1,587,792
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,565,311	1,578,520
GNMA, Ser 2017-99, Cl WA
4.946%, 12/20/32 (B)	81,224	81,109
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	70,789	70,165
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	660,461	660,821
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	1,086,289	1,077,043
		24,507,736
Non-Agency Mortgage-Backed Obligations — 7.2%
A&D Mortgage Trust, Ser 2025-NQM5, Cl A1
5.120%, 12/25/70 (A)(C)	2,182,459	2,175,235
A&D Mortgage Trust, Ser 2026-NQM1, Cl A1
4.912%, 02/25/71 (A)(B)	480,810	477,148

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(C)	$769,006	$766,181
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(C)	289,148	289,683
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(C)	1,030,876	1,030,625
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	131,747	131,054
BANK5 2026-5YR20, Ser 5YR20, Cl A1
4.300%, 02/15/59	791,241	782,648
BANK5 2026-5YR20, Ser 5YR20, Cl A3
5.104%, 02/15/59	1,250,000	1,269,329
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	577,105	579,718
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	924,200	928,535
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	267,814	268,585
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (A)	1,500,000	1,457,512
Benchmark Mortgage Trust, Ser V20, Cl A3
5.184%, 02/15/59	1,200,000	1,221,540
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(C)	1,154,696	1,161,785
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
4.645%, TSFR1M + 0.990%, 01/17/39 (A)(B)	484,087	483,935
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.145%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,459,790	2,459,021
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
5.495%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,721,853	1,721,315
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,193,626
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	250,000	253,533

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	$975,000	$7,963
COLT Mortgage Loan Trust, Ser 2026-1, Cl A1
4.758%, 02/25/71 (A)(B)	755,297	749,958
COLT Mortgage Loan Trust, Ser 2026-3, Cl A1
5.119%, 05/25/71 (A)(B)	150,000	150,105
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(C)	523,171	526,706
Deephaven Residential Mortgage Trust, Ser 2026-INV1, Cl A1
4.797%, 12/25/70 (A)(B)	317,055	315,143
EFMT, Ser 2025-NQM5, Cl A1
5.033%, 11/25/70 (A)(B)	1,826,850	1,822,026
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.437%, 01/25/51 (A)(B)	1,400,000	1,383,677
FREMF Mortgage Trust, Ser 2019-K94, Cl B
4.100%, 07/25/52 (A)(B)	1,262,000	1,228,599
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(C)	606,546	610,957
GCAT Trust, Ser 2025-NQM5, Cl A1
4.981%, 08/25/70 (A)(B)	899,543	895,986
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.918%, 08/25/34 (B)	7,084	6,817
HOMES Trust, Ser 2025-NQM4, Cl A1
5.220%, 08/25/70 (A)(B)	2,136,421	2,137,019
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	994,341
MAC Trust, Ser 2025-801B, Cl A
5.355%, TSFR1M + 1.700%, 10/15/40 (A)(B)	250,000	249,735
MFA Trust, Ser 2025-NQM5, Cl A1
5.186%, 11/25/70 (A)(B)	2,085,131	2,085,910
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	148,554	148,480
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	771,235	778,399

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
New Residential Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
4.824%, 11/25/65 (A)(B)	$319,287	$316,907
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A1
4.743%, 12/25/65 (A)(B)	561,262	556,132
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1
5.003%, 02/25/66 (A)(B)	701,169	698,755
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	187,858	188,053
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(C)	348,425	349,164
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(C)	400,537	403,847
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	64,257	55,870
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.971%, 05/15/39 (A)(B)	500,000	500,000
SLG Office Trust, Ser OMA, Cl C
5.452%, 04/15/41 (A)(B)	250,000	251,017
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.074%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,438
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(C)	574,673	580,593
Verus Securitization Trust, Ser 2026-R2, Cl A1
5.389%, 10/25/67 (A)(B)	640,402	641,513
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	664,023	666,776
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.197%, TSFR1M + 1.542%, 08/15/42 (A)(B)	2,250,000	2,250,000
		41,650,894
Total Mortgage-Backed Securities
(Cost $64,964,696)		66,158,630

MUNICIPAL BONDS — 5.4%

	Face Amount	Value
California — 1.1%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,470,986
5.950%, 08/01/29	825,000	840,388
California Health Facilities Financing Authority, RB
3.690%, 06/01/31	250,000	242,123
California State Public Works Board, Ser D, RB
3.770%, 11/01/26	135,000	134,889
City & County of San Francisco California, GO
3.700%, 06/15/26	1,500,000	1,499,669
City of Oakland California, GO
4.005%, 07/15/27	250,000	250,073
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,411,830
		5,849,958
Colorado — 0.2%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	811,075
Denver City & County Housing Authority, RB
4.125%, 06/01/28	500,000	500,437
		1,311,512
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	562,108	554,088

Illinois — 0.2%
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,245,852

Indiana — 0.3%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (E)	117,179	12
Indiana Housing & Community Development Authority, Ser C-2, RB
6.250%, 01/01/54	1,500,000	1,568,455
		1,568,467
Iowa — 0.2%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	251,766
6.250%, 07/01/54	700,000	732,170
		983,936

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	$255,187	$254,600
Maryland — 0.5%
Maryland Department of Housing & Community Development, RB
6.250%, 09/01/56	1,285,000	1,362,155
Maryland Department of Housing & Community Development, Ser D, RB
6.000%, 03/01/55	1,300,000	1,359,310
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	350,000	352,540
		3,074,005
Nebraska — 0.0%
City of North Platte Nebraska Combined Utilities Revenue, Ser B, RB
3.956%, 12/15/29	250,000	247,383
New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
New Hampshire Housing Finance Authority, Ser D, RB
6.250%, 01/01/57	715,000	759,648
		4,109,648
New Jersey — 0.5%
Jersey City Municipal Utilities Authority, Ser B, RB
4.800%, 05/01/26	450,000	450,000
Jersey City Redevelopment Agency, RB
4.500%, 12/09/26	750,000	750,640
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,006,232
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	510,341
		2,717,213
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
6.222%, 04/01/40	475,000	483,501

MUNICIPAL BONDS — continued

	Face Amount	Value
5.822%, 04/01/27	$665,000	$666,475
		1,149,976
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	608,222
Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	968,386
2.165%, 11/01/26 (A)	500,000	494,366
		1,462,752
Pennsylvania — 0.4%
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/28	1,890,000	1,948,763
Redevelopment Authority of the City of Philadelphia, RB
4.132%, 11/01/30	550,000	546,915
		2,495,678
South Dakota — 0.3%
South Dakota Housing Development Authority, Ser H, RB
6.009%, 05/01/54	1,480,000	1,535,394
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	185,000	187,783
		1,723,177
Texas — 0.1%
Hidalgo County Drain District No. 1, GO
3.939%, 09/01/26	500,000	499,825

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	957,006

Total Municipal Bonds
(Cost $30,833,698)		30,813,298

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

REPURCHASE AGREEMENTS — 1.8%

	Face Amount	Value
Barclays Capital 3.640%, dated 04/30/26, to be repurchased on 05/01/26, repurchase price $5,100,516 (collateralized by a U.S. Treasury Obligation, par value $5,133,200, 3.750%%, 05/15/2028; with total market value $5,202,016). "	$5,100,000	$5,100,000
Socgen Triparty Treasury 3.640%, dated 04/30/26, to be repurchased on 05/01/26, repurchase price $5,100,516 (collateralized by a U.S. Treasury Obligation, par value $10,954,600, 1.250%, 05/15/2050; with total market value $5,202,033). "	5,100,000	5,100,000

Total Repurchase Agreements
(Cost $10,200,000)		10,200,000

SOVEREIGN DEBT — 1.0%

CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$998,021

IRELAND — 0.4%
BB Blue Financing DAC
4.395%, 09/20/29	2,395,833	2,328,187

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	500,000	491,877
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	230,325

		722,202
NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	253,716

SOVEREIGN DEBT — continued

	Face Amount	Value
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(A)	$250,000	$251,138

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,015,087

Total Sovereign Debt
(Cost $5,596,781)		5,568,351

BANK LOAN OBLIGATION — 0.2%

ECOLOGICAL SERVICES & EQUIPMENT — 0.2%
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(B)	$1,487,123	$1,474,572

Total Bank Loan Obligation
(Cost $1,487,123)		1,474,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%

Export-Import Bank of the United States
2.628%, 11/12/26	$416,873	$414,788
United States International Development Finance
1.790%, 10/15/29	217,705	207,461

Total U.S. Government Agency Obligations
(Cost $628,433)		622,249
Total Investments in Securities— 99.4%
(Cost $570,470,712)		$571,610,067

Percentages are based on Net Assets of $574,796,238.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

April 30, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	478	Jun-2026	$99,800,959	$99,005,750	$(795,209)

Short Contracts
U.S. 5-Year Treasury Notes	(295)	Jun-2026	(32,234,873)	(31,811,602)	423,271
			$67,566,086	$67,194,148	$(371,938)

‡	Real Estate Investment Trust.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $188,101,635 and represented 32.7% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Security in default and no interest is being accrued.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
LP — Limited Partnership
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
TA — Tax Allocation
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$225,534,002	$—	$225,534,002
U.S. Treasury Obligations	—	116,795,477	—	116,795,477
Asset-Backed Securities	—	114,443,488	—	114,443,488
Mortgage- Backed Securities	—	66,158,630	—	66,158,630
Municipal Bonds	—	30,813,298	—	30,813,298
Repurchase Agreements	—	10,200,000	—	10,200,000
Sovereign Debt	—	5,568,351	—	5,568,351
Bank Loan Obligation	1,474,572	—	—	1,474,572
U.S.	—	622,249	—	622,249
Total Investments in Securities	$1,474,572	$570,135,495	$—	$571,610,067

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$423,271	$–	$–	$423,271
Unrealized Depreciation	(795,209)	–	–	(795,209)
Total Other Financial Instruments	$(371,938)	$–	$–	$(371,938)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 28.0%

	Face Amount	Value
COMMUNICATION SERVICES — 2.0%
Alphabet
5.650%, 02/15/56	$2,330,000	$2,285,327
5.350%, 11/15/45	2,900,000	2,813,529
1.100%, 08/15/30	5,000,000	4,395,941
AT&T
6.200%, 10/30/56	1,651,000	1,635,860
4.350%, 06/15/45	3,065,000	2,460,829
3.550%, 09/15/55	1,238,000	797,256
2.550%, 12/01/33	150,000	126,818
CCO Holdings
4.500%, 05/01/32(A)	975,000	856,117
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,683,531
5.125%, 07/01/49	1,230,000	940,008
4.200%, 03/15/28	630,000	623,455
Comcast
4.650%, 02/15/33	2,500,000	2,470,334
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,197,304
1.800%, 10/01/30(B)	650,000	566,534
HUT 8 DC
6.192%, 11/15/42(B)	437,000	441,073
Meta Platforms
6.300%, 05/15/56	2,660,000	2,656,356
5.625%, 11/15/55	745,000	684,849
4.450%, 08/15/52	3,050,000	2,369,066
Omnicom Group
5.000%, 06/02/33	630,000	618,074
Prosus
4.850%, 07/06/27(B)	500,000	500,722
3.680%, 01/21/30(B)	200,000	192,226
QTS Fayetteville I Dc1-2
5.700%, 04/15/36(B)	4,560,000	4,435,173
Rogers Communications
3.800%, 03/15/32	1,705,000	1,593,159
Telecom Italia Capital
7.200%, 07/18/36	175,000	190,913
Time Warner Cable
6.750%, 06/15/39	800,000	793,567
Verizon Communications
5.875%, 11/30/55	1,210,000	1,169,368
4.400%, 11/01/34	3,130,000	2,977,260
3.875%, 03/01/52	3,500,000	2,554,543
3.550%, 03/22/51	895,000	623,551
2.850%, 09/03/41	2,500,000	1,759,327
2.650%, 11/20/40	2,390,000	1,675,458
1.500%, 09/18/30	2,500,000	2,202,072
		50,289,600

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — 0.9%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	$5,000,000	$3,492,221
Amazon.com
5.800%, 03/13/56	1,687,000	1,663,122
5.650%, 03/13/46	1,620,000	1,597,642
AutoNation
4.450%, 01/15/29	637,000	631,955
Block Financial
5.375%, 09/15/32	820,000	800,259
Carnival
5.750%, 03/15/30(B)	1,571,000	1,593,382
eBay
4.250%, 03/06/29	725,000	721,821
Ford Motor Credit
7.350%, 11/04/27	525,000	541,042
5.303%, 09/06/29	1,130,000	1,126,737
General Motors
6.250%, 04/15/35	1,070,000	1,121,176
5.625%, 04/15/30	597,000	614,648
General Motors Financial
4.750%, 04/06/29	1,075,000	1,077,239
Genuine Parts
4.950%, 08/15/29	830,000	828,915
Hasbro
4.650%, 03/12/31	435,000	431,515
Nissan Motor Acceptance MTN
5.625%, 09/29/28(B)	917,000	911,575
5.550%, 09/13/29(B)	665,000	651,048
Polaris
5.600%, 03/01/31	420,000	418,993
PVH
5.500%, 06/13/30	902,000	914,997
Starbucks
4.450%, 08/15/49	2,500,000	2,039,544
Stellantis Financial Services US
4.950%, 09/15/28(B)	1,260,000	1,255,493
Trustees of Dartmouth College
4.273%, 06/01/30	1,000,000	997,856
		23,431,180
CONSUMER STAPLES — 0.6%
Albertsons
5.750%, 03/31/34(B)	956,000	930,602
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,055,478
Campbell's
4.550%, 03/21/31	986,000	957,220
Coca-Cola
1.450%, 06/01/27	25,000	24,342

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
JBS
6.250%, 03/01/56	$924,000	$893,549
Mather Foundation
2.675%, 10/01/31	2,500,000	2,250,951
McCormick
4.150%, 02/15/29	395,000	391,248
PepsiCo
3.900%, 07/18/32	3,000,000	2,913,278
2.875%, 10/15/49	5,000,000	3,223,318
RELX Capital
3.000%, 05/22/30	50,000	47,188
Sysco
2.400%, 02/15/30	2,500,000	2,303,031
		15,990,205
ENERGY — 1.2%
APA
6.750%, 02/15/55	860,000	878,905
BP Capital Markets America
3.060%, 06/17/41	2,250,000	1,696,321
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,690,539
Chevron USA
4.687%, 04/15/30	870,000	880,412
CVR Energy
7.500%, 02/15/31(B)	650,000	658,269
Energy Transfer
6.500%, 02/01/42	835,000	871,730
Helmerich & Payne
5.500%, 12/01/34	620,000	612,382
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,706,670
Kinder Morgan Energy Partners
5.500%, 03/01/44	370,000	350,939
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	622,216
Kodiak Gas Services
5.875%, 04/01/31(B)	755,000	760,482
MPLX
5.500%, 02/15/49	2,350,000	2,131,945
ONEOK
6.250%, 10/15/55	615,000	605,360
5.400%, 10/15/35	2,630,000	2,627,712
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,652,535
Puget Energy
7.250%, H15T5Y + 2.848%, 09/15/56(B)(C)	1,545,000	1,554,520
SM Energy
6.625%, 04/15/34(B)	880,000	892,145

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	$2,235,325	$1,827,754
Targa Resources
6.125%, 05/15/55	664,000	652,665
6.050%, 05/15/56	302,000	293,226
Topaz Solar Farms
5.750%, 09/30/39(B)	5,416,854	5,405,912
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,302,593
Williams
5.950%, 03/15/56	726,000	713,228
		30,388,460
FINANCIALS — 15.7%
African Development Bank
5.750%, H15T5Y + 1.575%(C)(D)	5,000,000	4,887,018
4.125%, 02/25/27	2,500,000	2,503,702
3.500%, 09/18/29	1,000,000	984,640
Ally Financial
5.548%, SOFR + 1.780%, 07/31/33(C)	1,272,000	1,264,151
American Express
4.456%, SOFR + 0.867%, 02/10/32(C)	1,795,000	1,776,367
3.550%, H15T5Y + 2.854%(C)(D)	675,000	668,616
American Honda Finance
4.450%, 01/08/31	353,000	347,278
American National Global Funding MTN
5.250%, 06/03/30(B)	575,000	575,566
American National Group
6.000%, 07/15/35	485,000	475,604
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,338,220
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,820,994
3.875%, 03/16/29(B)	420,000	412,506
2.625%, 09/10/30(B)	500,000	458,180
Antares Holdings
6.350%, 10/23/29(B)	720,000	717,545
Apollo Debt Solutions BDC
5.875%, 08/30/30	349,000	345,963
5.700%, 01/23/31(B)	285,000	280,276
Apollo Global Management
5.700%, 03/30/36	1,060,000	1,063,960
5.150%, 08/12/35	410,000	399,103
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,815,704
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,535,839

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Ares Capital
7.000%, 01/15/27	$487,000	$493,403
5.800%, 03/08/32(A)	1,275,000	1,266,518
2.875%, 06/15/28	1,320,000	1,259,866
Ares Strategic Income Fund
5.700%, 03/15/28	570,000	570,453
Arthur J Gallagher
6.500%, 02/15/34	1,510,000	1,628,437
Asian Infrastructure Investment Bank
4.500%, 01/16/30	1,200,000	1,221,222
4.286%, SOFRINDX + 0.620%, 08/16/27(C)	1,000,000	1,004,514
Athene Global Funding
5.380%, 01/07/30(B)	810,000	813,677
4.830%, 05/09/28(B)	300,000	299,250
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	457,476
4.950%, 11/15/30(B)	625,000	614,533
Avolon Holdings Funding
4.950%, 10/15/32(B)	837,000	815,937
4.950%, 01/15/28(B)	709,000	711,549
4.200%, 04/15/29(B)	451,000	442,822
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,080,000	1,101,373
Bain Capital Specialty Finance
5.950%, 03/01/31	548,000	530,988
5.950%, 03/15/30(A)	350,000	343,085
Banco Bilbao Vizcaya Argentaria
4.968%, 05/08/31	1,400,000	1,400,000
4.150%, 03/03/29	1,200,000	1,185,529
Banco Santander
5.437%, 04/15/36	800,000	795,090
Bank of America
5.518%, SOFR + 1.738%, 10/25/35(C)	2,055,000	2,070,259
4.477%, SOFR + 0.870%, 04/23/30(C)	2,242,000	2,235,527
4.456%, SOFR + 0.870%, 02/06/32(C)	2,238,000	2,207,369
4.330%, TSFR3M + 1.782%, 03/15/50(C)	1,430,000	1,166,273
4.083%, TSFR3M + 3.412%, 03/20/51(C)	1,702,000	1,327,251
2.676%, U.S. SOFR + 1.930%, 06/19/41(C)	2,700,000	1,939,986
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(C)	575,000	579,858
Bank of New York Mellon
4.942%, SOFR + 0.887%, 02/11/31(C)	480,000	486,617

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.540%, SOFR + 0.895%, 04/23/32(C)	$768,000	$765,004
Bank of Nova Scotia
4.338%, SOFR + 1.090%, 09/15/31(C)	1,248,000	1,231,105
Barclays
5.690%, SOFR + 1.740%, 03/12/30(C)	1,240,000	1,272,469
5.674%, SOFR + 1.490%, 03/12/28(C)	3,130,000	3,158,865
5.207%, SOFR + 1.506%, 02/24/37(C)	542,000	526,763
2.894%, H15T1Y + 1.300%, 11/24/32(C)	1,000,000	895,005
Barings BDC
5.200%, 09/15/28	630,000	617,822
BGC Group
6.150%, 04/02/30	305,000	312,356
Blackstone Private Credit Fund
5.950%, 05/15/31	340,000	334,348
2.625%, 12/15/26	2,845,000	2,803,576
Blackstone Reg Finance
4.950%, 02/15/36	750,000	728,889
Blue Owl Capital
2.875%, 06/11/28	2,700,000	2,532,798
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,751,471
6.600%, 09/15/29	555,000	556,678
Blue Owl Technology Finance II
6.750%, 04/04/29(A)	585,000	586,362
BMW US Capital
5.000%, 03/19/33(B)	1,460,000	1,453,518
BNP Paribas
5.283%, SOFR + 1.280%, 11/19/30(B)(C)	675,000	686,696
5.176%, SOFR + 1.520%, 01/09/30(B)(C)	1,465,000	1,486,011
4.375%, 05/12/26(B)	250,000	249,997
1.675%, SOFR + 0.912%, 06/30/27(B)(C)	2,950,000	2,936,144
Bush Foundation
2.754%, 10/01/50	1,000,000	610,750
CaixaBank MTN
4.885%, SOFR + 1.360%, 07/03/31(B)(C)	845,000	846,167
4.818%, SOFR + 1.210%, 04/22/32(B)(C)	883,000	877,587
Canadian Imperial Bank of Commerce
4.857%, SOFR + 1.030%, 03/30/29(C)	1,475,000	1,485,643

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Cantor Fitzgerald
7.200%, 12/12/28(B)	$750,000	$781,654
Capital Impact Partners
5.999%, 08/01/35	2,500,000	2,569,463
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/31(C)	775,000	855,328
6.377%, SOFR + 2.860%, 06/08/34(C)	1,115,000	1,178,659
5.268%, SOFR + 2.370%, 05/10/33(C)	1,320,000	1,323,426
4.927%, SOFR + 2.057%, 05/10/28(C)	675,000	677,946
4.722%, SOFR + 1.150%, 01/30/32(C)	918,000	907,096
Carlyle Secured Lending
5.750%, 02/15/31	510,000	493,977
CGI
4.950%, 03/14/30	1,270,000	1,273,034
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(D)	4,910,000	4,901,960
Citibank
4.876%, SOFR + 0.712%, 11/19/27(C)	4,250,000	4,264,416
Citigroup
8.125%, 07/15/39	785,000	982,391
4.643%, SOFR + 1.143%, 05/07/28(C)	2,085,000	2,088,737
4.450%, 09/29/27	1,920,000	1,920,707
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(C)	940,000	941,406
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	994,795
Clearway Energy Operating
5.750%, 01/15/34(B)	1,000,000	1,000,220
CNH Industrial Capital
4.750%, 03/21/28	505,000	507,542
4.500%, 10/16/30	524,000	517,962
CNO Global Funding MTN
4.375%, 09/08/28(B)	658,000	652,131
Commonwealth Bank of Australia NY
4.423%, 03/14/28	585,000	587,966
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	2,019,321
Continental Resources
2.875%, 04/01/32(B)	1,350,000	1,189,123

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(C)	$765,000	$776,480
6.375%, H15T5Y + 2.646%, 09/15/54(C)	2,045,000	2,033,447
Credit Agricole
4.656%, SOFR + 1.170%, 01/12/32(B)(C)	1,955,000	1,930,343
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	1,500,000	1,480,354
Crescent Energy Finance
8.375%, 01/15/34(B)	760,000	803,122
7.625%, 04/01/32(B)	400,000	411,871
Danske Bank MTN
4.999%, H15T1Y + 0.980%, 03/27/32(B)(C)	1,615,000	1,620,193
Deutsche Bank NY
5.297%, SOFR + 1.720%, 05/09/31(C)	1,270,000	1,283,891
5.060%, SOFR + 1.410%, 04/14/32(C)	404,000	403,564
4.950%, SOFR + 1.300%, 08/04/31(C)	665,000	662,833
DNB Bank
4.832%, SOFR + 1.130%, 03/30/32(B)(C)	2,000,000	1,997,034
Element Fleet Management
5.037%, 03/25/30(B)	177,000	178,903
4.641%, 11/24/30(B)	1,135,000	1,126,492
ERAC USA Finance
5.250%, 04/30/36(B)	1,230,000	1,228,491
European Investment Bank
3.750%, 02/14/33	2,500,000	2,432,449
0.875%, 05/17/30	3,500,000	3,095,857
0.625%, 10/21/27	5,000,000	4,767,577
F&G Global Funding
4.650%, 09/08/28(B)	210,000	207,307
4.500%, 01/09/29(B)	1,380,000	1,353,231
Federation des Caisses Desjardins du Quebec
4.565%, 08/26/30(B)	760,000	758,295
Fidelity National Information Services
4.800%, 03/10/31	640,000	636,677
Fifth Third Bank
4.967%, SOFR + 0.810%, 01/28/28(C)	430,000	431,269
Ford Foundation
2.815%, 06/01/70	8,285,000	4,617,501
2.415%, 06/01/50	2,500,000	1,470,574

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Fortitude Global Funding
4.625%, 10/06/28(B)	$640,000	$633,789
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,501,280
FS KKR Capital
6.125%, 01/15/30	565,000	547,489
GA Global Funding Trust
5.500%, 04/01/32(B)	608,000	605,470
4.400%, 09/23/27(B)	560,000	556,881
Glencore Funding
6.375%, 10/06/30(B)	390,000	413,420
5.893%, 04/04/54(A)(B)	2,270,000	2,236,255
5.508%, 04/01/36(B)	1,585,000	1,597,181
5.186%, 04/01/30(B)	505,000	513,110
Global Payments
4.875%, 11/15/30	1,567,000	1,540,406
Goldman Sachs Group
5.150%, 05/22/45	2,235,000	2,028,785
5.094%, SOFR + 1.340%, 04/20/34(C)	1,235,000	1,232,067
5.049%, SOFR + 1.210%, 07/23/30(C)	682,000	689,862
4.939%, SOFR + 1.330%, 10/21/36(C)	1,628,000	1,580,080
4.387%, SOFR + 1.510%, 06/15/27(C)	2,500,000	2,499,679
4.148%, SOFR + 0.710%, 01/21/29(C)	2,109,000	2,093,127
4.017%, TSFR3M + 1.635%, 10/31/38(C)	2,310,000	2,020,932
Goldman Sachs Private Credit
6.150%, 06/16/31(B)	432,000	428,392
Golub Capital BDC
7.050%, 12/05/28	82,000	84,343
6.000%, 07/15/29	810,000	812,250
2.500%, 08/24/26	3,530,000	3,498,011
Golub Capital Private Credit Fund
5.450%, 08/15/28(B)	195,000	193,354
HA Sustainable Infrastructure Capital
7.125%, H15T5Y + 3.478%, 11/15/56(C)	875,000	883,337
6.375%, 07/01/34	2,500,000	2,560,767
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	925,362
Hercules Capital
5.350%, 02/10/29	569,000	561,253
HPS Corporate Lending Fund
5.450%, 01/14/28	857,000	854,531
5.450%, 11/15/30	60,000	58,084

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Holdings
5.130%, SOFR + 1.040%, 11/19/28(C)	$505,000	$509,261
4.675%, SOFR + 1.210%, 03/10/32(C)	1,638,000	1,619,081
Huntington Bancshares
5.272%, SOFR + 1.276%, 01/15/31(C)	285,000	289,680
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,037,584
5.150%, 03/27/30(B)	985,000	995,663
5.000%, 04/07/31(B)	692,000	693,840
ING Groep
5.420%, SOFRINDX + 1.610%, 03/23/37(C)	1,440,000	1,437,987
Inter-American Development Bank
3.966%, SOFRINDX + 0.300%, 02/15/29(C)	2,500,000	2,501,500
3.937%, SOFRINDX + 0.280%, 04/12/27(C)	1,500,000	1,500,881
3.500%, 04/12/33	2,500,000	2,388,845
1.125%, 01/13/31	2,500,000	2,190,817
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,504,838
International Bank for Reconstruction & Development
2.410%, 11/02/29(E)	4,000,000	3,957,038
1.745%, 07/31/33(E)	2,500,000	2,560,738
1.123%, 12/12/26(E)	3,500,000	3,444,102
0.750%, 08/26/30	2,500,000	2,178,879
0.000%, 03/31/27(F)	2,500,000	2,408,928
0.000%, 03/31/28(C)(G)	1,000,000	983,168
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,436,155
4.375%, 11/27/29(B)	2,125,000	2,150,098
Jackson National Life Global Funding
4.700%, 06/05/28(B)	946,000	944,854
4.550%, 09/09/30(B)	925,000	909,030
Jefferies Financial Group
5.500%, 02/15/36	465,000	447,520
5.125%, 04/28/31	1,090,000	1,074,857
JPMorgan Chase
7.625%, 10/15/26	75,000	76,179
5.294%, SOFR + 1.460%, 07/22/35(C)	1,205,000	1,218,334
5.148%, SOFR + 1.260%, 04/23/37(C)	803,000	798,918
4.032%, TSFR3M + 1.722%, 07/24/48(C)	830,000	654,939

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
3.328%, U.S. SOFR + 1.580%, 04/22/52(C)	$2,075,000	$1,413,111
2.956%, TSFR3M + 2.515%, 05/13/31(C)	975,000	909,899
2.522%, U.S. SOFR + 2.040%, 04/22/31(C)	725,000	670,518
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/31(B)(C)	634,000	623,955
KEB Hana Bank MTN
4.259%, SOFR + 0.600%, 10/21/28(B)(C)	1,425,000	1,429,430
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,778,157
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,513,923
1.750%, 09/14/29	2,500,000	2,329,587
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,246,275
Lincoln Financial Global Funding
4.625%, 05/28/28(B)	825,000	825,809
Lincoln National
5.350%, 11/15/35	1,250,000	1,215,411
Lloyds Banking Group
4.241%, H15T1Y + 0.600%, 02/10/30(C)	859,000	850,691
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,430,615
LPL Holdings
5.150%, 06/15/30	585,000	588,992
Lseg US Finance
5.250%, 03/23/36(B)	508,000	505,947
LYB International Finance III
5.125%, 01/15/31	320,000	322,008
3.375%, 10/01/40	1,255,000	922,468
2.250%, 10/01/30	100,000	89,701
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/36(C)	2,050,000	2,042,646
5.179%, SOFR + 1.400%, 07/08/31(C)	590,000	597,128
4.833%, SOFR + 0.930%, 01/16/29(C)	2,500,000	2,509,788
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	602,530
Main Street Capital
6.500%, 06/04/27	815,000	824,281
Manulife Financial
4.986%, 12/11/35	835,000	821,541
Marex Group
6.404%, 11/04/29	542,000	558,575

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
5.829%, 05/08/28	$374,000	$377,546
Markel Group
6.000%, 05/16/54	1,080,000	1,055,745
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	439,305
Mastercard
1.900%, 03/15/31	2,500,000	2,230,078
Mercedes-Benz Finance North America
4.250%, 03/10/29(B)	1,608,000	1,596,935
Methanex US Operations
6.250%, 03/15/32(B)	640,000	658,543
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,120,605
Mitsubishi UFJ Financial Group
4.847%, H15T1Y + 0.920%, 04/21/32(C)	689,000	688,203
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/29(C)	1,000,000	1,026,859
5.748%, H15T1Y + 1.900%, 07/06/34(C)	1,650,000	1,717,902
4.711%, H15T1Y + 0.920%, 07/08/31(C)	1,450,000	1,448,992
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/35(C)	1,585,000	1,615,050
5.230%, SOFR + 1.108%, 01/15/31(C)	850,000	864,091
4.809%, SOFRINDX + 1.180%, 04/16/32(C)	1,175,000	1,172,126
4.493%, SOFR + 0.950%, 01/16/32(C)	947,000	931,721
4.431%, TSFR3M + 1.890%, 01/23/30(C)	475,000	472,695
3.217%, U.S. SOFR + 1.485%, 04/22/42(C)	1,610,000	1,220,524
2.239%, SOFR + 1.178%, 07/21/32(C)	1,700,000	1,495,742
Morgan Stanley Private Bank
4.465%, SOFR + 1.020%, 11/19/31(C)	1,660,000	1,637,279
MSD Investment
6.250%, 05/31/30	270,000	267,152
6.125%, 02/05/31(B)	193,000	188,275
National Bank of Canada
4.500%, 10/10/29	935,000	934,570
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	877,685

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Nationwide Building Society
5.127%, 07/29/29(B)	$1,075,000	$1,093,782
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(C)	3,355,000	3,447,923
5.778%, H15T1Y + 1.500%, 03/01/35(C)	1,910,000	1,980,589
1.642%, H15T1Y + 0.900%, 06/14/27(C)	1,750,000	1,743,901
NatWest Markets MTN
4.893%, 03/27/31(B)	2,215,000	2,227,474
NHP Foundation
6.000%, 12/01/33	1,000,000	1,058,038
NLG Global Funding
5.400%, 01/23/30(B)	310,000	316,579
4.350%, 09/15/30(B)	1,230,000	1,207,857
Norinchukin Bank
5.356%, 03/10/36(B)	776,000	771,180
North Haven Private Income Fund
5.125%, 09/25/28(B)	335,000	326,534
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,480,000	1,554,805
Oberlin College
2.874%, 10/01/51	1,000,000	615,157
OMERS Finance Trust
4.000%, 04/19/52	500,000	391,455
OneMain Financial Issuance Trust
6.625%, 05/15/29	290,000	294,813
Pacific Life Global Funding II
4.850%, 02/10/30(B)	1,205,000	1,213,956
PacifiCorp
4.250%, 03/15/29	825,000	817,349
Panther Escrow Issuer
7.125%, 06/01/31(B)	780,000	784,373
Preservation of Affordable Housing
5.435%, 06/01/36	1,000,000	968,665
Pricoa Global Funding I
4.750%, 08/26/32(B)	638,000	632,808
Prologis Targeted US Logistics Fund
4.625%, 03/15/33‡(B)	1,380,000	1,341,766
Protective Life
4.700%, 01/15/31(B)	620,000	614,542
Prudential Financial
5.125%, H15T5Y + 3.162%, 03/01/52(C)	3,250,000	3,167,566
4.350%, 02/25/50	1,573,000	1,263,117
3.935%, 12/07/49	1,051,000	788,343

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
RGA Global Funding
4.600%, 11/25/30(B)	$1,019,000	$1,011,537
Rockefeller Foundation
2.492%, 10/01/50	2,000,000	1,203,368
Rocket
6.500%, 08/01/29(B)	443,000	451,279
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/29(C)	2,070,000	2,071,666
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	2,005,353
5.875%, 04/16/34(B)	1,000,000	1,034,804
5.125%, 09/18/35(B)	1,075,000	1,047,038
Salvation Army
4.528%, 09/01/48	1,500,000	1,278,093
Sammons Financial Group Global Funding
4.950%, 06/12/30(B)	1,370,000	1,372,863
Santander Holdings USA
5.353%, SOFR + 1.940%, 09/06/30(C)	2,125,000	2,147,433
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/36(C)	570,000	552,075
SBL Holdings
7.200%, 10/30/34(B)	835,000	772,072
5.900%, 09/26/28(A)(B)	175,000	167,474
SiriusPoint
7.000%, 04/05/29	569,000	595,981
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	669,109
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	782,560
Societe Generale
5.512%, SOFR + 1.650%, 05/22/31(B)(C)	617,000	630,042
5.250%, 02/19/27(B)	200,000	201,446
SoftBank
4.699%, 07/09/30(B)	612,000	608,351
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/37(B)(C)	885,000	870,921
Standard Chartered MTN
4.529%, H15T1Y + 0.950%, 06/05/32(B)(C)	2,270,000	2,221,863
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	777,187
6.500%, 10/15/30‡(B)	263,000	270,505
5.250%, 10/15/28‡(B)	720,000	716,558

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
State Street
4.558%, SOFR + 0.914%, 04/23/32(C)	$1,072,000	$1,066,810
Sumisho Air Lease
4.500%, 03/24/29(B)	1,931,000	1,919,410
Svenska Handelsbanken
4.375%, 05/23/28(B)	1,075,000	1,077,642
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(C)	540,000	550,874
5.450%, SOFR + 1.680%, 03/06/31(C)	360,000	360,925
4.947%, SOFR + 1.530%, 02/25/32(C)	230,000	224,707
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(C)	4,125,000	4,147,102
4.866%, 04/22/33	1,275,000	1,267,815
4.568%, 12/17/26	9,100,000	9,127,738
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(C)	2,735,000	2,716,374
4.420%, SOFR + 0.770%, 07/24/28(C)	1,250,000	1,248,847
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(A)(B)	1,025,000	1,070,434
UBS Group
5.125%, H15T5Y + 4.855%(C)(D)	4,090,000	4,091,624
4.844%, SOFR + 1.290%, 11/06/33(B)(C)	1,892,000	1,863,977
3.875%, H15T5Y + 3.098%(A)(B)(C)(D)	2,970,000	2,969,993
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(B)(C)	2,400,000	2,531,886
Unum Group
6.750%, 12/15/28	465,000	486,386
US Bancorp
5.300%, TSFR3M + 3.176%(C)(D)	1,860,000	1,853,903
4.839%, SOFR + 1.600%, 02/01/34(C)	1,438,000	1,422,238
US Bank
4.507%, SOFR + 0.690%, 10/22/27(C)	1,155,000	1,156,139
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,573,810
Vmed O2 UK Financing I
6.750%, 01/15/33(B)	1,960,000	1,791,612

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wells Fargo
4.182%, SOFR + 0.740%, 01/23/30(C)	$1,295,000	$1,283,533
Western Union
4.750%, 06/15/29	645,000	640,757
Western-Southern Global Funding
4.700%, 12/10/32(B)	1,445,000	1,411,084
WK Kellogg Foundation Trust
2.443%, 10/01/50(B)	2,500,000	1,454,594
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,446,306	2,376,458
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,481,832	1,532,756
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	461,206
WSP Global
5.714%, 09/18/36(B)	1,399,000	1,390,476
ZF North America Capital
7.500%, 03/24/31(B)	985,000	987,144
7.125%, 04/14/30(B)	320,000	320,758
		397,868,115
HEALTH CARE — 0.2%
Cardinal Health
5.000%, 11/15/29	1,550,000	1,572,538
Cigna Group
7.875%, 05/15/27	651,000	673,184
Elevance Health
4.000%, 09/15/28	1,370,000	1,358,466
Molina Healthcare
6.500%, 02/15/31(B)	1,100,000	1,117,772
		4,721,960
INDUSTRIALS — 0.7%
AerCap Ireland Capital DAC
4.125%, 02/28/29	1,250,000	1,234,474
3.300%, 01/30/32	1,855,000	1,695,539
3.000%, 10/29/28	225,000	216,806
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	624,093
4.250%, 04/30/29(B)	263,000	259,308
Canadian Pacific Railway
4.000%, 03/15/29	495,000	489,453
Daimler Truck Finance North America
4.650%, 10/12/30(B)	905,000	900,278
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,229,936
Fedex Freight Holding
4.650%, 03/15/31(B)	940,000	927,044

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
GE Vernova
5.500%, 02/04/56	$760,000	$729,074
Georgia-Pacific
4.900%, 05/15/33(B)	1,017,000	1,014,183
Hexcel
4.900%, 05/15/31	390,000	390,231
Mileage Plan IP
5.021%, 10/20/29(B)	1,871,000	1,851,626
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,929,157
Norfolk Southern
2.300%, 05/15/31	3,500,000	3,148,999
Southwest Airlines
5.250%, 11/15/35	2,590,000	2,456,184
4.375%, 11/15/28	483,000	479,466
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	5,608	5,829
5.082%, 01/02/29	8,314	8,392
United Airlines Holdings
4.875%, 03/01/29	1,455,000	1,437,489
		21,027,561
INFORMATION TECHNOLOGY — 1.3%
Analog Devices
4.250%, 06/15/28	1,155,000	1,154,707
Apple
3.000%, 06/20/27	1,750,000	1,732,022
Arrow Electronics
5.150%, 08/21/29	845,000	854,010
Core Scientific Finance I
7.750%, 05/15/31(B)	1,015,000	1,012,608
Flex
5.375%, 11/13/35	2,410,000	2,395,646
Gartner
5.600%, 11/20/35	1,553,000	1,465,210
Hewlett Packard Enterprise
5.250%, 04/01/33	1,200,000	1,203,457
Intel
6.125%, 05/15/56	1,305,000	1,295,876
International Business Machines
5.800%, 02/03/56	2,620,000	2,483,456
Jabil
4.200%, 02/01/29	498,000	492,131
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,456,638
3.150%, 10/15/31	1,725,000	1,463,906
Microchip Technology
5.050%, 02/15/30	610,000	616,193
NXP BV
4.300%, 08/19/28	625,000	623,311

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
6.700%, 02/04/56	$2,235,000	$2,060,015
5.950%, 09/26/55	1,443,000	1,208,851
5.375%, 09/27/54	2,410,000	1,855,096
3.900%, 05/15/35	2,445,000	2,069,662
3.600%, 04/01/40	495,000	356,940
Roper Technologies
4.250%, 09/15/28	325,000	322,616
Salesforce
6.550%, 03/15/56	2,135,000	2,120,006
5.550%, 03/15/36	1,126,000	1,123,344
2.900%, 07/15/51	2,134,000	1,237,394
TD SYNNEX
4.300%, 01/17/29	625,000	618,314
Tyco Electronics Group
4.625%, 02/01/30	1,025,000	1,034,953
VMware
1.400%, 08/15/26	525,000	520,969
		32,777,331
MATERIALS — 0.6%
Air Products and Chemicals
4.800%, 03/03/33	1,500,000	1,513,343
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,064,501
Amcor Flexibles North America
5.125%, 03/12/36	575,000	561,157
Dow Chemical
5.600%, 02/15/54	250,000	218,137
5.150%, 02/15/34(A)	4,000,000	3,942,393
Eastman Chemical
4.500%, 02/20/31	1,510,000	1,483,569
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,583,511
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,544,476
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,069,676
Mosaic
4.350%, 01/15/29	381,000	378,852
Smurfit Kappa Treasury ULC
5.438%, 04/03/34	2,250,000	2,287,982
Westlake
6.375%, 11/15/55	850,000	840,541
		17,488,138
REAL ESTATE — 0.6%
Camden Property Trust
4.900%, 02/28/36‡	635,000	617,216
Community Preservation
2.867%, 02/01/30	2,400,000	2,232,639

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Cousins Properties
4.875%, 03/01/33‡	$390,000	$377,415
EPR Properties
4.750%, 11/15/30‡	959,000	942,392
Equinix Europe 2 Financing
4.600%, 11/15/30‡	266,000	264,463
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,652,670
Extra Space Storage
5.700%, 04/01/28‡	250,000	255,075
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,556,383
4.250%, 12/15/28‡	255,000	252,526
Mid-America Apartments
4.650%, 01/15/33‡	1,183,000	1,164,244
Omega Healthcare Investors
5.200%, 07/01/30‡	900,000	906,797
Prologis
4.900%, 06/15/36‡	840,000	820,698
Realty Income
4.750%, 04/15/33‡	730,000	721,055
Simon Property Group
4.300%, 01/15/31‡	963,000	950,045
		14,713,618
UTILITIES — 4.2%
Alabama Power
3.700%, 12/01/47	1,845,000	1,363,209
American Water Capital
5.200%, 04/01/36	1,776,000	1,778,348
Avangrid
3.800%, 06/01/29	2,500,000	2,438,444
California Buyer
6.375%, 02/15/32(B)	1,675,000	1,664,695
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,774,288
Consolidated Edison of New York
4.450%, 03/15/44	965,000	824,650
Continental Wind
6.000%, 02/28/33(B)	1,997,466	2,027,441
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	507,500
Dominion Energy
2.250%, 08/15/31	4,650,000	4,115,787
Dominion Energy South Carolina
6.250%, 10/15/53	1,170,000	1,229,379
DTE Electric
3.650%, 03/01/52	1,256,000	904,503

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Edison International
5.000%, 05/05/28	$415,000	$414,577
Entergy Arkansas
5.750%, 01/15/56	490,000	478,134
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,081,703
Essential Utilities
4.800%, 08/15/27	570,000	572,071
Exelon
4.950%, 03/15/36	1,170,000	1,135,090
Georgia Power
3.250%, 03/15/51	3,368,000	2,261,151
Hanwha Futureproof
4.750%, 04/30/28(B)	1,000,000	1,007,382
Interstate Power and Light
4.100%, 09/26/28	790,000	784,524
MidAmerican Energy
5.850%, 09/15/54	975,000	977,463
5.300%, 02/01/55	1,050,000	974,781
4.250%, 07/15/49	2,055,000	1,648,564
3.950%, 08/01/47	2,500,000	1,940,899
2.700%, 08/01/52	2,588,000	1,560,618
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	6,720,000	6,534,371
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,614,078
5.300%, 08/15/34(B)	1,000,000	1,010,732
5.050%, 08/15/35(B)	1,400,000	1,381,456
2.150%, 10/01/31(B)	3,740,000	3,266,034
NextEra Energy Capital Holdings
4.685%, 09/01/27	720,000	723,168
4.625%, 07/15/27	100,000	100,346
Niagara Mohawk Power
5.783%, 09/16/52(B)	3,586,000	3,469,898
1.960%, 06/27/30(B)	3,500,000	3,149,833
NRG Energy
7.000%, 03/15/33(B)	3,135,000	3,407,892
NSTAR Electric
4.850%, 03/01/30	370,000	374,595
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,428,961
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,205,092
6.100%, 01/15/29	646,000	667,629
5.000%, 06/04/28	315,000	317,806
4.950%, 07/01/50	2,315,000	1,922,715
PECO Energy
4.150%, 10/01/44	1,015,000	829,131
3.000%, 09/15/49	1,810,000	1,167,191

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
PG&E Recovery Funding
5.536%, 07/15/47	$1,250,000	$1,249,730
5.529%, 06/01/49	2,500,000	2,470,717
5.231%, 06/01/42	1,000,000	999,104
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,141,333
4.650%, 03/15/33	2,595,000	2,579,033
3.100%, 03/15/32	4,500,000	4,140,434
Public Service of New Hampshire
4.400%, 07/01/28	580,000	581,084
San Diego Gas & Electric
5.950%, 03/15/56	420,000	418,336
4.950%, 08/15/28	1,000,000	1,013,393
2.950%, 08/15/51	2,500,000	1,568,018
SCE Recovery Funding
5.112%, 12/15/47	800,000	737,024
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(C)	2,055,000	2,076,113
Solar Star Funding
5.375%, 06/30/35(B)	907,711	907,476
3.950%, 06/30/35(B)	788,659	746,667
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(C)	1,450,000	1,444,009
Southern California Edison
5.150%, 06/01/29	795,000	804,391
3.650%, 06/01/51	3,000,000	2,034,985
3.450%, 02/01/52	2,530,000	1,641,595
2.750%, 02/01/32	2,500,000	2,224,492
Union Electric
3.900%, 04/01/52	2,195,000	1,640,739
Virginia Electric and Power
4.950%, 03/15/36	683,000	666,440
Wisconsin Power and Light
3.950%, 09/01/32	2,500,000	2,386,118
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	570,000	597,409
		107,104,769
Total Corporate Obligations
(Cost $729,932,225)		715,800,937

U.S. TREASURY OBLIGATIONS — 27.7%

U.S. Treasury Bonds
5.000%, 05/15/45	$4,100,000	$4,118,899
4.875%, 08/15/45	5,676,000	5,607,116

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.750%, 11/15/43	$5,420,000	$5,306,942
4.750%, 02/15/45	5,460,000	5,319,234
4.750%, 11/15/53	1,475,000	1,416,346
4.750%, 05/15/55	7,500,000	7,214,165
4.750%, 02/15/56	3,996,000	3,847,912
4.625%, 05/15/44	19,110,000	18,382,924
4.625%, 11/15/44	6,230,000	5,977,636
4.625%, 02/15/46	5,093,000	4,866,202
4.625%, 05/15/54	2,420,000	2,280,661
4.625%, 02/15/55	16,455,000	15,505,920
4.625%, 11/15/55	11,080,000	10,453,019
4.500%, 02/15/44	13,528,000	12,827,292
4.500%, 11/15/54	2,960,000	2,733,259
4.250%, 08/15/54	965,000	854,515
4.125%, 08/15/44	11,220,000	10,092,110
4.125%, 08/15/53	14,912,000	12,921,890
3.875%, 05/15/43	2,100,000	1,845,867
3.625%, 05/15/53	165,000	130,601
3.375%, 08/15/42	6,970,000	5,784,283
3.000%, 02/15/49	615,000	443,929
3.000%, 08/15/52	4,522,000	3,176,528
2.875%, 05/15/43	5,705,000	4,345,383
2.500%, 02/15/45	14,955,000	10,386,715
2.500%, 02/15/46	870,000	594,149
2.500%, 05/15/46	210,000	142,857
2.375%, 02/15/42	870,000	629,730
2.250%, 08/15/46	1,805,000	1,165,142
2.250%, 02/15/52	5,235,000	3,114,007
2.000%, 11/15/41	1,305,000	895,964
2.000%, 02/15/50	4,745,000	2,730,414
2.000%, 08/15/51	6,755,000	3,797,313
1.875%, 02/15/41	935,000	643,105
1.875%, 02/15/51	325,000	178,242
1.875%, 11/15/51	3,200,000	1,735,125
1.750%, 08/15/41	9,530,000	6,325,910
1.625%, 11/15/50	12,805,000	6,599,727
1.375%, 08/15/50	12,530,000	6,053,067
1.250%, 05/15/50	17,155,000	8,044,087
1.125%, 08/15/40	3,465,000	2,146,405
U.S. Treasury Inflation Indexed Bond
2.375%, 02/15/56	25,893,658	24,037,226
U.S. Treasury Notes
4.375%, 01/31/32	18,555,000	18,805,058
4.250%, 06/30/31	17,325,000	17,486,745
4.250%, 03/31/33	2,925,000	2,933,227
4.250%, 08/15/35	30,829,800	30,560,638
4.125%, 10/31/29	4,590,000	4,615,281
4.125%, 07/31/31	5,825,000	5,844,341
4.125%, 11/30/31	8,020,000	8,033,471
4.125%, 02/15/36	18,770,000	18,374,962
4.000%, 04/30/32	2,080,000	2,065,781
4.000%, 11/15/35	38,393,000	37,264,688

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.875%, 04/30/30	$3,345,000	$3,332,195
3.875%, 07/31/30	450,000	447,943
3.875%, 03/31/31	6,511,000	6,467,763
3.875%, 12/31/32	4,670,000	4,585,174
3.875%, 08/15/34	80,830,000	78,436,674
3.833%, USBMMY3M + 0.190%, 10/31/27(C)	34,550,000	34,603,159
3.750%, 05/31/30	1,235,000	1,224,145
3.750%, 01/31/31	15,426,000	15,250,047
3.742%, USBMMY3M + 0.099%, 01/31/28(C)	36,010,000	36,012,595
3.625%, 10/31/30	49,880,000	49,106,470
3.625%, 09/30/31	13,155,000	12,869,290
3.500%, 01/15/29	43,565,000	43,112,333
3.500%, 03/15/29	18,870,000	18,662,135
3.500%, 09/30/29	4,595,000	4,530,024
3.500%, 02/28/31	6,519,000	6,373,850
1.625%, 05/15/31	8,150,000	7,257,002
1.375%, 11/15/31	13,895,000	12,029,488
1.250%, 08/15/31	2,695,000	2,336,123
1.125%, 02/15/31	2,385,000	2,087,527

Total U.S. Treasury Obligations
(Cost $737,418,295)		709,379,947

MORTGAGE-BACKED SECURITIES — 27.4%

Agency Mortgage-Backed Obligations — 19.2%
FHLMC
7.000%, 11/01/32	$104,495	$110,341
7.000%, 10/01/32	3,315	3,500
7.000%, 09/01/32	6,350	6,706
7.000%, 07/01/32	1,396	1,474
7.000%, 06/01/32	27,328	28,856
6.646%, RFUCCT1Y + 1.790%, 10/01/41 (C)	3,423	3,551
6.630%, RFUCCT1Y + 1.630%, 05/01/44 (C)	679	699
6.535%, RFUCCT1Y + 2.035%, 09/01/37 (C)	1,475	1,518
6.500%, 09/01/55	860,050	891,927
6.500%, 01/01/38	540	574
6.500%, 11/01/37	1,005	1,007
6.500%, 09/01/37	10,002	10,313
6.500%, 08/01/37	1,811	1,903
6.500%, 12/01/32	37,558	39,077
6.500%, 12/01/31	919	954
6.486%, RFUCCT1Y + 1.788%, 08/01/42 (C)	2,054	2,143
6.424%, RFUCCT1Y + 1.876%, 01/01/42 (C)	22,998	23,985
6.376%, RFUCCT1Y + 1.960%, 04/01/40 (C)	948	977

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.344%, RFUCCT1Y + 1.650%, 04/01/43 (C)	$24,100	$24,822
6.289%, RFUCCT1Y + 1.609%, 10/01/44 (C)	24,120	25,003
6.288%, RFUCCT1Y + 1.607%, 11/01/44 (C)	176,109	182,611
6.262%, RFUCCT1Y + 1.615%, 11/01/44 (C)	19,105	19,810
6.255%, RFUCCT1Y + 1.630%, 07/01/44 (C)	16,022	16,490
6.248%, RFUCCT1Y + 1.623%, 12/01/45 (C)	67,072	69,392
6.247%, RFUCCT1Y + 1.775%, 11/01/39 (C)	36,404	37,622
6.220%, RFUCCT1Y + 1.630%, 01/01/45 (C)	9,465	9,815
6.203%, RFUCCT1Y + 1.619%, 05/01/46 (C)	10,052	10,410
6.080%, RFUCCT1Y + 1.612%, 01/01/44 (C)	17,410	18,011
6.039%, RFUCCT1Y + 1.655%, 08/01/44 (C)	182,630	189,184
6.000%, 07/01/55	1,137,240	1,161,506
6.000%, 04/01/55	1,238,033	1,265,197
6.000%, 08/01/54	2,924,309	2,986,700
6.000%, 05/01/39	24,452	25,670
6.000%, 04/01/39	13,065	13,557
6.000%, 02/01/39	9,630	10,108
6.000%, 09/01/38	6,725	7,042
6.000%, 06/01/38	2,610	2,688
6.000%, 11/01/36	17,004	17,849
6.000%, 12/01/33	5,883	6,065
5.982%, RFUCCT1Y + 1.703%, 04/01/38 (C)	55,760	57,741
5.972%, RFUCCT1Y + 1.630%, 02/01/45 (C)	39,446	40,837
5.948%, RFUCCT1Y + 1.630%, 01/01/45 (C)	72,110	74,342
5.907%, RFUCCT1Y + 1.630%, 12/01/44 (C)	26,678	27,561
5.873%, RFUCCT1Y + 1.630%, 02/01/45 (C)	93,513	96,766
5.849%, RFUCCT1Y + 1.724%, 04/01/36 (C)	4,628	4,737
5.837%, RFUCCT1Y + 1.630%, 02/01/45 (C)	7,948	8,234
5.500%, 06/01/55	1,101,984	1,108,781
5.500%, 12/01/54	3,495,277	3,517,458
5.500%, 06/01/53	1,397,363	1,418,727
5.500%, 06/01/37	294	298
5.500%, 01/01/35	47,221	48,260
5.000%, 10/01/55	1,706,434	1,695,510
5.000%, 06/01/53	4,049,345	4,012,552
5.000%, 04/01/34	3,359	3,380

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 09/01/53	$3,387,358	$3,277,284
4.500%, 09/01/48	500,074	490,576
4.500%, 03/01/47	342,885	337,713
4.500%, 03/01/46	61,159	60,285
4.500%, 11/01/45	123,511	121,860
4.500%, 02/01/45	474,173	463,148
4.500%, 10/01/44	18,339	18,042
4.500%, 08/01/44	320,089	315,514
4.500%, 07/01/44	84,056	82,855
4.500%, 03/01/44	8,183	8,066
4.500%, 01/01/44	74,267	73,206
4.500%, 12/01/43	59,743	58,772
4.500%, 11/01/43	6,715	6,673
4.500%, 05/01/42	31,984	31,253
4.500%, 09/01/41	102,318	101,678
4.500%, 07/01/41	13,777	13,691
4.500%, 05/01/41	28,507	28,328
4.500%, 04/01/40	39,299	39,054
4.500%, 12/01/33	11,311	11,332
4.500%, 06/01/31	8,925	8,939
4.500%, 06/01/26	2	2
4.250%, 09/01/42	819,944	794,177
4.169%, SOFR30A + 2.279%, 09/01/52 (C)	698,439	690,982
4.000%, 01/01/52	840,949	795,524
4.000%, 05/01/46	541,584	518,218
4.000%, 07/01/34	38,378	37,816
4.000%, 10/01/31	20,111	19,927
3.500%, 07/01/52	7,649,617	7,029,197
3.500%, 04/01/52	9,442,216	8,660,531
3.500%, 02/01/52	412,217	377,656
3.500%, 01/01/52	2,402,820	2,202,188
3.500%, 04/01/51	2,174,727	1,991,106
3.500%, 04/01/37	272,816	264,645
3.000%, 06/01/52	5,131,862	4,514,063
3.000%, 03/01/52	1,063,547	946,034
3.000%, 11/01/50	1,450,750	1,281,593
3.000%, 02/01/50	5,886,210	5,217,166
2.500%, 01/01/54	8,504,504	7,165,562
2.500%, 10/01/53	965,753	812,823
2.500%, 05/01/52	2,212,300	1,883,107
2.500%, 07/01/50	3,945,312	3,375,488
2.500%, 01/01/36	672,453	637,457
2.000%, 06/01/52	4,136,544	3,324,380
2.000%, 04/01/52	1,603,763	1,285,839
2.000%, 03/01/52	3,946,681	3,214,742
2.000%, 01/01/52	1,184,092	961,864
2.000%, 04/01/51	2,990,324	2,412,968
2.000%, 12/01/50	3,042,465	2,490,675
2.000%, 11/01/50	1,105,936	906,131
2.000%, 09/01/50	10,520,129	8,522,150
2.000%, 07/01/50	4,455,615	3,655,602
2.000%, 02/01/42	1,410,748	1,219,781

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Mscr Trust Mn6, Ser MN6, Cl B1
12.895%, SOFR30A + 9.250%, 05/25/43 (B)(C)	$3,290,000	$3,780,427
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (C)	2,500,000	2,505,274
FHLMC Multifamily ML Certificates
1.219%, 07/25/41 (B)(C)	9,630,044	837,118
FHLMC Multifamily ML Certificates, Ser ML08, Cl AUS
1.877%, 07/25/37	1,576,499	1,276,763
FHLMC Multifamily Structured Credit Risk, Ser MN4, Cl B1
13.145%, SOFR30A + 9.500%, 05/25/52 (B)(C)	3,290,000	3,899,170
FHLMC Multifamily Structured Credit Risk, Ser MN5, Cl B1
13.145%, SOFR30A + 9.500%, 11/25/42 (B)(C)	3,290,000	3,786,050
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,190,000	1,163,507
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	673,193	632,622
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1B
8.145%, SOFR30A + 4.500%, 06/25/42 (B)(C)	1,310,000	1,359,531
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1B
7.345%, SOFR30A + 3.700%, 09/25/42 (B)(C)	4,670,000	4,826,865
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M2
9.395%, SOFR30A + 5.750%, 09/25/42 (B)(C)	3,120,000	3,317,434
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M2
9.645%, SOFR30A + 6.000%, 07/25/42 (B)(C)	2,090,000	2,208,135
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M2
9.146%, SOFR30A + 5.500%, 03/25/43 (B)(C)	4,740,000	5,065,875
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
5.745%, SOFR30A + 2.100%, 04/25/43 (B)(C)	1,131,882	1,145,975

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.245%, SOFR30A + 1.600%, 03/25/46 (B)(C)	$2,120,000	$2,125,869
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.565%, 07/25/32 (C)	15,100	14,143
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.263%, 07/25/33 (C)	133,351	128,395
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (C)	101,356	103,384
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (C)	38,010	37,572
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	293,955	301,312
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	15,764	16,534
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	8,956	9,089
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	4,428	4,536
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	22,976	23,704
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	106,079	110,077
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	25,482	25,736
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	77,003	78,966
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	438	436
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,192	2,261
FHLMC, Ser 2013-299, Cl F1
4.254%, SOFR30A + 0.614%, 01/15/43 (C)	106,208	104,944
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (C)	83,226	82,489
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (C)	156,442	155,042
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	2,875,661	2,565,373

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA
7.000%, 12/01/37	$147	$155
7.000%, 08/01/32	65,971	69,591
7.000%, 11/01/29	13,152	13,874
6.506%, RFUCCT1Y + 1.815%, 07/01/41 (C)	25,514	26,484
6.500%, 04/01/55	446,237	463,509
6.500%, 01/01/54	756,261	784,163
6.500%, 01/01/49	4,352	4,549
6.500%, 10/01/39	25,738	27,245
6.500%, 08/01/39	11,509	12,230
6.500%, 10/01/38	8,697	9,241
6.500%, 03/01/38	2,575	2,729
6.500%, 02/01/38	2,502	2,628
6.500%, 12/01/37	9,776	10,387
6.500%, 11/01/37	618	648
6.500%, 03/01/35	100,261	103,995
6.500%, 05/01/33	1,217	1,262
6.500%, 12/01/32	4,564	4,745
6.500%, 08/01/32	11,389	11,808
6.413%, RFUCCT1Y + 1.556%, 06/01/44 (C)	26,807	27,763
6.413%, RFUCCT1Y + 1.790%, 06/01/38 (C)	2,862	2,976
6.380%, RFUCCT1Y + 1.691%, 11/01/36 (C)	4,123	4,209
6.360%, RFUCCT1Y + 1.610%, 10/01/47 (C)	27,076	27,897
6.358%, RFUCCT1Y + 1.601%, 10/01/48 (C)	73,640	76,371
6.337%, RFUCCT1Y + 1.685%, 06/01/42 (C)	4,392	4,526
6.330%, RFUCCT1Y + 1.580%, 09/01/44 (C)	972	1,007
6.303%, RFUCCT1Y + 1.590%, 07/01/44 (C)	67,732	70,328
6.299%, RFUCCT1Y + 1.698%, 04/01/44 (C)	48,550	50,690
6.284%, RFUCCT1Y + 1.580%, 04/01/44 (C)	77,178	79,882
6.272%, H15T1Y + 2.299%, 08/01/34 (C)	5,633	5,770
6.261%, RFUCCT1Y + 1.653%, 05/01/46 (C)	16,025	16,651
6.258%, RFUCCT1Y + 1.567%, 05/01/45 (C)	142,723	147,572
6.253%, RFUCCT1Y + 1.460%, 05/01/35 (C)	15,409	15,864
6.246%, RFUCCT1Y + 1.782%, 12/01/39 (C)	5,982	6,164
6.199%, RFUCCT1Y + 1.470%, 06/01/35 (C)	1,904	1,949
6.171%, RFUCCT1Y + 1.580%, 09/01/47 (C)	78,707	81,452

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.157%, RFUCCT1Y + 1.566%, 05/01/44 (C)	$35,946	$37,200
6.156%, RFUCCT1Y + 1.577%, 10/01/44 (C)	76,010	78,868
6.124%, H15T1Y + 1.999%, 09/01/34 (C)	323	330
6.118%, RFUCCT1Y + 1.580%, 11/01/44 (C)	8,926	9,276
6.107%, RFUCCT1Y + 1.567%, 08/01/43 (C)	2,166	2,240
6.096%, RFUCCT1Y + 1.553%, 01/01/45 (C)	14,722	15,253
6.078%, RFUCCT1Y + 1.620%, 11/01/48 (C)	149,210	154,681
6.000%, 07/01/39	37,636	38,848
6.000%, 05/01/38	20,563	21,564
6.000%, 08/01/37	46,259	48,071
6.000%, 07/01/37	15,215	15,915
6.000%, 03/01/37	6,498	6,814
6.000%, 09/01/36	31,614	32,690
6.000%, 03/01/36	3,412	3,492
6.000%, 11/01/35	6,608	6,803
6.000%, 07/01/35	2,754	2,860
6.000%, 04/01/35	28,573	29,526
6.000%, 04/01/34	6,931	7,121
6.000%, 03/01/34	100,223	103,176
6.000%, 12/01/33	1,764	1,814
6.000%, 11/01/33	1,990	2,031
6.000%, 12/01/32	2,171	2,227
5.975%, RFUCCT1Y + 1.600%, 12/01/44 (C)	16,102	16,705
5.935%, RFUCCT1Y + 1.564%, 01/01/44 (C)	5,516	5,633
5.855%, RFUCCT1Y + 1.590%, 12/01/44 (C)	68,370	70,791
5.830%, RFUCCT1Y + 1.580%, 02/01/44 (C)	9,576	9,931
5.795%, RFUCCT1Y + 1.551%, 02/01/44 (C)	6,448	6,677
5.500%, 11/01/55	994,080	1,003,231
5.500%, 09/01/53	1,604,577	1,629,110
5.500%, 02/01/38	1,931	1,931
5.500%, 04/01/37	65,489	66,483
5.500%, 09/01/36	5,610	5,699
5.500%, 10/01/35	30,572	31,393
5.500%, 04/01/35	85,328	87,519
5.500%, 11/01/33	3,350	3,402
5.500%, 06/01/33	18,728	19,202
5.500%, 11/01/29	1,686	1,696
5.000%, 11/01/54	1,835,160	1,827,389
5.000%, 03/01/49	145,911	146,098
5.000%, 12/01/48	115,193	115,756
5.000%, 08/01/40	9,724	9,851
5.000%, 09/01/39	25,893	25,991

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 03/01/52	$276,938	$267,502
4.500%, 06/01/48	215,568	211,558
4.500%, 07/01/47	64,300	63,612
4.500%, 02/01/46	437,682	434,290
4.500%, 09/01/45	35,900	35,344
4.500%, 02/01/45	155,109	152,704
4.500%, 10/01/44	18,970	18,676
4.500%, 09/01/43	5,690	5,602
4.500%, 01/01/43	378,612	374,726
4.500%, 07/01/42	139,486	138,445
4.500%, 01/01/42	40,057	39,758
4.500%, 12/01/41	21,805	21,616
4.500%, 11/01/41	18,896	18,739
4.500%, 09/01/41	9,464	9,323
4.500%, 08/01/41	11,159	11,052
4.500%, 05/01/41	706,481	699,876
4.500%, 06/01/36	14,722	14,612
4.500%, 09/01/31	21,554	21,559
4.500%, 06/01/31	5,939	5,929
4.500%, 01/01/31	47,701	47,572
4.500%, 08/01/26	261	261
4.000%, 01/01/57	4,932,504	4,642,454
4.000%, 10/01/52	2,122,922	2,003,039
4.000%, 08/01/52	1,017,702	959,163
4.000%, 04/01/52	1,294,863	1,226,621
4.000%, 10/01/51	1,167,253	1,095,334
4.000%, 04/01/48	1,291,610	1,231,239
4.000%, 03/01/46	2,767,096	2,649,796
4.000%, 01/01/37	228,383	223,899
4.000%, 11/01/35	40,217	39,471
4.000%, 01/01/35	671,000	659,407
4.000%, 10/01/34	276,177	272,759
4.000%, 06/01/34	370,086	364,354
4.000%, 03/01/34	146,745	144,539
4.000%, 11/01/33	245,718	242,275
4.000%, 10/01/33	30,476	29,899
4.000%, 10/01/32	23,710	23,420
4.000%, 09/01/31	68,784	68,111
4.000%, 12/01/30	97,745	96,867
4.000%, 11/01/30	71,577	70,919
3.704%, SOFR30A + 2.238%, 10/01/52 (C)	2,706,986	2,655,694
3.500%, 05/01/52	3,497,261	3,196,680
3.500%, 04/01/52	5,881,104	5,419,323
3.500%, 03/01/52	1,472,463	1,345,727
3.500%, 01/01/52	1,659,032	1,520,586
3.500%, 11/01/51	974,201	893,678
3.500%, 04/01/37	240,550	231,640
3.500%, 02/01/31	223,124	220,302
3.500%, 12/01/29	69,476	68,773
3.000%, 05/01/52	820,812	729,159
3.000%, 04/01/52	2,526,916	2,247,093
3.000%, 03/01/52	1,295,961	1,151,252

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.000%, 01/01/52	$2,452,022	$2,148,572
3.000%, 11/01/51	1,768,253	1,564,766
3.000%, 08/01/50	1,392,478	1,256,886
3.000%, 07/01/50	887,010	790,171
3.000%, 04/01/50	1,331,628	1,187,230
2.500%, 04/01/52	3,938,785	3,357,986
2.500%, 03/01/52	1,402,054	1,201,806
2.500%, 02/01/52	4,822,817	4,105,248
2.500%, 01/01/52	3,835,603	3,227,861
2.500%, 10/01/51	1,888,180	1,583,278
2.500%, 08/01/51	2,638,923	2,259,895
2.500%, 07/01/51	2,315,139	1,953,441
2.500%, 02/01/51	1,539,491	1,316,143
2.500%, 01/01/51	1,014,742	869,012
2.500%, 11/01/50	4,819,079	4,130,289
2.500%, 10/01/50	6,362,109	5,442,995
2.500%, 07/01/50	7,739,416	6,621,429
2.500%, 03/01/43	1,485,763	1,331,209
2.500%, 06/01/42	2,427,923	2,175,178
2.500%, 10/01/41	1,085,215	975,786
2.500%, 05/01/41	717,533	644,658
2.000%, 04/01/52	1,185,257	953,702
2.000%, 03/01/52	1,694,475	1,362,998
2.000%, 12/01/51	1,425,014	1,147,443
2.000%, 11/01/51	5,794,029	4,672,760
2.000%, 10/01/51	2,799,855	2,290,040
2.000%, 09/01/51	1,372,840	1,120,302
2.000%, 08/01/51	1,516,038	1,223,867
2.000%, 02/01/51	985,335	803,629
2.000%, 01/01/51	2,610,147	2,136,501
2.000%, 12/01/50	423,083	346,313
2.000%, 10/01/50	1,461,091	1,184,120
2.000%, 08/01/50	610,981	500,117
1.500%, 10/01/50	1,566,730	1,206,485
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	10,063	10,055
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	86,247	86,594
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	53,228	53,534
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	1,839	1,854
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	5,161	5,191
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	26,894	27,322

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	$1,243	$1,273
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	3,002	3,078
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	740	756
FNMA REMIC Trust, Ser 2001-W3, Cl A
4.536%, 09/25/41 (C)	45,234	45,385
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (C)	3,614	3,627
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (C)	3,614	3,607
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.395%, 10/25/42 (C)	42,636	42,920
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.013%, 10/25/42 (C)	15,309	15,544
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,166	5,392
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	6,241	6,433
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	1,996	2,057
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	15,126	15,497
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	5,442	5,474
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	44,258	44,721
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	10,772	11,140
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,333	2,383
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	3,716	3,986
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	82,066	80,709
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	30,353	30,191
FNMA, Ser 2012-132, Cl IK, IO
3.000%, 12/25/32	1,123,100	70,921

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser 2013-128, Cl CF
4.360%, SOFR30A + 0.714%, 12/25/43 (C)	$188,378	$186,998
FNMA, Ser 2014-1, Cl KF
4.360%, SOFR30A + 0.714%, 02/25/44 (C)	273,330	271,183
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	2,533,707	408,784
FNMA, Ser 2025-114, Cl AE
4.500%, 01/25/56	961,493	949,570
FNMA, Ser M1G, Cl A2
1.517%, 11/25/30 (C)	1,925,000	1,705,059
FNMA, Ser M3G, Cl A2
1.286%, 01/25/31 (C)	2,000,000	1,754,864
GNMA
7.000%, 12/15/29	289	297
6.500%, 05/15/29	391	400
6.000%, 01/20/56	12,390,182	12,661,308
6.000%, 01/20/55	7,522,899	7,696,706
6.000%, 12/20/54	5,091,130	5,206,707
6.000%, 09/20/54	10,585,873	10,824,110
6.000%, 07/20/54	10,536,820	10,779,021
6.000%, 06/20/54	4,367,367	4,475,766
6.000%, 05/20/54	5,001,167	5,118,548
6.000%, 04/20/54	9,031,066	9,297,597
6.000%, 02/20/54	7,658,790	7,861,274
6.000%, 12/20/53	2,736,965	2,807,673
6.000%, 11/20/53	4,897,089	5,061,304
6.000%, 10/20/53	3,258,881	3,344,552
5.500%, 07/20/55	11,509,672	11,613,013
5.500%, 06/20/55	10,593,405	10,678,042
5.500%, 05/20/55	8,219,524	8,292,924
5.500%, 09/20/54	2,963,101	2,993,353
5.500%, 02/20/53	1,356,646	1,375,104
5.000%, 12/20/53	7,715,672	7,671,657
5.000%, 02/20/53	503,430	501,960
5.000%, 11/20/52	3,317,449	3,310,695
4.500%, 12/20/52	1,829,215	1,778,954
4.500%, 10/20/52	3,901,553	3,796,274
4.500%, 09/20/52	844,592	820,835
4.500%, 08/20/52	6,060,623	5,898,875
4.000%, 09/20/52	1,712,538	1,615,885
4.000%, 08/20/52	8,259,435	7,776,173
4.000%, 04/20/52	88,544	83,460
4.000%, 03/20/52	89,879	84,755
4.000%, 02/20/52	1,283,635	1,210,923
4.000%, 01/20/52	972,233	917,212
4.000%, 12/20/48	1,075,128	1,016,083
3.500%, 08/20/52	11,167,297	10,185,347
3.500%, 07/20/52	1,499,953	1,367,895
3.500%, 04/20/52	3,531,508	3,217,867
3.500%, 03/20/52	1,586,222	1,447,014
3.500%, 02/20/52	1,151,267	1,051,118

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.500%, 01/20/52	$1,218,115	$1,111,780
3.500%, 06/20/51	1,192,354	1,091,034
3.500%, 01/20/50	739,023	679,203
3.500%, 10/20/49	2,244,058	2,025,076
3.000%, 03/20/52	311,567	277,714
3.000%, 01/20/52	2,576,655	2,297,830
3.000%, 12/20/51	4,466,362	3,984,524
3.000%, 10/20/51	1,485,542	1,324,175
3.000%, 07/20/51	2,079,372	1,854,590
3.000%, 05/20/51	960,191	855,896
2.500%, 03/20/53	3,229,547	2,769,020
2.500%, 07/20/52	1,188,271	1,020,124
2.500%, 04/20/52	2,063,641	1,770,030
2.500%, 03/20/52	2,622,832	2,249,665
2.500%, 08/20/51	1,275,567	1,093,146
2.500%, 05/20/51	662,309	567,926
2.500%, 03/20/51	2,318,092	1,986,578
2.500%, 12/20/50	1,286,156	1,083,853
2.000%, 10/20/51	1,430,458	1,177,425
2.000%, 01/20/51	1,825,415	1,502,518
2.000%, 12/20/50	1,327,313	1,081,631
2.000%, 11/20/50	2,852,090	2,347,585
GNMA, Ser 2012-98, Cl BM
4.873%, 08/20/42 (C)	124,201	126,071
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,591,461	254,588
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,611,619	305,390
GNMA, Ser 2017-H17, Cl FQ
5.047%, TSFR12M + 0.985%, 09/20/67 (C)	575,527	579,993
GNMA, Ser 2017-H22, Cl FH
4.514%, TSFR12M + 0.935%, 11/20/67 (C)	344,052	345,691
GNMA, Ser 2017-H24, Cl FQ
4.527%, TSFR12M + 0.915%, 11/20/67 (C)	449,845	452,171
GNMA, Ser 2018-H04, Cl FK
4.246%, TSFR12M + 0.755%, 03/20/68 (C)	695,057	697,249
GNMA, Ser 2018-H05, Cl CF
4.266%, TSFR12M + 0.775%, 03/20/68 (C)	800,227	803,171
GNMA, Ser 2018-H05, Cl FE
4.276%, TSFR12M + 0.785%, 02/20/68 (C)	198,145	198,613
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,487,776	310,351
GNMA, Ser 2019-H09, Cl FG
5.025%, TSFR12M + 1.065%, 05/20/69 (C)	247,019	250,450

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2019-H16, Cl CF
4.479%, TSFR1M + 0.814%, 10/20/69 (C)	$270,556	$270,679
GNMA, Ser 2020-H01, Cl FV
4.429%, TSFR1M + 0.764%, 01/20/70 (C)	3,252,495	3,263,318
GNMA, Ser 2020-H02, Cl FB
4.379%, TSFR1M + 0.714%, 01/20/70 (C)	450,747	449,482
GNMA, Ser 2022-H04, Cl FG
4.190%, SOFR30A + 0.550%, 02/20/67 (C)	585,507	585,566
GNMA, Ser 2022-H08, Cl FE
4.423%, SOFR30A + 0.750%, 03/20/72 (C)	1,889,449	1,894,627
GNMA, Ser 2022-H11, Cl EF
4.610%, SOFR30A + 0.970%, 05/20/72 (C)	2,260,542	2,282,773
GNMA, Ser 2023-H04, Cl FC
4.490%, SOFR30A + 0.850%, 01/20/73 (C)	1,890,902	1,901,053
GNMA, Ser 2023-H13, Cl FJ
5.060%, SOFR30A + 1.420%, 02/20/73 (C)	1,164,521	1,193,084
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (C)	2,859,176	2,731,757
		489,824,642
Non-Agency Mortgage-Backed Obligations — 8.2%
ALA Trust, Ser OANA, Cl A
5.398%, TSFR1M + 1.743%, 06/15/40 (B)(C)	310,000	311,163
Angel Oak Mortgage Trust, Ser 2025-5, Cl A1
5.573%, 04/25/70 (B)(E)	1,510,443	1,518,566
Angel Oak Mortgage Trust, Ser 2025-7, Cl A1
5.509%, 06/25/70 (B)(E)	6,058,352	6,087,584
Angel Oak Mortgage Trust, Ser 2025-8, Cl A1
5.410%, 07/25/70 (B)(E)	2,676,061	2,690,159
AREIT, Ser 2025-CRE11, Cl A
5.218%, TSFR1M + 1.550%, 07/25/43 (B)(C)	1,830,000	1,832,923
Bank, Ser BN19, Cl A3
3.183%, 08/15/61	925,000	877,523
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,846,957
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,016,470
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,073,783

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.574%, TSFR1M + 0.919%, 03/15/37 (B)(C)	$1,840,000	$1,738,800
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.612%, 04/15/56 (C)	540,000	505,452
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (C)	2,200,000	2,069,234
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	2,199,282
BBCMS Mortgage Trust, Ser C39, Cl C
6.111%, 12/15/58 (C)	1,825,000	1,788,720
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (B)	1,000,000	971,675
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	797,833
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	1,940,118
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,260,000	1,029,826
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (C)	400,000	416,378
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.155%, TSFR1M + 1.500%, 11/15/42 (B)(C)	725,000	725,453
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A3
5.466%, 02/25/66 (B)(E)	1,620,000	1,613,843
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.360%, 12/15/56 (C)	2,250,000	2,313,066
BMO Mortgage Trust, Ser 5C4, Cl C
7.252%, 05/15/57 (C)	1,900,000	1,940,451
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,778,356
BRAVO Residential Funding Trust, Ser 2024-NQM7, Cl M1
6.384%, 10/27/64 (B)(C)	3,060,000	3,090,296
BRAVO Residential Funding Trust, Ser 2026-NQM4, Cl A3
5.641%, 03/25/66 (B)(E)	2,481,582	2,482,658

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BRCK Trust, Ser 830B, Cl B
5.357%, 12/10/42 (B)(C)	$2,970,000	$2,962,370
BSPDF, Ser 2026-FL3, Cl A
5.111%, TSFR1M + 1.450%, 09/18/43 (B)(C)	1,900,000	1,899,992
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.145%, TSFR1M + 1.490%, 01/17/39 (B)(C)	2,459,790	2,459,022
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.355%, TSFR1M + 1.700%, 03/15/45 (B)(C)	1,830,000	1,826,569
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,093,915
BX Trust, Ser 2024-VLT4, Cl A
5.146%, TSFR1M + 1.491%, 06/15/41 (B)(C)	657,258	655,204
BX Trust, Ser ARIA, Cl C
5.701%, 12/13/42 (B)(C)	5,265,000	5,281,079
BX Trust, Ser DELC, Cl A
5.205%, TSFR1M + 1.550%, 12/15/42 (B)(C)	375,000	375,352
BX Trust, Ser VLT7, Cl A
5.355%, TSFR1M + 1.700%, 07/15/44 (B)(C)	1,540,000	1,538,075
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	624,927
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (B)(C)	733,000	669,590
Century Plaza Towers, Ser 2019-CPT, Cl C
3.097%, 11/13/39 (B)(C)	500,000	449,382
Century Plaza Towers, Ser 2019-CPT, Cl E
3.097%, 11/13/39 (B)(C)	2,000,000	1,693,329
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (B)(C)	6,900,000	6,861,565
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (B)(C)	155,000	157,191
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,353,279
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,500,634
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (B)(C)	180,000	180,169

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2B1
8.145%, SOFR30A + 4.500%, 01/25/42 (B)(C)	$3,170,000	$3,242,308
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M2
6.645%, SOFR30A + 3.000%, 01/25/42 (B)(C)	2,158,744	2,185,616
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
8.145%, SOFR30A + 4.500%, 04/25/42 (B)(C)	2,960,000	3,055,282
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M2
7.545%, SOFR30A + 3.900%, 04/25/43 (B)(C)	1,300,000	1,358,848
CSAIL 2021-C20 Commercial Mortgage Trust, Ser C20, Cl AS
3.076%, 03/15/54 (C)	1,180,000	1,046,976
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (C)	1,900,000	1,792,808
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,145,276
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (B)(C)	1,310,000	844,306
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	837,398
DC Commercial Mortgage Trust, Ser DC, Cl C
7.379%, 09/12/40 (B)(C)	1,030,000	1,040,659
DLIC Re-REMIC Trust, Ser FRR1, Cl A111
2.238%, 04/27/53 (B)(C)	1,770,000	1,534,901
DLIC Re-REMIC Trust, Ser FRR1, Cl A120
2.590%, 09/27/53 (B)(C)	1,770,000	1,534,736
DLIC Re-REMIC Trust, Ser FRR1, Cl B104
1.867%, 12/27/52 (B)(C)	1,770,000	1,530,434
Extended Stay America Trust, Ser ESH, Cl A
4.955%, TSFR1M + 1.300%, 10/15/42 (B)(C)	216,705	216,975
Extended Stay America Trust, Ser ESH2, Cl A
4.855%, TSFR1M + 1.200%, 02/15/43 (B)(C)	771,029	771,752
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,686,840	2,767,630

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.854%, 10/25/49 (B)(C)	$2,788,000	$2,727,795
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.423%, 11/25/51 (B)(C)	2,890,000	2,838,432
GAM RE-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	2,400,000	2,174,608
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.668%, 03/05/33 (B)(C)	110,000	87,451
GS Mortgage-Backed Securities Trust, Ser 2020-NQM1, Cl B1
5.143%, 09/27/60 (B)(C)	1,120,000	1,079,389
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,740,097
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (B)(C)	1,000,000	937,572
INT Commercial Mortgage Trust, Ser PLAZA, Cl A
5.042%, 11/05/37 (B)(C)	800,000	799,195
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	916,921
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.255%, TSFR1M + 1.600%, 01/15/42 (B)(C)	840,000	838,950
JP Morgan Mortgage Trust Series, Ser 2025-NQM4, Cl A1F
4.845%, SOFR30A + 1.200%, 03/25/66 (B)(C)	2,740,948	2,738,342
JP Morgan Mortgage Trust, Ser 2026-ACES1, Cl A2
5.161%, 04/25/66 (B)(C)	1,610,000	1,591,220
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.427%, 10/15/48 (C)	767,816	757,849
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.818%, 10/15/42 (B)(C)	870,000	876,133
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (B)(C)	2,500,000	2,260,194
NXPA Re-REMIC Trust, Ser FRR1, Cl A, PO
0.000%, 12/27/49 (B)	4,170,000	3,999,776

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NYC Commercial Mortgage Trust, Ser 11X, Cl D
6.846%, TSFR1M + 3.191%, 10/15/40 (B)(C)	$1,000,000	$1,003,125
NYC Commercial Mortgage Trust, Ser 300P, Cl A
4.879%, 07/13/42 (B)(C)	2,550,000	2,536,539
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (B)(C)	1,010,000	748,920
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,133,191
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,246,529
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (B)(C)	4,540,000	4,541,430
PENN Commercial Mortgage Trust, Ser P11, Cl A
5.522%, 08/10/42 (B)(C)	2,200,000	2,234,653
PMT Loan Trust, Ser 2025-INV11, Cl A36
4.995%, SOFR30A + 1.350%, 11/25/56 (B)(C)	5,087,653	5,110,119
PTCM Re-REMIC Trust, Ser FRR1, Cl A157
3.864%, 07/25/60 (B)(C)	1,505,000	1,320,600
PTCM Re-REMIC Trust, Ser FRR1, Cl A162
3.985%, 02/25/61 (B)(C)	1,759,800	1,534,704
PTCM Re-REMIC Trust, Ser FRR1, Cl A169
4.980%, 03/25/62 (B)(C)	765,000	706,166
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.015%, 02/27/54 (B)(C)	2,800,000	2,342,648
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	237	233
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (B)(C)	915,000	797,798
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (B)(C)	4,647,000	4,066,179
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.971%, 05/15/39 (B)(C)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	$2,500,000	$2,212,461
SLG Office Trust, Ser OMA, Cl A
4.965%, 04/15/41 (B)(C)	6,060,000	6,081,894
SLG Office Trust, Ser OMA, Cl C
5.452%, 04/15/41 (B)(C)	4,870,000	4,889,438
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.026%, TSFR1M + 1.371%, 11/15/36 (B)(C)	1,000,000	998,299
TCO Commercial Mortgage Trust, Ser DPM, Cl A
4.898%, TSFR1M + 1.243%, 12/15/39 (B)(C)	510,000	510,000
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,106,985	1,032,982
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (B)(C)	2,956,566	2,695,294
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (B)(C)	2,910,000	2,425,312
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (B)(C)	1,400,000	1,003,141
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (B)(C)	1,644,907	1,426,289
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (B)(C)	1,632,723	1,419,285
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (B)(C)	2,745,000	2,530,085
Verus Securitization Trust, Ser 2024-3, Cl A2
6.642%, 04/25/69 (B)(E)	1,534,126	1,547,650
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (B)(C)	1,820,000	1,824,764
Verus Securitization Trust, Ser 2025-1, Cl A2
5.773%, 01/25/70 (B)(E)	1,698,068	1,704,459
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(E)	1,512,342	1,519,039
Verus Securitization Trust, Ser 2025-2, Cl A3
5.662%, 03/25/70 (B)(E)	2,505,374	2,510,356
Verus Securitization Trust, Ser 2025-3, Cl A1
5.623%, 05/25/70 (B)(E)	989,435	996,871

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Verus Securitization Trust, Ser 2025-8, Cl A1
4.869%, 09/25/70 (B)(C)	$851,528	$848,708
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(E)	3,174,953	3,162,626
Verus SecuritizationTrust, Ser 2026-4, Cl A3
5.476%, 04/25/71 (B)(E)	4,205,000	4,194,952
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
6.134%, 03/15/40 (B)(C)	500,000	500,613
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	936,800
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (C)	420,000	400,039
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,800,000	1,834,384
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.197%, TSFR1M + 1.542%, 08/15/42 (B)(C)	500,000	500,000
Wells Fargo Commercial Mortgage Trust, Ser C66, Cl C
6.251%, 04/15/59 (C)	765,000	764,571
WHARF Commercial Mortgage Trust, Ser DC, Cl D
6.833%, 07/15/40 (B)(C)	1,000,000	1,036,900
		212,338,088
Total Mortgage-Backed Securities
(Cost $719,296,095)		702,162,730

ASSET-BACKED SECURITIES — 10.9%

Automotive — 7.3%
Ally Auto Receivables Trust, Ser 2025-1, Cl A3
3.960%, 03/15/30	$355,000	$354,402
Ally Auto Receivables Trust, Ser 2026-1, Cl A3
3.920%, 10/15/30	305,000	303,018
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,185,497

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	$4,560,000	$4,609,079
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl C
5.110%, 04/14/31 (B)	525,000	528,190
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	3,980,000	3,974,918
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl C
4.550%, 01/12/33 (B)	1,490,000	1,482,094
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	2,465,000	2,449,009
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl C
4.850%, 05/10/32 (B)	765,000	763,413
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/29 (B)	370,000	371,543
AutoNation Finance Trust, Ser 2026-1A, Cl A3
4.030%, 08/12/30 (B)	285,000	283,983
Avis Budget Rental Car Funding AESOP, Ser 2026-1A, Cl A
4.280%, 08/20/30 (B)	425,000	420,708
Avis Budget Rental Car Funding, Ser 2024-1A, Cl A
5.360%, 06/20/30 (B)	1,495,000	1,525,058
Avis Budget Rental Car Funding, Ser 2025-2A, Cl A
5.120%, 08/20/31 (B)	550,000	557,529
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	512,432	512,741
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/28	285,000	286,074
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/29 (B)	255,000	255,604
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	579,281	580,616

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl A3
4.780%, 12/15/28	$820,000	$822,130
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	7,915,000	8,011,759
Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Cl A3
4.660%, 01/15/29	370,000	370,987
Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Cl A3
4.040%, 12/17/29	305,000	304,393
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl D
5.190%, 02/17/32	2,860,000	2,857,886
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	784,080	789,046
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,482,461
CarMax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	482,114
CarMax Auto Owner Trust, Ser 2025-4, Cl A3
3.970%, 12/16/30	455,000	452,291
CarMax Auto Owner Trust, Ser 2026-2, Cl A3
4.220%, 06/16/31	395,000	394,950
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	750,015
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	210,608	211,332
Carvana Auto Receivables Trust, Ser 2025-P2, Cl A4
4.750%, 06/10/31	1,005,000	1,011,398
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A3
4.040%, 11/11/30	580,000	577,718
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,505,000	2,528,754
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	2,745,000	2,764,756

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	$2,965,000	$3,026,171
CPS Auto Receivables Trust, Ser 2026-B, Cl D
5.200%, 07/15/32 (B)	4,430,000	4,416,717
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,278,968
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	929,829
Credit Acceptance Auto Loan Trust, Ser 2025-2A, Cl B
4.870%, 01/15/36 (B)	375,000	375,832
Credit Acceptance Auto Loan Trust, Ser 2026-1A, Cl A
4.650%, 04/15/36 (B)	445,000	444,273
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	766,419
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	3,905,000	3,886,378
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	4,311,969	4,338,382
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	850,745
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	337,636
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (B)	865,000	867,382
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	2,827,667	2,866,725
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,121,624
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,268,724
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,894,907
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	706,707
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	904,493	905,845

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2025-4A, Cl A3
4.390%, 09/17/29	$145,000	$145,263
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	2,685,000	2,692,581
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	2,045,000	2,024,729
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl A3
4.450%, 05/15/30	560,000	561,588
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl D
5.510%, 08/16/32	4,400,000	4,429,095
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	210,914
First Investors Auto Owner Trust, Ser 2025-1A, Cl C
4.750%, 12/15/31 (B)	725,000	724,528
First Investors Auto Owner Trust, Ser 2026-1A, Cl A3
4.500%, 05/15/31 (B)	865,000	864,512
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	1,730,004	1,720,345
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	421,733
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	974,186	981,493
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,327,839	1,346,121
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,381,254
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,230,839
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	365,000	366,233
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	192,352	192,544
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	6,100,000	6,196,938

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl C
5.110%, 01/15/31 (B)	$310,000	$312,018
GLS Auto Receivables Issuer Trust, Ser 2025-3A, Cl D
5.160%, 06/16/31 (B)	2,020,000	2,021,274
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl A3
4.290%, 07/16/29 (B)	280,000	279,990
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	4,600,000	4,591,765
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl A3
3.970%, 11/15/29 (B)	335,000	333,667
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl D
5.020%, 12/15/31 (B)	4,800,000	4,770,380
GLS Auto Receivables Issuer Trust, Ser 2026-2A, Cl B
4.630%, 09/16/30 (B)	395,000	394,960
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	194,964	195,301
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	274,917	275,848
GLS Auto Select Receivables Trust, Ser 2025-3A, Cl A2
4.460%, 10/15/30 (B)	298,909	299,047
GLS Auto Select Receivables Trust, Ser 2025-4A, Cl A2
4.170%, 02/18/31 (B)	283,187	282,600
GLS Auto Select Receivables Trust, Ser 2026-1A, Cl A2
4.050%, 02/17/32 (B)	265,000	264,074
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	572,517
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/28	810,000	810,590
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,038,524
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,129,038
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,210,919

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A3
3.970%, 12/15/28 (B)	$840,000	$837,084
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/29	360,000	361,275
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	288,654	289,226
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	910,000	912,818
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/30 (B)	970,000	969,870
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	291,886
NextGear Floorplan Master Owner Trust, Ser 2025-2A, Cl A2
4.230%, 10/15/30 (B)	500,000	497,159
NextGear Floorplan Master Owner Trust, Ser 2026-1A, Cl A2
4.070%, 02/15/31 (B)	1,445,000	1,434,172
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	903,542
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,616,374
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,588,495
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,969,548
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,824,000
Octane Receivables Trust, Ser 2025-1A, Cl A2
4.250%, 02/20/31 (B)	930,000	929,634
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	273,344	274,074
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	3,038,014	3,055,295

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	$3,730,000	$3,832,166
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,268,310
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	2,036	2,040
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	690,000	692,254
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A3
4.170%, 04/15/30	595,000	594,690
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	1,050,000	1,044,943
Santander Drive Auto Receivables Trust, Ser 2026-1, Cl D
4.750%, 04/15/32	1,575,000	1,551,682
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	113,089	113,258
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,190,560
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	250,570	251,400
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A3
4.750%, 07/22/30 (B)	285,000	286,618
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/30 (B)	1,000,000	1,002,516
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C, Ser 2025-CA, Cl A3
4.110%, 04/20/29 (B)	1,645,000	1,638,374
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A3
4.270%, 01/22/29 (B)	930,000	930,441

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	$248,868	$249,269
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	910,689
Toyota Auto Receivables Owner Trust, Ser 2026-B, Cl A2A
4.040%, 02/15/29	510,000	509,933
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/28 (B)	680,000	677,505
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/30 (B)	145,000	145,457
Veros Auto Receivables Trust, Ser 2026-1, Cl A
4.530%, 08/15/28 (B)	169,368	169,401
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,954,907
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,370,844
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,048,580
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,023,742
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	480,775
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,314,742
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,614,823
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.510%, 05/15/29 (B)	285,000	285,886
Westlake Automobile Receivables Trust, Ser 2025-3A, Cl A3
4.220%, 06/15/29 (B)	430,000	430,414

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 07/16/29 (B)	$625,000	$623,608
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	3,100,000	3,072,326
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	295,912	297,879
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	529,251	532,390
Wheels Fleet Lease Funding 1, Ser 2025-3A, Cl A1
4.080%, 09/18/40 (B)	535,000	532,492
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	499,670	500,885
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/30	1,060,000	1,056,658
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	356,197	357,328
		186,126,189
Credit Card — 0.0%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	611,350
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (B)	575,000	574,820
		1,186,170
Other Asset-Backed Securities — 3.6%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	3,200,000	3,220,686
Affirm Master Trust, Ser 2025-2A, Cl A
4.670%, 07/15/33 (B)	1,120,000	1,123,385
AGL CLO, Ser 2025-11A, Cl CR
5.623%, TSFR3M + 1.950%, 10/15/38 (B)(C)	2,750,000	2,753,979
Applebee's Funding, Ser 2025-1A, Cl A2
6.720%, 06/07/55 (B)	1,895,000	1,899,000
BHG Securitization Trust, Ser 2025-2CON, Cl A
4.840%, 09/17/36 (B)	395,390	395,377
BHG Securitization Trust, Ser 2026-1CON, Cl C
5.680%, 06/17/36 (B)	2,655,000	2,646,661

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bluepeak ABS Issuer, Ser 2025-1A, Cl A2
5.858%, 12/20/55 (B)	$1,575,000	$1,592,666
CBAMR, Ser 2025-11RA, Cl CR
5.475%, TSFR3M + 1.800%, 03/20/38 (B)(C)	3,410,000	3,405,669
CIFC Funding, Ser 2025-3A, Cl CR2
5.480%, TSFR3M + 1.800%, 01/16/38 (B)(C)	2,285,000	2,283,492
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	290,000	289,688
Compass Datacenters Issuer III, Ser 2025-1A, Cl A3
5.852%, 02/25/50 (B)	460,000	462,865
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/56 (B)	2,120,000	2,100,065
Compass Datacenters Issuer III, Ser 2026-1A, Cl A22
5.289%, 02/25/56 (B)	1,170,000	1,163,101
Consolidated Communications, Ser 2025-1A, Cl B
6.506%, 05/20/55 (B)	1,290,000	1,311,891
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	450,979	455,702
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	675,000	678,170
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	2,280,000	2,258,982
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.672%, TSFR3M + 2.000%, 04/21/39 (B)(C)	3,115,000	3,082,504
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	1,988,544	1,103,045
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,395,422	1,294,736
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	56,217	56,405
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	370,579

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	$1,820,000	$1,842,068
Iskandar Enterprise, Ser 2026-1A, Cl A21
5.049%, 04/17/56 (B)	1,710,000	1,706,638
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	9,375,000	9,449,225
MetroNet Infrastructure Issuer, Ser 2026-1A, Cl A2
5.273%, 04/20/56 (B)	1,090,000	1,092,897
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	917,693	615,302
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	479,032	486,293
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	915,600
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	682,531	685,412
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl D
5.268%, 04/15/33 (B)	3,499,677	3,476,815
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	5,605,405	5,587,719
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	1,841,470	1,850,360
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	1,454,046	1,457,973
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	2,894,897	2,909,445
PK ALIFT Loan Funding 7, Ser 2025-2, Cl A
4.750%, 03/15/43 (B)	237,875	235,309
Reach Abs Trust, Ser 2026-1A, Cl A
4.320%, 02/15/33 (B)	339,371	339,261
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	906,511	872,958
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	406,683
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (B)	920,000	913,960

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	$615,000	$622,817
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,447
SEB Funding, Ser 2026-1A, Cl A2
6.665%, 01/30/56 (B)	1,380,000	1,368,400
Shentel Issuer, Ser 2025-1A, Cl A2
5.640%, 12/20/55 (B)	1,140,000	1,152,428
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	595,492	600,517
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	513,038	515,483
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	133,631	133,174
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,070,279	1,068,974
SoFi Consumer Loan Program Trust, Ser 2025-2, Cl A
4.820%, 06/25/34 (B)	156,734	157,218
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	848,335	797,690
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	827,261	755,068
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,004,453	977,679
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,013,083	975,465
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,196,939	1,202,464
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,329,572
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (B)	1,200,000	1,197,039
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	80	80

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	$206	$206
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	139	139
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	756	759
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	472	472
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	1,015	1,021
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	163,887	161,134
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,112,988	1,033,354
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	307,040	310,617
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/55 (B)	2,244,375	2,212,492
Zayo Issuer, Ser 2025-1A, Cl B
6.088%, 03/20/55 (B)	1,320,000	1,330,611
Zayo Issuer, Ser 2025-2A, Cl A2
5.953%, 06/20/55 (B)	1,305,000	1,325,452
Zayo Issuer, Ser 2025-2A, Cl B
6.586%, 06/20/55 (B)	3,510,000	3,583,983
		91,637,321
Total Asset-Backed Securities
(Cost $278,632,701)		278,949,680

MUNICIPAL BONDS — 3.1%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,130,793

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,553,858

MUNICIPAL BONDS — continued

	Face Amount	Value
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	$1,865,000	$1,657,271
2.984%, 06/01/33	3,090,000	2,790,200
California Statewide Communities Development Authority, RB
2.682%, 02/01/39	500,000	384,440
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,539,143
3.700%, 06/15/26	2,500,000	2,499,449
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,276,420
3.482%, 09/01/50	2,500,000	1,764,534
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,406,802
4.750%, 09/01/38	2,000,000	1,951,906
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,165,636
3.158%, 05/15/29	1,000,000	969,927
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	506,093
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	482,699
State of California, GO
7.625%, 03/01/40	40,000	47,396
7.550%, 04/01/39	100,000	118,282
7.500%, 04/01/34	675,000	773,672
7.300%, 10/01/39	625,000	715,090
		23,602,818
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,201,080

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,367,183

Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	858,477

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$562,108	$554,089
		1,412,566
Illinois — 0.2%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/38	1,180,000	1,205,557
State of Illinois, GO
5.100%, 06/01/33	1,614,216	1,639,569
		2,845,126
Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	417,931

Maryland — 0.2%
County of Montgomery Maryland, RB
4.800%, 04/01/38	2,500,000	2,433,394
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,237,351
5.433%, 05/31/56	500,000	478,859
		5,149,604
Minnesota — 0.1%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,185,438
5.897%, 08/01/49	1,400,000	1,391,414
		2,576,852
Nebraska — 0.1%
City of North Platte Nebraska Combined Utilities Revenue, Ser B, RB
5.674%, 12/15/46	1,000,000	989,213
5.548%, 12/15/42	1,525,000	1,526,218
		2,515,431
New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.876%, 12/01/35	1,500,000	1,573,129
5.694%, 11/01/45	1,000,000	976,526
3.970%, 02/01/29 (B)(C)	5,500,000	5,500,000
3.840%, 07/01/33 (B)(C)	850,000	850,000
		8,899,655
New Jersey — 0.1%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,455,576

MUNICIPAL BONDS — continued

	Face Amount	Value
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	$275,000	$322,013
7.102%, 01/01/41	925,000	1,057,212
		3,834,801
New York — 0.4%
City of New York New York, Ser D-1, GO
5.114%, 10/01/54	2,000,000	1,790,215
5.094%, 10/01/49	1,000,000	904,153
New York City Housing Development, Ser D, RB
5.884%, 02/01/55	1,250,000	1,232,008
5.448%, 08/01/54	850,000	798,918
New York City Housing Development, Ser G, RB
5.881%, 08/01/45	1,120,000	1,120,565
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,447,000	1,342,879
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,493,380
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	420,004
		10,102,122
Ohio — 0.3%
American Municipal Power, RB
7.499%, 02/15/50	2,280,000	2,607,583
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,813,876
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	710,000	723,237
Columbus-Franklin County Finance Authority, Ser S, RB
7.750%, 01/15/30 (B)	700,000	698,285
Toledo-Lucas County Port Authority, Ser D-2, RB
5.850%, 11/15/44 (B)	1,335,000	1,328,982
		7,171,963
Oregon — 0.0%
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,032,764

Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, RB
5.566%, 11/01/45	1,250,000	1,233,063

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	$610,000	$606,258
		1,839,321
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	220,000	223,309

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, RB
2.942%, 07/01/43	500,000	374,800

Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	223,432	224,912
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	551,526
		776,438
Total Municipal Bonds
(Cost $80,807,919)		79,474,557

SOVEREIGN DEBT — 1.3%

BRAZIL — 0.0%
Brazilian Government International Bond
5.500%, 02/04/33	$1,000,000	$985,000

CANADA — 0.6%
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,495,053
Export Development Canada
4.750%, 06/05/34	5,000,000	5,143,066
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,616,146
3.500%, 04/19/32	5,000,000	4,757,872

		15,012,137
ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	2,024,600

SOVEREIGN DEBT — continued

	Face Amount	Value
FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	$2,500,000	$2,213,054

IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,395,833	2,316,878
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,454,000
		4,770,878
JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	1,004,424
Japan International Cooperation Agency
4.250%, 05/22/30	470,000	470,663
		1,475,087
MEXICO — 0.0%
Mexico Government International Bond
5.375%, 03/22/33	860,000	843,316

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,014,864
4.375%, 02/28/29(B)	500,000	504,890
1.000%, 05/28/30(B)	2,500,000	2,214,026
		3,733,780
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	873,657

SOUTH KOREA — 0.1%
Korea Electric Power
4.287%, SOFR + 0.620%, 11/12/28(B)(C)	1,000,000	1,001,730
4.125%, 11/12/30(B)	1,000,000	987,950
		1,989,680
Total Sovereign Debt
(Cost $34,349,365)		33,921,189

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

BANK LOAN OBLIGATIONS — 0.1%

	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(C)	$1,487,123	$1,474,572
Vistra Zero Operating Company Term Loan
5.668%, 03/20/31	995,000	991,268
		2,465,840
Total Bank Loan Obligations
(Cost $2,478,511)		2,465,840

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$217,705	$207,461
U.S. GOVERNMENT AGENCY OBLIGATION — continued

	Face Amount	Value
Total U.S. Government Agency Obligation
(Cost $210,081)		207,461

SHORT-TERM INVESTMENT — 0.4%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (H)
(Cost $9,337,655)	9,337,655	$9,337,655
Total Short-Term Investment
(Cost $9,337,655)		9,337,655
Total Investments in Securities— 98.9%
(Cost $2,592,462,847)		$2,531,699,996

Percentages are based on Net Assets of $2,559,154,820.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Notes	1,172	Jun-2026	$128,008,785	$126,383,719	$(1,625,066)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2026 (Unaudited)

‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $9,145,228.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $649,794,623 and represented 25.4% of Net Assets.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $9,337,655.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

PJSC — Public Joint Stock Company

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

TSFR12M — Term Structured Financing Rate 12 Month Average

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

USISDA05 — US Mid-Market Swap Rate 5 Year

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$715,800,937	$—	$715,800,937
U.S. Treasury Obligations	—	709,379,947	—	709,379,947
Mortgage-Backed Securities	—	702,162,730	—	702,162,730
Asset-Backed Securities	—	278,949,680	—	278,949,680
Municipal Bonds	—	79,474,557	—	79,474,557
Sovereign Debt	—	33,921,189	—	33,921,189
Short-Term Investment	9,337,655	—	—	9,337,655
Bank Loan Obligations	—	2,465,840	—	2,465,840
U.S. Government Agency Obligation	—	207,461	—	207,461
Total Investments in Securities	$9,337,655	$2,522,362,341	$—	$2,531,699,996

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,625,066)	$—	$—	$(1,625,066)
Total Other Financial Instruments	$(1,625,066)	$—	$—	$(1,625,066)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 26.5%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 11.3%
FHLMC Mscr Trust Mn6, Ser MN6, Cl B1
12.895%, SOFR30A + 9.250%, 05/25/43 (A)(B)	$1,710,000	$1,964,903
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.769%, 09/25/33 (A)	2,500,000	2,505,274
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.505%, 09/25/37 (A)	22,886,983	2,380,690
FHLMC Multifamily Structured Credit Risk, Ser MN4, Cl B1
13.145%, SOFR30A + 9.500%, 05/25/52 (A)(B)	1,710,000	2,026,620
FHLMC Multifamily Structured Credit Risk, Ser MN5, Cl B1
13.145%, SOFR30A + 9.500%, 11/25/42 (A)(B)	1,710,000	1,967,825
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1B
8.145%, SOFR30A + 4.500%, 06/25/42 (A)(B)	680,000	705,711
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1B
7.345%, SOFR30A + 3.700%, 09/25/42 (A)(B)	2,420,000	2,501,288
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M2
9.395%, SOFR30A + 5.750%, 09/25/42 (A)(B)	1,610,000	1,711,881
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M2
9.645%, SOFR30A + 6.000%, 07/25/42 (A)(B)	1,080,000	1,141,046
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M2
9.146%, SOFR30A + 5.500%, 03/25/43 (A)(B)	2,420,000	2,586,375
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
5.745%, SOFR30A + 2.100%, 04/25/43 (A)(B)	585,126	592,411
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.245%, SOFR30A + 1.600%, 03/25/46 (A)(B)	1,110,000	1,113,073
FNMA
5.136%, 07/01/29 (A)	1,000,000	1,006,996
GNMA
6.000%, 01/20/56	6,428,213	6,568,877
6.000%, 12/20/54	2,464,200	2,520,141

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.000%, 09/20/54	$5,180,438	$5,297,044
6.000%, 07/20/54	5,651,063	5,780,959
6.000%, 06/20/54	2,382,200	2,441,327
6.000%, 05/20/54	2,722,385	2,786,281
6.000%, 04/20/54	4,300,019	4,426,924
6.000%, 02/20/54	1,679,645	1,724,052
6.000%, 12/20/53	3,578,730	3,671,183
6.000%, 11/20/53	4,401,713	4,538,087
6.000%, 10/20/53	3,647,604	3,743,494
5.500%, 07/20/55	5,607,720	5,658,069
5.500%, 06/20/55	5,491,621	5,535,497
5.500%, 05/20/55	4,265,002	4,303,088
5.500%, 09/20/54	416,630	420,884
5.000%, 02/20/53	503,430	501,960
5.000%, 11/20/52	654,760	653,427
4.500%, 12/20/52	730,149	710,087
4.500%, 10/20/52	341,058	331,855
4.500%, 08/20/52	300,676	292,652
4.000%, 09/20/52	816,574	770,488
3.500%, 12/20/52	194,780	177,194
3.500%, 04/20/52	513,280	467,694
3.000%, 12/20/51	400,022	356,867
		85,882,224
Non-Agency Mortgage-Backed Obligations — 15.2%
AREIT, Ser 2025-CRE11, Cl A
5.218%, TSFR1M + 1.550%, 07/25/43 (A)(B)	940,000	941,501
Aventura Mall Trust, Ser AVM, Cl D
4.249%, 07/05/40 (A)(B)	1,200,000	1,163,873
BANK, Ser BNK45, Cl E
4.000%, 02/15/56 (B)	1,837,000	1,334,395
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.574%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,670,000	1,578,150
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
4.973%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,184,000
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	940,320
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	1,000,000	807,200
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.409%, 08/05/38 (A)(B)	1,500,000	1,350,277
BBCMS Mortgage Trust, Ser TALL, Cl D
5.301%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	890,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Trust, Ser SRCH, Cl B
4.498%, 08/10/35 (B)	$1,000,000	$955,064
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (A)	1,750,000	1,738,036
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,079,545
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.360%, 12/15/56 (A)	250,000	257,044
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,244,946
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,073,161
BPR Trust, Ser 2023-BRK2, Cl A
7.147%, 10/05/38 (A)(B)	2,100,000	2,161,836
BPR Trust, Ser 2023-BRK2, Cl C
8.630%, 10/05/38 (A)(B)	1,500,000	1,561,891
BRCK Trust, Ser 830B, Cl B
5.357%, 12/10/42 (A)(B)	600,000	598,505
BRCK Trust, Ser 830B, Cl C
5.658%, 12/10/42 (A)(B)	600,000	599,711
BRCK Trust, Ser 830B, Cl D
6.409%, 12/10/42 (A)(B)	2,000,000	1,996,754
BSPDF, Ser 2026-FL3, Cl A
5.111%, TSFR1M + 1.450%, 09/18/43 (A)(B)	980,000	979,996
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.145%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,459,790	2,459,021
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.355%, TSFR1M + 1.700%, 03/15/45 (A)(B)	940,000	938,237
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,193,626
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,436,385
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	490,684
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	1,000,000	913,492
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,953,494

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (A)(B)	$1,100,000	$1,093,959
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	500,000	507,067
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	1,975,000	16,131
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	668,999	666,949
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,335,284
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	375,802
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	477,909
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2B1
8.145%, SOFR30A + 4.500%, 01/25/42 (A)(B)	1,630,000	1,667,180
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M2
6.645%, SOFR30A + 3.000%, 01/25/42 (A)(B)	1,122,166	1,136,135
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
8.145%, SOFR30A + 4.500%, 04/25/42 (A)(B)	1,530,000	1,579,251
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M2
7.545%, SOFR30A + 3.900%, 04/25/43 (A)(B)	670,000	700,329
CSAIL Commercial Mortgage Trust, Ser C20, Cl C
3.829%, 03/15/54 (A)	1,200,000	1,014,972
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	931,129
DC Commercial Mortgage Trust, Ser DC, Cl C
7.379%, 09/12/40 (A)(B)	530,000	535,485
DLIC Re-REMIC Trust, Ser FRR1, Cl CK57
1.155%, 08/27/49 (A)(B)	1,565,000	1,547,378
Fashion Show Mall, Ser SHOW, Cl C
6.276%, 10/10/41 (A)(B)	2,300,000	2,307,860
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.559%, 02/10/56 (A)	2,223,000	2,223,119

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FIVE Mortgage Trust, Ser V1, Cl D
6.559%, 02/10/56 (A)(B)	$384,000	$367,381
GAM RE-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	1,500,000	1,359,130
GS Mortgage Securities Trust, Ser GS8, Cl B
3.953%, 11/10/50 (A)	675,000	630,745
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	994,341
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
3.041%, 12/10/41 (A)(B)	1,500,000	1,351,740
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.551%, 01/13/40 (A)(B)	2,000,000	2,050,268
JP Morgan Mortgage Trust Series, Ser 2025-NQM4, Cl A1F
4.845%, SOFR30A + 1.200%, 03/25/66 (A)(B)	1,402,346	1,401,012
JP Morgan Mortgage Trust, Ser 2026-ACES1, Cl A2
5.161%, 04/25/66 (A)(B)	830,000	820,318
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.427%, 10/15/48 (A)	259,899	256,525
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,155,075
Life Mortgage Trust, Ser 2021-BMR, Cl C
4.870%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	79,349
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.818%, 10/15/42 (A)(B)	2,730,000	2,749,461
MAD Commercial Mortgage Trust, Ser 11MD, Cl D
6.571%, 10/15/42 (A)(B)	1,800,000	1,819,452
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.926%, 10/15/51 (A)	2,455,000	2,235,014
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,234,257
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/29 (A)(B)	1,500,000	1,549,982

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NXPA Re-REMIC Trust, Ser FRR1, Cl A, PO
0.000%, 12/27/49 (B)	$1,565,000	$1,501,115
NYC Commercial Mortgage Trust, Ser 11X, Cl D
6.846%, TSFR1M + 3.191%, 10/15/40 (A)(B)	500,000	501,563
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (B)(C)	1,580,000	1,586,196
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	925,610
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (A)(B)	2,310,000	2,310,728
PMT Loan Trust, Ser 2025-INV11, Cl A36
4.995%, SOFR30A + 1.350%, 11/25/56 (A)(B)	2,625,592	2,637,187
RFM Reremic Trust, Ser FRR1, Cl AK55, PO
0.000%, 03/28/49 (B)	1,640,000	1,634,967
RFM Reremic Trust, Ser FRR1, Cl AK64
2.747%, 03/01/50 (A)(B)	2,100,000	2,036,284
RIDE Trust, Ser SHRE, Cl D
6.972%, 02/14/47 (A)(B)	1,310,000	1,323,901
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	242,500	211,472
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,500,000	1,312,726
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.971%, 05/15/39 (A)(B)	500,000	500,000
SLG Office Trust, Ser OMA, Cl A
4.965%, 04/15/41 (A)(B)	2,500,000	2,509,223
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.026%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	713,784
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.074%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,438
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	604,014

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.496%, 08/15/50 (A)	$1,500,000	$1,417,762
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	492,251	448,758
Verus Securitization Trust, Ser 2025-11, Cl A3
5.270%, 11/25/70 (B)(C)	2,126,385	2,113,890
Verus Securitization Trust, Ser 2025-12, Cl A3
5.367%, 12/25/70 (B)(C)	2,182,298	2,177,452
Verus Securitization Trust, Ser 2025-12, Cl M1
5.760%, 12/25/70 (A)(B)	1,000,000	990,869
Verus Securitization Trust, Ser 2025-3, Cl A1
5.623%, 05/25/70 (B)(C)	357,210	359,897
Verus Securitization Trust, Ser 2025-3, Cl A3
5.928%, 05/25/70 (B)(C)	1,394,277	1,400,011
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(C)	642,782	640,287
Verus Securitization Trust, Ser 2026-1, Cl M1
5.670%, 01/25/71 (A)(B)	1,660,000	1,634,364
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	2,000,000	1,986,557
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,215,571
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,528,653
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.197%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	500,000
Wells Fargo Commercial Mortgage Trust, Ser C50, Cl D
3.000%, 05/15/52 (B)	2,000,000	1,597,339
		114,760,751
Total Mortgage-Backed Securities
(Cost $197,797,829)		200,642,975

U.S. TREASURY OBLIGATIONS — 25.7%

	Face Amount	Value
U.S. Treasury Inflation Indexed Bond
2.375%, 02/15/56	$3,912,282	$3,631,792
U.S. Treasury Notes
4.125%, 02/15/36	505,000	494,426
3.875%, 03/31/28	2,385,000	2,384,441
3.875%, 04/15/29	3,775,000	3,771,461
3.875%, 03/31/31	2,910,000	2,890,676
3.875%, 04/30/31	55,250,000	54,883,106
3.833%, USBMMY3M + 0.190%, 10/31/27(A)	49,770,000	49,846,577
3.802%, USBMMY3M + 0.159%, 07/31/27(A)	18,470,000	18,487,632
3.742%, USBMMY3M + 0.099%, 01/31/28(A)	49,850,000	49,853,593
3.625%, 10/31/30	8,220,000	8,092,526

Total U.S. Treasury Obligations
(Cost $194,412,345)		194,336,230

CORPORATE OBLIGATIONS — 23.0%

COMMUNICATION SERVICES — 0.8%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,197,971
Charter Communications Operating
6.100%, 06/01/29	810,000	836,601
4.200%, 03/15/28	310,000	306,779
QTS Fayetteville I Dc1-2
5.700%, 04/15/36(B)	1,850,000	1,799,308
Verizon Communications
1.500%, 09/18/30	1,000,000	880,829
		6,021,488
CONSUMER DISCRETIONARY — 0.4%
Ford Motor Credit
5.303%, 09/06/29	560,000	558,383
General Motors Financial
3.600%, 06/21/30	1,625,000	1,552,350
YMCA of Greater New York
5.184%, 08/01/30	500,000	498,035
		2,608,768
ENERGY — 0.4%
Expand Energy
5.375%, 03/15/30	620,000	626,411
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,499,608
Topaz Solar Farms
5.750%, 09/30/39(B)	750,000	748,485
		2,874,504

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 15.3%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	$1,000,000	$977,404
4.125%, 02/25/27	1,000,000	1,001,481
Aircastle
5.000%, 09/15/30(B)	1,735,000	1,734,356
American Express
3.550%, H15T5Y + 2.854%(A)(D)	360,000	356,595
Andina de Fomento MTN
4.251%, 02/03/31	1,000,000	974,258
Anglo American Capital
3.875%, 03/16/29(B)	200,000	196,431
2.625%, 09/10/30(B)	200,000	183,272
Arab Energy Fund
1.483%, 10/06/26	500,000	493,864
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,023,892
Ares Capital
7.000%, 01/15/27	240,000	243,155
5.800%, 03/08/32(E)	665,000	660,576
2.875%, 06/15/28	650,000	620,389
Ares Strategic Income Fund
5.700%, 03/15/28	2,105,000	2,106,674
Asian Development Bank MTN
1.750%, 08/14/26	750,000	745,532
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,519,168
Avolon Holdings Funding
5.375%, 05/30/30(B)	3,925,000	3,975,667
Bank of America
6.110%, 01/29/37	1,240,000	1,301,648
Barclays
5.690%, SOFR + 1.740%, 03/12/30(A)	1,910,000	1,960,005
5.674%, SOFR + 1.490%, 03/12/28(A)	760,000	767,009
Blue Owl Capital
2.875%, 06/11/28	810,000	759,839
Blue Owl Credit Income
7.750%, 01/15/29	955,000	984,390
BNP Paribas
5.176%, SOFR + 1.520%, 01/09/30(A)(B)	2,390,000	2,424,783
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(D)	2,560,000	2,555,808
Citadel Finance
5.150%, 02/14/31(B)	2,750,000	2,684,966

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citibank
4.876%, SOFR + 0.712%, 11/19/27(A)	$2,000,000	$2,006,784
4.377%, SOFR + 0.712%, 11/19/27(A)	1,500,000	1,501,190
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(A)	520,000	520,778
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	994,795
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,862,932
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,183,930
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,973,806
Enel Finance International
5.125%, 06/26/29(B)	2,000,000	2,029,664
European Investment Bank
3.250%, 11/15/27	700,000	693,156
2.375%, 05/24/27	1,253,000	1,232,792
Fifth Third Bancorp
1.707%, SOFR + 0.685%, 11/01/27(A)	503,000	496,269
Foundry JV Holdco
5.900%, 01/25/33(B)	3,000,000	3,122,502
Goldman Sachs Group
4.387%, SOFR + 1.510%, 06/15/27(A)	1,000,000	999,872
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,595,410
Inter-American Development Bank
3.951%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,000,587
3.802%, 11/12/30	1,000,000	977,787
International Bank for Reconstruction & Development
1.123%, 12/12/26(C)	2,500,000	2,460,073
0.000%, 03/31/27(F)	2,500,000	2,408,928
0.000%, 03/31/28(A)(G)	1,000,000	983,168
International Development Association
4.000%, 06/11/30(B)	450,000	449,221
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	1,001,427

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase
6.070%, SOFR + 1.330%, 10/22/27(A)	$5,000,000	$5,041,538
KEB Hana Bank MTN
4.276%, SOFR + 0.600%, 10/21/28(A)(B)	425,000	426,321
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	931,835
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	898,510
LPL Holdings
5.150%, 06/15/30	3,190,000	3,211,769
M&T Bank MTN
4.833%, SOFR + 0.930%, 01/16/29(A)	1,000,000	1,003,915
Mars
4.650%, 04/20/31(B)	1,000,000	1,006,368
National Rural Utilities Cooperative Finance
1.350%, 03/15/31	789,000	676,714
NHP Foundation
5.850%, 12/01/28	250,000	256,952
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,486,208
PNC Financial Services Group
1.150%, 08/13/26	500,000	495,912
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,104,328
5.700%, 12/14/36	1,240,000	1,290,441
5.125%, H15T5Y + 3.162%, 03/01/52(A)	1,535,000	1,496,231
Repsol E&P Capital Markets US
5.204%, 09/16/30(B)	1,000,000	1,012,378
4.805%, 09/16/28(B)	1,305,000	1,309,472
Santander Holdings USA
5.353%, SOFR + 1.940%, 09/06/30(A)	785,000	793,623
South Bow USA Infrastructure Holdings
5.026%, 10/01/29	1,580,000	1,590,319
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	518,125
6.000%, 04/15/30‡(B)	360,000	364,204
5.250%, 10/15/28‡(B)	180,000	179,140
Swedbank
1.538%, 11/16/26(B)	2,000,000	1,971,933
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,948,815
4.568%, 12/17/26	4,820,000	4,834,692

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	$2,000,000	$1,986,380
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/29(A)	1,965,000	2,084,654
UBS Group
5.125%, H15T5Y + 4.855%(A)(D)	2,140,000	2,140,850
3.875%, H15T5Y + 3.098%(A)(B)(D)	1,590,000	1,589,996
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	985,000	981,771
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,286,905
Volkswagen Group of America Finance
5.350%, 03/27/30(B)	2,165,000	2,194,530
WLB Asset II D Pte
6.500%, 12/21/26(B)	978,522	950,583
WLB Asset VI Pte
7.250%, 12/21/27(B)	987,888	1,021,837
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	461,206
		116,294,688
HEALTH CARE — 0.1%
CVS Pass-Through Trust
6.036%, 12/10/28	757,954	763,252

INDUSTRIALS — 1.4%
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,371,012
Mileage Plan IP
5.021%, 10/20/29(B)	3,205,000	3,181,018
Norfolk Southern
2.300%, 05/15/31	5,000,000	4,498,570
Southwest Airlines
5.250%, 11/15/35	1,340,000	1,270,767
		10,321,367
INFORMATION TECHNOLOGY — 0.9%
Apple
3.000%, 06/20/27	1,415,000	1,400,464
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,920,259
International Business Machines
4.950%, 02/03/36	1,340,000	1,305,656
Oracle
5.500%, 08/03/35	670,000	638,325
2.875%, 03/25/31	1,000,000	888,914

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Salesforce
5.550%, 03/15/36	$650,000	$648,204
		6,801,822
MATERIALS — 0.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	707,945
Freeport-McMoRan
5.250%, 09/01/29	810,000	816,596
Smurfit Kappa Treasury ULC
5.200%, 01/15/30	2,250,000	2,292,060
		3,816,601
REAL ESTATE — 0.4%
Bridge Housing
3.250%, 07/15/30	2,250,000	2,077,614
ERP Operating
4.150%, 12/01/28‡	1,000,000	994,736
		3,072,350
UTILITIES — 2.8%
Avangrid
3.800%, 06/01/29	2,000,000	1,950,755
California Buyer
6.375%, 02/15/32(B)	675,000	670,847
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,547,223
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	530,250
Consumers 2023 Securitization Funding
5.550%, 03/01/28	253,825	255,584
Continental Wind
6.000%, 02/28/33(B)	787,179	798,992
Hanwha Futureproof
4.750%, 04/30/28(B)	500,000	503,691
MidAmerican Energy
3.650%, 04/15/29	1,000,000	982,156
New York State Electric & Gas
2.150%, 10/01/31(B)	1,000,000	873,271
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,086,196
NRG Energy
4.955%, 04/30/31(B)	1,000,000	993,058
PG&E Recovery Funding
4.838%, 06/01/33	2,169,718	2,191,193
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,013,393
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	2,029,000	2,042,807

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Solar Star Funding
5.375%, 06/30/35(B)	$1,556,077	$1,555,673
3.950%, 06/30/35(B)	606,661	574,359
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	285,000	298,704
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29(B)	1,016,000	1,056,622
		20,924,774
Total Corporate Obligations
(Cost $173,158,841)		173,499,614

ASSET-BACKED SECURITIES — 19.7%

Automotive — 9.2%
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	$1,776,884	$1,791,692
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,647,500
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	1,515,000	1,513,160
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	935,000	929,006
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	3,055,000	3,092,389
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl D
5.190%, 02/17/32	1,095,000	1,094,275
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	72,107	70,924
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,562,141
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	3,415,000	3,447,476
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	1,035,000	1,042,510

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	$325,241	$327,718
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,991,516
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,680,911
CPS Auto Receivables Trust, Ser 2026-A, Cl D
4.980%, 06/15/32 (B)	2,175,000	2,150,920
CPS Auto Receivables Trust, Ser 2026-B, Cl D
5.200%, 07/15/32 (B)	1,685,000	1,680,079
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	1,460,000	1,453,137
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	1,656,017	1,666,067
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,259,476	1,273,204
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,017,813
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,115,858
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl D
5.570%, 10/15/31	2,040,000	2,058,345
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	3,375,000	3,382,939
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	780,000	772,329
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl D
5.510%, 08/16/32	1,685,000	1,696,276
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	981,037
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	864,917	864,501
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	324,997	327,683
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	437,380

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl D
5.590%, 01/15/31 (B)	$1,001,000	$1,015,223
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	1,740,000	1,737,020
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl D
5.020%, 12/15/31 (B)	2,295,000	2,281,019
GLS Auto Receivables Issuer Trust, Ser 2026-2A, Cl D
5.380%, 01/15/32 (B)	1,300,000	1,299,811
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,114,201
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,878,852
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,031,608
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,321,113
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,875,000
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	605,416
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	400,000	398,105
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	248,868	249,269
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	824,160	825,854
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	408,436	411,133
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,717,349
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	1,435,000	1,453,020

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	$1,175,000	$1,164,560
		69,447,339
Other Asset-Backed Securities — 10.5%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	710,000	713,520
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	1,215,000	1,222,815
AGL CLO 13, Ser 2025-13A, Cl CR
5.475%, TSFR3M + 1.800%, 10/20/34 (A)(B)	1,765,000	1,765,989
AGL CLO 16, Ser 2025-16A, Cl DR
6.075%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	2,994,671
AGL CLO, Ser 2025-11A, Cl CR
5.623%, TSFR3M + 1.950%, 10/15/38 (A)(B)	1,655,000	1,657,395
Antares CLO, Ser 2025-1A, Cl A2R
5.367%, TSFR3M + 1.700%, 07/25/37 (A)(B)	2,795,000	2,782,051
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.303%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,249,558
CIFC Funding, Ser 2025-3A, Cl CR2
5.480%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	894,409
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	875,429	822,507
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	347,227	267,711
Compass Datacenters Issuer III, Ser 2025-1A, Cl A3
5.852%, 02/25/50 (B)	240,000	241,495
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/56 (B)	1,090,000	1,079,750
Compass Datacenters Issuer III, Ser 2026-1A, Cl A22
5.289%, 02/25/56 (B)	600,000	596,462
Consolidated Communications, Ser 2025-1A, Cl B
6.506%, 05/20/55 (B)	660,000	671,200

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/41 (B)	$632,898	$627,260
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,173,551	1,218,123
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	2,290,000	2,269,024
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.295%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,387,257
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
5.278%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,380,396
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.672%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,217,169
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,309,688	1,222,279
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.469%, 03/25/36 (A)	40,889	679
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	506,065
Iskandar Enterprise, Ser 2026-1A, Cl A21
5.049%, 04/17/56 (B)	880,000	878,270
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.223%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,746,284
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	4,235,000	4,268,567
Montauk Park CLO, Ser 2026-1A, Cl D1
6.870%, TSFR3M + 3.150%, 04/24/39 (A)(B)	2,315,000	2,315,000
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	917,693	615,302
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	127,995
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	564,245	572,839

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	$416,964	$410,443
Neuberger Berman Loan Advisers CLO 35, Ser 2025-35A, Cl DR
6.825%, TSFR3M + 3.150%, 01/19/33 (A)(B)	3,200,000	3,164,755
OHA Credit Funding 17-R, Ser 2026-17RA, Cl D1
5.975%, TSFR3M + 2.300%, 04/20/39 (A)(B)	1,930,000	1,919,746
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	881,928	882,917
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	620,854	623,656
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	791,311	794,159
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (B)	959,805	966,488
Pagaya AI Debt Grantor Trust, Ser 2025-5, Cl D
5.865%, 03/15/33 (B)	719,972	719,818
Pagaya AI Debt Grantor Trust, Ser 2025-R2, Cl D
5.802%, 10/15/32 (B)	1,244,528	1,236,749
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	2,122,883	2,116,152
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	720,575	724,012
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	577,092	578,617
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	1,119,960	1,125,547
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl D
6.739%, 01/20/34 (B)	760,000	763,495
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-2, Cl D
5.799%, 07/20/33 (B)	1,085,000	1,084,621
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	937,960	893,094

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sierra Timeshare Receivables Funding, Ser 2025-3A, Cl C
4.980%, 08/22/44 (B)	$981,672	$971,422
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl D
5.270%, 08/25/35 (B)	2,345,000	2,327,893
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl D
5.060%, 12/26/35 (B)	2,175,000	2,148,247
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	848,335	797,690
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	827,261	755,068
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,208,005	1,198,773
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (B)	1,090,000	1,074,415
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	865,000	861,483
Trinity Rail Leasing, Ser 2025-1A, Cl A
5.090%, 10/19/55 (B)	245,930	242,245
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (B)	600,000	598,519
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	81,943	80,567
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/55 (B)	1,157,100	1,140,663
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	908,165	924,767
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl D
5.080%, 05/15/31 (B)	245,000	245,571
Zayo Issuer, Ser 2025-1A, Cl B
6.088%, 03/20/55 (B)	680,000	685,466
Zayo Issuer, Ser 2025-2A, Cl B
6.586%, 06/20/55 (B)	1,800,000	1,837,940
		79,207,040
Total Asset-Backed Securities
(Cost $150,052,258)		148,654,379

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

MUNICIPAL BONDS — 2.1%

	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$380,000	$399,267

Arizona — 0.1%
Arizona Industrial Development Authority, RB
4.809%, 10/01/30	500,000	504,183

California — 0.7%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,470,986
5.950%, 08/01/29	825,000	840,388
City & County of San Francisco California, GO
3.700%, 06/15/26	2,500,000	2,499,449
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	962,505
		5,773,328
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	562,108	554,089

Illinois — 0.2%
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,245,852

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (H)	234,358	23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	417,931

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	252,647

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000

MUNICIPAL BONDS — continued

	Face Amount	Value
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/28	$500,000	$500,507
4.621%, 04/01/27	820,000	820,401
		1,320,908
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	273,313
Redevelopment Authority of the City of Philadelphia, RB
4.132%, 11/01/30	550,000	546,915
		820,228
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	180,000	182,708

Wisconsin — 0.1%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	223,432	224,912
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	501,387
		726,299
Total Municipal Bonds
(Cost $15,677,112)		15,547,463

SOVEREIGN DEBT — 1.5%

CANADA — 0.4%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$998,021
OMERS Finance Trust
3.500%, 04/19/32	2,000,000	1,903,149

		2,901,170
FINLAND — 0.1%
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	987,370

IRELAND — 0.3%
BB Blue Financing DAC
4.395%, 09/20/29	2,395,833	2,328,187

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	$2,046,000	$2,055,051
1.625%, 01/20/27	1,500,000	1,475,632
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	230,325

		3,761,008
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	403,912
1.000%, 05/28/30(B)	1,000,000	885,610

		1,289,522
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)	250,000	251,138

Total Sovereign Debt
(Cost $11,538,300)		11,518,395

BANK LOAN OBLIGATIONS — 0.3%

ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(A)	$1,487,123	$1,474,572
Vistra Zero Operating Company Term Loan
5.668%, 03/20/31	995,000	991,268
		2,465,840
Total Bank Loan Obligations
(Cost $2,478,581)		2,465,840

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$174,164	$165,969

Total U.S. Government Agency Obligation
(Cost $168,065)		165,969

SHORT-TERM INVESTMENT — 0.1%

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (I)
(Cost $676,260)	676,260	$676,260
Total Short-Term Investment
(Cost $676,260)		676,260
Total Investments in Securities— 98.9%
(Cost $745,959,591)		$747,507,125

Percentages are based on Net Assets of $756,184,805.

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $299,260,010 and represented 39.6% of Net Assets.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $661,929.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	Security in default and no interest is being accrued.
(I)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $676,260.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2026 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 1 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$200,642,975	$—	$200,642,975
U.S. Treasury Obligations	—	194,336,230	—	194,336,230
Corporate Obligations	—	173,499,614	—	173,499,614
Asset-Backed Securities	—	148,654,379	—	148,654,379
Municipal Bonds	—	15,547,463	—	15,547,463
Sovereign Debt	—	11,518,395	—	11,518,395
Bank Loan Obligations	—	2,465,840	—	2,465,840
Short-Term Investment	676,260	—	—	676,260
U.S. Government Agency Obligation	—	165,969	—	165,969
Total Investments in Securities	$676,260	$746,830,865	$—	$747,507,125

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%#

	Shares	Value
COMMUNICATION SERVICES — 11.6%
Alphabet, Cl A	467,129	$179,751,239
Alphabet, Cl C	378,291	144,484,465
AT&T	728,821	19,044,093
Charter Communications, Cl A *	6,666	1,101,023
Comcast, Cl A	316,105	8,547,479
EchoStar, Cl A *(A)	13,405	1,650,692
Electronic Arts	22,343	4,521,553
Fox, Cl A	15,586	989,555
Fox, Cl B, Cl B	10,942	623,913
Meta Platforms, Cl A	174,422	106,730,566
Netflix *	340,756	31,898,169
News, Cl A	28,632	753,594
News, Cl B, Cl B	9,437	287,640
Omnicom Group	25,688	1,970,751
Paramount Skydance, Cl B	24,080	246,579
TKO Group Holdings, Cl A	5,132	955,014
T-Mobile US	46,347	9,060,838
Trade Desk, Cl A *	34,100	804,419
Verizon Communications	434,365	20,862,551
Walt Disney	151,301	15,697,479
Warner Bros Discovery *	223,327	6,040,995
		556,022,607
CONSUMER DISCRETIONARY — 9.9%
Airbnb, Cl A *	32,790	4,602,404
Amazon.com *	761,596	201,868,636
Aptiv *	16,437	990,494
AutoZone *	1,283	4,752,270
Best Buy	15,095	913,097
Booking Holdings	62,384	10,502,970
Carnival	89,022	2,359,973
Carvana, Cl A *	10,948	4,333,218
Chipotle Mexican Grill, Cl A *	100,800	3,426,192
Darden Restaurants	8,913	1,787,591
Deckers Outdoor *	10,989	1,123,076
Domino's Pizza	2,406	816,644
DoorDash, Cl A *	28,939	4,880,562
DR Horton	20,857	3,209,058
eBay	34,991	3,620,869
Expedia Group	9,058	2,249,735
Ford Motor	303,317	3,664,069
Garmin	12,701	3,189,729
General Motors	70,016	5,383,530
Genuine Parts	10,769	1,154,760
Hasbro	10,300	987,152
Hilton Worldwide Holdings	17,750	5,752,242
Home Depot	77,066	25,339,301
Lennar, Cl A	16,723	1,510,087
Lowe's	43,425	10,369,456
Lululemon Athletica *	8,264	1,137,953
Marriott International, Cl A	17,026	6,158,134

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
McDonald's	55,130	$16,185,617
NIKE, Cl B	92,235	4,091,545
Norwegian Cruise Line Holdings *	35,271	641,227
NVR *	216	1,364,228
O'Reilly Automotive *	65,126	6,473,524
Pool	2,538	541,406
PulteGroup	14,874	1,819,983
Ralph Lauren, Cl A	2,992	1,073,051
Ross Stores	25,039	5,703,634
Royal Caribbean Cruises	19,477	5,137,254
Starbucks	88,197	9,289,790
Tapestry	18,750	2,719,500
Tesla *	217,720	83,088,484
TJX	85,965	13,475,014
Tractor Supply	40,880	1,434,888
Ulta Beauty *	3,434	1,845,706
Versigent *	—	12
Williams-Sonoma	9,242	1,674,743
Yum! Brands	21,494	3,431,517
		476,074,325
CONSUMER STAPLES — 5.6%
Archer-Daniels-Midland	100,549	7,494,922
Brown-Forman, Cl B	51,473	1,326,459
Bunge Global	38,431	4,883,427
Campbell's (A)	61,987	1,288,710
Casey's General Stores	3,865	3,177,610
Clorox	9,406	907,115
Coca-Cola	447,138	35,216,589
Colgate-Palmolive	92,484	7,894,434
Conagra Brands	101,610	1,458,104
Constellation Brands, Cl A	26,975	4,223,746
Costco Wholesale	39,733	40,310,320
Dollar General	17,040	1,974,595
Dollar Tree *	14,316	1,390,227
Estee Lauder, Cl A	19,117	1,466,465
General Mills	141,460	4,994,953
Hershey	26,607	4,941,984
Hormel Foods	108,317	2,325,566
J M Smucker	25,893	2,538,291
Kenvue	169,281	2,967,496
Keurig Dr Pepper	239,490	7,041,006
Kimberly-Clark	36,371	3,579,997
Kraft Heinz	185,656	4,206,965
Kroger	46,242	3,147,693
McCormick	41,861	2,128,213
Molson Coors Beverage, Cl B	32,528	1,390,247
Mondelez International, Cl A	190,428	11,699,896
Monster Beverage *	116,808	9,002,393
PepsiCo	170,588	27,036,492
Sysco	37,418	2,795,499

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Target	45,315	$5,879,621
Tyson Foods, Cl A	63,277	4,054,157
Walmart	429,484	56,661,824
		269,405,016
ENERGY — 3.6%
APA	27,452	1,118,120
Baker Hughes, Cl A	76,531	5,331,915
Chevron	149,796	28,957,012
ConocoPhillips	94,844	11,929,478
Coterra Energy	58,739	2,109,317
Devon Energy	47,980	2,464,733
Diamondback Energy	15,026	3,089,796
EOG Resources	42,004	5,904,502
EQT Corporation	48,300	2,901,864
Expand Energy Corporation	18,438	1,883,442
Exxon Mobil	340,792	52,594,429
Halliburton	64,813	2,741,590
Kinder Morgan	151,514	4,980,265
Marathon Petroleum	22,837	5,670,199
Occidental Petroleum	55,687	3,373,518
ONEOK	48,700	4,502,802
Phillips 66	31,192	5,588,047
SLB Limited	115,742	6,583,405
Targa Resources	16,618	4,322,009
Texas Pacific Land	4,483	1,988,973
Valero Energy	24,579	6,208,164
Williams	94,547	7,214,882
		171,458,462
FINANCIALS — 12.4%
Aflac	42,126	4,788,462
Allstate	29,715	6,455,881
American Express	41,969	13,558,086
American International Group	41,526	3,106,145
Ameriprise Financial	7,068	3,355,816
Aon, Cl A	16,605	5,174,948
Apollo Global Management	35,946	4,626,969
Arch Capital Group *	27,663	2,613,047
Ares Management, Cl A	15,948	1,872,295
Arthur J Gallagher	19,893	4,105,915
Assurant	3,877	916,019
Bank of America	513,669	27,460,745
Bank of New York Mellon	57,698	7,752,880
Berkshire Hathaway, Cl B *	155,142	73,475,251
Blackstone	57,958	7,278,366
Block, Cl A *	42,400	2,989,624
Brown & Brown	22,704	1,365,646
Capital One Financial	48,392	9,257,294
Cboe Global Markets	8,101	2,431,029
Charles Schwab	129,888	11,902,936
Chubb	49,311	16,124,697
Cincinnati Financial	12,078	1,975,961

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Citigroup	135,280	$17,313,134
Citizens Financial Group	32,949	2,143,332
CME Group, Cl A	27,915	8,034,495
Coinbase Global, Cl A *	17,266	3,242,037
Corpay *	5,416	1,659,842
Erie Indemnity, Cl A	1,967	430,635
Everest Group	3,151	1,124,151
FactSet Research Systems	2,872	653,610
Fidelity National Information Services	40,127	1,867,109
Fifth Third Bancorp	69,626	3,534,216
Fiserv *	41,675	2,610,939
Franklin Resources	23,760	712,087
Global Payments	18,465	1,328,741
Globe Life	6,163	950,951
Goldman Sachs Group	26,501	24,480,829
Hartford Insurance Group	22,653	3,099,157
Huntington Bancshares	157,151	2,633,851
Interactive Brokers Group, Cl A	34,500	2,742,750
Intercontinental Exchange	43,963	6,950,111
Invesco	34,386	901,257
Jack Henry & Associates	5,587	859,001
JPMorgan Chase	212,157	66,453,937
KeyCorp	72,567	1,604,456
Loews	13,080	1,472,939
M&T Bank	11,754	2,569,777
Marsh & McLennan	37,478	6,285,435
Mastercard, Cl A	68,139	34,268,466
MetLife	42,629	3,414,583
Moody's	11,877	5,485,392
Morgan Stanley	111,534	21,257,265
MSCI, Cl A	5,688	3,363,940
Nasdaq	34,717	3,190,840
Northern Trust	14,425	2,399,455
PayPal Holdings	71,299	3,574,932
PNC Financial Services Group	31,267	6,972,541
Principal Financial Group	15,339	1,547,859
Progressive	50,942	10,253,606
Prudential Financial	26,916	2,640,729
Raymond James Financial	13,579	2,149,827
Regions Financial	67,180	1,917,989
Robinhood Markets, Cl A *	61,226	4,462,763
S&P Global	23,689	10,215,408
State Street	21,604	3,301,955
Synchrony Financial	26,861	2,046,808
T Rowe Price Group	16,923	1,741,038
Travelers	25,502	7,781,680
Truist Financial	97,734	5,033,301
US Bancorp	120,338	6,818,351
Visa, Cl A	140,464	46,330,646
W R Berkley	23,017	1,538,226
Wells Fargo	239,435	19,688,740

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Willis Towers Watson	7,361	$1,885,888
		591,529,019
HEALTH CARE — 6.0%
Align Technology *	16,873	2,969,817
Baxter International	143,200	2,517,456
Boston Scientific *	240,462	13,853,016
Cardinal Health	53,973	10,410,312
Cencora, Cl A	37,319	11,494,625
Centene *	61,400	3,296,566
Cigna Group	45,084	13,100,509
CVS Health	156,839	13,063,120
DaVita *	17,610	2,732,015
Dexcom *	69,713	4,151,409
Edwards Lifesciences *	111,934	9,346,489
Elevance Health	34,755	13,082,477
Henry Schein *	55,530	4,141,983
Humana	21,195	5,011,346
IDEXX Laboratories *	14,912	8,362,650
Insulet *	19,839	3,415,085
Intuitive Surgical *	44,171	20,213,091
Medtronic	217,543	17,614,457
Quest Diagnostics	40,323	7,830,727
ResMed	40,590	8,678,548
STERIS	32,747	7,102,169
Stryker	57,269	18,047,180
West Pharmaceutical Services	91,589	27,255,971
Zimmer Biomet Holdings	77,336	6,374,806
Zoetis, Cl A	427,236	49,119,323
		283,185,147
INDUSTRIALS — 8.3%
A O Smith	8,656	535,287
Allegion	10,774	1,481,210
AMETEK	35,022	8,247,681
Automatic Data Processing	38,765	8,215,854
Axon Enterprise *	6,109	2,454,352
Broadridge Financial Solutions	9,038	1,391,671
Builders FirstSource *	8,572	677,959
Carrier Global	90,186	6,057,794
Caterpillar	46,045	40,985,115
CH Robinson Worldwide	9,183	1,669,561
Cintas	31,389	5,483,972
Comfort Systems USA	4,338	7,983,005
Copart *	68,992	2,284,325
CSX	143,982	6,541,102
Cummins	18,910	12,688,799
Deere	28,365	16,731,663
Delta Air Lines	50,300	3,419,897
Dover	21,323	4,827,740
EMCOR Group	6,946	6,193,540
Equifax	9,321	1,621,295

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Expeditors International of Washington	10,375	$1,534,359
Fastenal	147,058	6,607,316
FedEx	18,146	7,318,463
GE Vernova	25,454	27,578,391
Generac Holdings *	6,197	1,606,448
Howmet Aerospace	41,653	10,123,345
Hubbell, Cl B	8,241	4,187,829
IDEX	10,570	2,302,675
Illinois Tool Works	36,849	9,507,410
Ingersoll Rand	46,259	3,694,244
JB Hunt Transport Services	5,785	1,455,101
Johnson Controls International	78,171	11,415,311
Lennox International	2,885	1,543,158
Masco	22,791	1,636,850
Nordson	9,390	2,708,546
Norfolk Southern	17,385	5,490,705
Old Dominion Freight Line	14,245	3,026,065
Otis Worldwide	44,981	3,503,120
PACCAR	73,234	8,700,199
Parker-Hannifin	15,538	14,130,568
Paychex	24,980	2,313,897
Pentair	16,050	1,295,396
Quanta Services	17,897	13,024,900
Republic Services, Cl A	24,697	5,167,106
Rockwell Automation	14,913	6,098,075
Rollins	26,670	1,486,319
Snap-on	9,049	3,469,387
Southwest Airlines	38,071	1,443,652
Stanley Black & Decker	15,987	1,249,544
Trane Technologies	25,621	12,619,367
Uber Technologies *	159,300	11,885,373
Union Pacific	45,936	12,378,833
United Airlines Holdings *	25,042	2,253,780
United Parcel Service, Cl B	57,208	6,224,230
United Rentals	6,956	6,676,647
Veralto	19,196	1,693,087
Verisk Analytics, Cl A	10,789	1,990,463
Vertiv Holdings, Cl A	36,107	11,860,788
Waste Management	42,046	9,777,797
Westinghouse Air Brake Technologies	25,572	6,901,627
WW Grainger	6,029	7,001,779
Xylem	34,066	4,025,239
		398,399,211
INFORMATION TECHNOLOGY — 35.3%
Accenture, Cl A	48,161	8,606,852
Adobe *	31,778	7,820,566
Advanced Micro Devices *	128,692	45,620,027
Akamai Technologies *	11,154	1,148,639
Amphenol, Cl A	106,605	15,699,718

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Analog Devices	41,900	$16,854,694
Apple	1,165,495	316,257,068
Applied Materials	66,507	26,236,346
AppLovin, Cl A *	20,979	9,363,977
Arista Networks *	85,051	14,689,158
Autodesk *	16,412	3,889,644
Broadcom	372,209	155,371,203
Cadence Design Systems *	22,121	7,290,860
CDW	10,079	1,379,916
Ciena *	12,912	6,812,113
Cisco Systems	343,150	31,398,225
Cognizant Technology Solutions, Cl A	37,001	1,957,353
Coherent *	18,249	5,834,388
Crowdstrike Holdings, Cl A *	19,516	8,699,257
Datadog, Cl A *	25,413	3,359,344
Dell Technologies, Cl C	26,218	5,478,251
EPAM Systems *	4,277	486,637
F5 *	4,375	1,417,063
Fair Isaac *	1,836	1,881,900
First Solar *	8,307	1,677,100
Fortinet *	48,970	4,128,661
Gartner *	5,454	809,864
Gen Digital	42,648	822,680
GoDaddy, Cl A *	10,439	906,001
Hewlett Packard Enterprise	107,919	3,104,830
HP	71,023	1,481,540
Intel *	372,966	35,237,828
International Business Machines	79,671	18,402,408
Intuit	21,542	8,369,067
Jabil	9,169	3,094,446
Keysight Technologies *	15,279	5,346,275
KLA	11,357	19,878,725
Lam Research	104,978	27,069,627
Lumentum Holdings *	6,002	5,415,725
Microchip Technology	41,928	3,895,531
Micron Technology	89,664	46,370,634
Microsoft	600,282	244,782,994
Monolithic Power Systems	4,110	6,635,225
Motorola Solutions	12,824	5,630,121
NetApp	15,333	1,698,436
NVIDIA	1,903,830	379,947,353
NXP Semiconductors	19,483	5,720,014
ON Semiconductor *	30,500	3,074,705
Oracle	136,276	21,993,584
Palo Alto Networks *	66,360	11,899,675
PTC *	9,212	1,255,596
Qnity Electronics	16,216	2,280,872
QUALCOMM	82,819	14,872,636
Roper Technologies	8,252	2,927,892
Salesforce	74,436	13,140,187

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Sandisk *	11,974	$13,129,611
Seagate Technology Holdings	18,851	12,698,787
ServiceNow *	80,943	7,148,076
Skyworks Solutions	11,689	820,217
Super Micro Computer *	39,000	1,068,600
Synopsys *	15,126	7,299,808
TE Connectivity	24,799	5,248,956
Teradyne	14,881	5,111,177
Texas Instruments	73,681	20,710,255
Trimble *	18,400	1,238,688
Tyler Technologies *	3,331	1,136,337
VeriSign	6,389	1,716,469
Western Digital	28,814	12,520,259
Workday, Cl A *	16,489	2,018,254
Zebra Technologies, Cl A *	3,808	861,598
		1,692,150,523
MATERIALS — 2.0%
Air Products and Chemicals	17,237	5,171,962
Albemarle	13,205	2,597,423
Amcor	35,807	1,362,098
Avery Dennison	5,984	980,957
Ball	20,768	1,268,509
CF Industries Holdings	12,397	1,539,707
Corteva	57,439	4,653,133
CRH	51,888	6,144,577
Dow	55,528	2,248,329
DuPont de Nemours	31,665	1,445,824
Ecolab	19,734	5,142,680
Freeport-McMoRan	119,551	6,907,657
International Flavors & Fragrances	19,867	1,394,663
International Paper	40,830	1,242,049
Linde	40,649	20,370,840
LyondellBasell Industries, Cl A	19,895	1,484,167
Martin Marietta Materials	4,669	2,890,438
Mosaic	24,566	571,651
Newmont	101,529	11,278,857
Nucor	17,717	3,991,463
Packaging Corp of America	6,919	1,476,861
PPG Industries	17,372	1,884,862
Sherwin-Williams	17,847	5,739,774
Smurfit WestRock	40,441	1,552,530
Steel Dynamics	10,627	2,429,970
Vulcan Materials	10,229	3,086,498
		98,857,479
REAL ESTATE — 2.3%
American Tower ‡	36,241	6,621,593
AvalonBay Communities ‡	10,961	2,005,863
BXP ‡	11,372	664,807
Camden Property Trust ‡	8,005	840,685
CBRE Group, Cl A *	33,561	4,790,162

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
CoStar Group *	32,800	$1,135,208
Crown Castle International ‡	33,708	2,992,596
Digital Realty Trust ‡	36,197	7,273,425
Equinix ‡	10,497	11,366,466
Equity Residential ‡	26,582	1,737,931
Essex Property Trust ‡	4,989	1,313,155
Extra Space Storage ‡	16,431	2,355,055
Federal Realty Investment Trust ‡	6,078	674,050
Host Hotels & Resorts ‡	49,491	1,045,745
Invitation Homes ‡	43,700	1,257,249
Iron Mountain ‡	22,902	2,885,423
Kimco Realty ‡	52,155	1,232,944
Mid-America Apartment Communities ‡	9,050	1,169,079
Prologis ‡	104,650	14,862,393
Public Storage ‡	12,228	3,698,359
Realty Income ‡	123,230	7,916,295
Regency Centers ‡	12,787	995,468
SBA Communications, Cl A ‡	8,248	1,824,458
Simon Property Group ‡	39,100	7,965,061
UDR ‡	23,283	846,104
Welltower ‡	91,699	19,929,861
Weyerhaeuser ‡	55,769	1,367,456
		110,766,891
UTILITIES — 2.6%
Alliant Energy	19,900	1,461,257
American Water Works	15,109	1,940,298
Atmos Energy	20,232	3,843,675
CenterPoint Energy	67,086	2,928,304
CMS Energy	23,737	1,821,577
Consolidated Edison	47,649	5,312,387
Constellation Energy	25,164	7,876,332
Dominion Energy	149,467	9,640,622
Edison International	32,887	2,285,318
Entergy	75,118	8,857,163

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Eversource Energy	37,469	$2,649,058
Exelon	158,013	7,267,018
FirstEnergy	67,557	3,210,309
NextEra Energy	282,988	27,698,865
NRG Energy	16,441	2,557,891
PG&E	199,600	3,317,352
Pinnacle West Capital	9,266	961,070
Public Service Enterprise Group	53,946	4,405,230
Sempra	102,824	9,780,619
Southern	186,643	18,048,378
		125,862,723
Total Common Stock
(Cost $1,826,989,743)		4,773,711,403

RIGHTS — 0.0%
	Number of Rights
Abiomed(B)(C)
Expires	5,594	—

TPG(B)(C)
Expires	95,481	—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (D)
(Cost $1,659,126)	1,659,126	$1,659,126
Total Short-Term Investment
(Cost $1,659,126)		1,659,126
Total Investments in Securities— 99.6%
(Cost $1,828,648,869)		$4,775,370,529

Percentages are based on Net Assets of $4,792,630,713.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-Mini	44	Jun-2026	$15,147,878	$15,936,250	$788,372

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2026 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $1,623,193.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration Date or Rate unavailable.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $1,659,126.

Cl — Class

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$4,773,711,403	$—	$—		$4,773,711,403
Short-Term Investment	1,659,126	—	—		1,659,126
Rights	—	—	—	#	—
Total Investments in Securities	$4,775,370,529	$—	$—		$4,775,370,529

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$788,372	$—	$—	$788,372
Total Other Financial Instruments	$788,372	$—	$—	$788,372

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.8%

	Shares	Value
COMMUNICATION SERVICES — 4.1%
Angi, Cl A *	1	$7
Cable One *	2,453	224,425
Cargurus, Cl A *	30,500	1,112,030
Cinemark Holdings	39,720	1,172,534
Cogent Communications Holdings	22,982	520,542
DoubleVerify Holdings, Cl Rights *	54,376	599,224
Gogo *	41,859	174,971
IAC *	26,804	1,194,386
Iridium Communications	40,671	1,589,016
John Wiley & Sons, Cl A	15,145	619,885
Lumen Technologies *	366,362	3,238,640
Madison Square Garden Sports *	6,941	2,377,015
Match Group	88,632	3,316,610
QuinStreet *	21,436	273,523
Scholastic (A)	7,600	306,736
Shenandoah Telecommunications	23,180	364,621
Shutterstock	9,155	148,036
Sphere Entertainment *	10,324	1,470,654
Telephone and Data Systems	38,414	1,730,935
TripAdvisor *	46,350	515,876
Uniti Group *	67,328	796,487
Versant Media Group	56,460	2,269,127
Yelp, Cl A *	21,964	606,206
Ziff Davis *	15,898	727,493
ZoomInfo Technologies, Cl A *	100,985	631,156
		25,980,135
CONSUMER DISCRETIONARY — 12.9%
Abercrombie & Fitch, Cl A *	350	29,873
Academy Sports & Outdoors	25,035	1,372,919
Acushnet Holdings	10,352	1,002,281
Adient *	29,446	619,838
ADT	199,150	1,499,600
Advance Auto Parts	23,442	1,395,033
American Eagle Outfitters	59,512	1,036,699
Asbury Automotive Group *	7,299	1,486,733
BJ's Restaurants *	9,990	383,616
Boot Barn Holdings *	11,630	1,993,964
Brinker International *	17,053	2,596,149
Buckle	11,322	629,616
Callaway Golf *	53,891	824,532
CarMax *	53,252	2,093,336
Carter's	13,716	495,422
Cavco Industries *	2,914	1,477,398
Century Communities	9,505	532,470
Champion Homes *	20,769	1,583,221
Cheesecake Factory	19,215	1,208,047
Covista *	13,952	1,607,549
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Cracker Barrel Old Country Store (A)	10,924	$342,140
Dana	42,163	1,536,841
Dauch *	88,632	506,089
Dorman Products *	10,442	1,174,829
Dream Finders Homes, Cl A *	10,815	157,899
Ethan Allen Interiors	8,745	186,618
Etsy *	37,675	2,424,010
Fox Factory Holding *	15,748	279,527
Frontdoor *	28,884	1,982,309
Gentherm *	11,494	345,969
G-III Apparel Group	13,991	436,379
Green Brick Partners *	11,451	772,255
Group 1 Automotive	4,429	1,580,577
Installed Building Products	8,518	2,457,869
Kohl's	42,133	597,024
Kontoor Brands	19,203	1,408,732
Laureate Education, Cl A *	53,482	1,609,541
La-Z-Boy, Cl Z	15,521	539,200
LCI Industries	9,085	1,083,114
Leggett & Platt	50,963	553,968
LGI Homes *	7,627	373,494
Life Time Group Holdings *	62,475	1,674,955
LKQ	96,102	3,034,901
M/I Homes *	9,818	1,290,969
MarineMax *	10,220	293,723
Marriott Vacations Worldwide	13,415	966,014
Matthews International, Cl A	15,796	450,818
Meritage Homes	25,080	1,688,887
Mister Car Wash *	55,108	390,165
Mohawk Industries *	19,502	2,058,631
Monro	14,844	260,661
National Vision Holdings *	31,573	733,125
OneSpaWorld Holdings	44,134	1,088,344
Oxford Industries	6,798	291,226
Papa John's International	15,664	566,880
Patrick Industries	12,494	1,161,942
Perdoceo Education	25,025	849,349
Phinia	14,235	1,027,055
Pursuit Attractions and Hospitality *	11,308	475,841
Sabre *	217,407	397,855
Sally Beauty Holdings *	36,499	517,556
Shake Shack, Cl A *	16,676	1,708,623
Signet Jewelers	15,275	1,359,933
Six Flags Entertainment *	46,424	871,843
Sonic Automotive, Cl A	5,584	439,740
Sonos *	46,476	689,239
Standard Motor Products	7,868	294,027
Steven Madden	27,269	1,024,224
Strategic Education	9,803	768,555
Stride *	16,913	1,643,267

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tri Pointe Homes *	31,718	$1,487,257
Under Armour, Cl A *	85,438	537,405
Under Armour, Cl C *	59,998	364,188
United Parks & Resorts *	11,114	391,769
Upbound Group, Cl A	19,619	387,671
Urban Outfitters *	20,202	1,421,009
Versigent *	26,672	932,720
Victoria's Secret *	30,869	1,599,940
Wendy's (A)	59,349	413,069
Winmark	1,114	423,866
Winnebago Industries	10,638	346,905
Wolverine World Wide	31,659	538,836
XPEL *	9,482	451,533
		81,531,196
CONSUMER STAPLES — 2.9%
Andersons	12,852	1,009,396
Cal-Maine Foods	16,818	1,299,359
Central Garden & Pet *	3,075	113,837
Central Garden & Pet, Cl A *	19,170	643,345
Chefs' Warehouse *	14,695	1,140,332
Edgewell Personal Care	17,540	395,527
Energizer Holdings	22,897	448,323
Fresh Del Monte Produce	13,779	577,202
Freshpet *	19,855	1,337,830
Grocery Outlet Holding *	52,605	416,106
Inter Parfums	6,869	626,590
J & J Snack Foods	6,696	590,989
John B Sanfilippo & Son	3,412	279,067
Lamb Weston Holdings	54,169	2,359,060
National Beverage *	10,135	346,820
PriceSmart	9,783	1,535,148
Reynolds Consumer Products	20,592	431,814
Simply Good Foods *	34,427	460,289
Tootsie Roll Industries	9,181	387,622
United Natural Foods *	25,444	1,272,709
Vita Coco *	18,194	1,200,622
Vital Farms *	16,755	228,706
WD-40	5,063	1,063,027
		18,163,720
ENERGY — 5.8%
Archrock	70,210	2,720,637
Atlas Energy Solutions, Cl A	38,474	668,678
Bristow Group	10,613	521,417
Cactus, Cl A	28,613	1,594,316
California Resources	31,302	2,136,674
Comstock Resources *	35,315	615,187
Core Laboratories	23,141	339,016
Crescent Energy, Cl A	102,180	1,374,324
CVR Energy *	15,254	505,518
Dorian LPG	15,862	611,480
Helix Energy Solutions Group *	65,196	674,779
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Helmerich & Payne	42,582	$1,719,461
Innovex International *	19,017	528,102
International Seaways	16,187	1,342,712
Kinetik Holdings, Cl A (A)	19,928	1,007,161
Kodiak Gas Services	34,024	2,306,827
Liberty Energy, Cl A	64,482	2,178,847
Magnolia Oil & Gas, Cl A	72,609	2,195,696
Noble	50,402	2,572,014
Northern Oil and Gas	45,824	1,244,580
Par Pacific Holdings *	19,628	1,288,971
Patterson-UTI Energy	144,335	1,763,774
REX American Resources *	12,246	593,931
RPC	52,004	409,792
SM Energy	87,043	2,700,944
Talos Energy *	59,975	954,802
Tidewater *	18,283	1,633,220
World Kinect	30,693	827,790
		37,030,650
FINANCIALS — 18.2%
Acadian Asset Management	9,936	669,190
Adamas Trust ‡	31,358	281,595
Ameris Bancorp	24,110	2,055,377
AMERISAFE	7,124	215,857
Apollo Commercial Real Estate Finance ‡	49,359	539,987
Arbor Realty Trust ‡(A)	73,596	581,408
ARMOUR Residential REIT ‡	42,020	737,031
Artisan Partners Asset Management, Cl A	26,455	990,475
Assured Guaranty	16,265	1,332,103
Atlantic Union Bankshares	53,230	2,004,110
Axos Financial *	21,280	2,052,243
Banc of California	50,402	944,029
BancFirst	7,807	871,339
Bancorp *	15,902	951,417
Bank of Hawaii	14,937	1,187,641
BankUnited	27,835	1,293,771
Banner	12,802	856,582
Beacon Financial Corporation	31,469	897,820
BGC Group, Cl A	136,353	1,531,244
Blackstone Mortgage Trust, Cl A ‡	59,552	1,130,892
Bread Financial Holdings	16,557	1,403,702
Capitol Federal Financial	44,671	343,073
Cathay General Bancorp	25,230	1,413,637
Central Pacific Financial	9,863	328,241
City Holding	5,413	665,582
Cohen & Steers	10,348	727,361
Community Financial System	19,779	1,253,197
Customers Bancorp *	11,939	910,588
CVB Financial	62,637	1,275,916
Dime Community Bancshares	15,340	550,553

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Donnelley Financial Solutions *	9,986	$502,296
Eagle Bancorp	15,132	391,162
Ellington Financial ‡	46,862	620,922
Employers Holdings	8,631	363,538
Enact Holdings	10,872	464,561
Encore Capital Group *	8,382	693,778
Enova International *	9,280	1,572,125
EVERTEC	24,035	709,753
EZCORP, Cl A *	22,049	722,766
FB Financial	15,156	819,485
First BanCorp Puerto Rico	58,413	1,418,268
First Bancorp Southern Pines	15,568	898,896
First Commonwealth Financial	38,497	708,730
First Financial Bancorp	38,846	1,176,257
First Hawaiian	46,063	1,256,599
First Interstate BancSystem, Cl A	33,025	1,172,057
Franklin BSP Realty Trust ‡	30,757	279,889
Fulton Financial	71,882	1,551,932
Genworth Financial, Cl A *	149,947	1,318,034
Goosehead Insurance, Cl A *	11,055	495,153
HA Sustainable Infrastructure Capital	47,937	2,010,957
Hanmi Financial	11,176	334,274
HCI Group	4,036	619,809
Heritage Financial	15,492	426,340
Hilltop Holdings	15,668	590,214
Hope Bancorp	48,195	600,028
Horace Mann Educators	15,283	694,460
Independent Bank	18,614	1,451,706
Jackson Financial, Cl A	27,244	3,154,038
Kemper	22,052	742,932
Lakeland Financial	9,482	573,851
Lincoln National	63,468	2,399,725
MarketAxess Holdings	13,956	2,193,744
Merchants Bancorp	11,051	514,314
Mercury General	9,982	971,348
Moelis, Cl A	27,782	1,809,164
National Bank Holdings, Cl A	16,922	722,569
Navient	39,285	362,993
NBT Bancorp	19,642	858,159
NCR Atleos *	27,755	1,231,767
NMI Holdings, Cl A *	28,547	1,105,054
Northwest Bancshares	54,866	758,797
OFG Bancorp	16,248	746,758
Palomar Holdings *	9,950	1,197,781
Park National	6,037	1,039,511
Pathward Financial	8,172	709,656
Payoneer Global *	113,503	565,245
PennyMac Mortgage Investment Trust ‡	32,760	399,017
Piper Sandler	25,380	2,213,136
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
PJT Partners	9,126	$1,393,905
PRA Group *	19,748	430,309
Preferred Bank	4,268	404,308
ProAssurance *	23,030	568,841
PROG Holdings	14,813	530,750
Provident Financial Services	49,041	1,112,250
Radian Group	50,869	1,822,636
Redwood Trust ‡	67,612	375,923
Renasant	35,531	1,417,332
Rithm Capital ‡	208,704	2,041,125
S&T Bancorp	14,057	620,335
Safety Insurance Group	5,607	421,422
Seacoast Banking Corp of Florida	36,364	1,144,375
ServisFirst Bancshares	18,868	1,502,270
Sezzle *	6,413	510,475
Simmons First National, Cl A	66,639	1,416,745
SiriusPoint *	39,034	913,786
Southside Bancshares	10,448	345,097
Stellar Bancorp	17,166	644,755
StepStone Group, Cl A	30,801	1,629,373
Stewart Information Services	11,351	794,456
StoneX Group *	26,308	2,789,437
Tompkins Financial	4,757	400,872
Triumph Financial *	8,503	575,483
Trupanion *	15,718	377,075
TrustCo Bank NY	6,742	320,919
Trustmark	22,156	983,062
Two Harbors Investment ‡	51,485	595,681
United Community Banks	45,278	1,509,116
United Fire Group	8,205	330,826
Victory Capital Holdings, Cl A	17,823	1,399,284
Virtu Financial, Cl A	29,966	1,488,112
Virtus Investment Partners	2,391	348,010
WaFd	28,483	1,008,298
Walker & Dunlop	12,793	644,128
Westamerica BanCorp	9,266	507,962
Western Union	119,334	1,084,746
WisdomTree	43,163	733,771
World Acceptance *	1,078	158,638
WSFS Financial	20,053	1,443,214
		114,868,611
HEALTH CARE — 10.6%
Acadia Healthcare *	38,550	998,252
ACADIA Pharmaceuticals *	59,752	1,341,432
AdaptHealth, Cl A *	51,431	674,260
Addus HomeCare *	7,011	679,296
ADMA Biologics *	107,718	1,104,110
Alkermes *	77,007	2,595,906
AMN Healthcare Services *	20,285	415,234
Apellis Pharmaceuticals *	43,504	1,781,489

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Arcus Biosciences *	42,215	$1,076,483
Artivion *	18,256	654,112
Avanos Medical *	23,872	587,729
BrightSpring Health Services *	51,744	2,482,160
Catalyst Pharmaceuticals *	62,778	1,765,945
Certara *	61,401	376,388
Collegium Pharmaceutical *	20,814	702,056
Concentra Group Holdings Parent	45,632	1,025,350
CONMED	13,064	478,926
CorVel *	13,155	755,886
Embecta	23,057	210,972
Enovis *	25,317	593,430
Glaukos *	23,030	3,308,720
Harmony Biosciences Holdings *	25,241	789,034
HealthStream	10,404	215,987
ICU Medical *	10,373	1,236,462
Indivior Pharmaceuticals *	54,140	1,991,269
Innoviva *	43,697	1,004,594
Inspire Medical Systems *	10,707	601,091
Integer Holdings *	14,182	1,255,249
Integra LifeSciences Holdings *	37,279	392,921
Krystal Biotech *	11,266	2,954,621
LeMaitre Vascular	8,562	939,680
LifeStance Health Group *	87,971	665,940
Ligand Pharmaceuticals *	9,196	2,110,022
Merit Medical Systems *	23,546	1,605,366
Molina Healthcare *	19,920	3,876,830
National HealthCare	4,871	844,096
Neogen *	94,303	886,448
NeoGenomics *	59,829	554,017
Omnicell *	19,181	794,477
Pacira BioSciences *	25,775	657,005
Phibro Animal Health, Cl A	12,077	642,255
Prestige Consumer Healthcare *	27,289	1,536,916
Privia Health Group *	48,136	1,196,180
Progyny *	34,016	632,017
PTC Therapeutics *	36,112	2,349,447
RadNet *	28,451	1,608,904
Select Medical Holdings	41,480	680,687
STAAR Surgical *	23,443	617,957
Supernus Pharmaceuticals *	29,630	1,422,240
Tandem Diabetes Care *	30,843	602,210
Teleflex	17,652	2,187,259
TG Therapeutics *	60,238	2,034,840
TransMedics Group *	13,537	1,364,394
UFP Technologies *	3,196	612,449
US Physical Therapy	6,536	465,494
Vericel *	30,053	1,043,741
Waystar Holding *	47,928	1,024,461
		67,004,696
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 17.8%
AAR *	14,657	$1,617,693
ABM Industries	22,001	897,641
Alamo Group	4,050	702,432
Albany International, Cl A	12,061	700,020
Allegiant Travel *	6,063	458,605
American Woodmark *	5,472	239,017
Apogee Enterprises	8,037	292,547
ArcBest	8,571	1,093,402
Arcosa	18,414	2,328,819
Argan	5,241	3,511,365
Armstrong World Industries	16,192	2,758,955
Astec Industries	8,610	559,822
Atmus Filtration Technologies	30,602	1,940,167
AZZ	11,210	1,603,478
Boise Cascade	13,908	1,102,487
Brady, Cl A	16,384	1,340,539
Casella Waste Systems, Cl A *	25,424	2,014,852
CoreCivic *	40,150	821,469
CSG Systems International	10,580	850,738
CSW Industrials	6,184	1,800,781
Deluxe	16,903	526,528
DNOW *	79,237	1,068,907
DXP Enterprises *	4,857	829,333
Enerpac Tool Group, Cl A	19,822	695,752
EnPro Industries	7,963	2,321,613
Enviri *	35,229	693,659
ESCO Technologies	9,723	3,149,766
Everus Construction Group *	19,353	2,853,139
Federal Signal	22,831	2,811,181
Forward Air *	12,021	253,162
Franklin Electric	14,372	1,439,931
Gates Industrial *	95,310	2,440,889
GEO Group *	53,830	996,393
Gibraltar Industries *	11,126	434,248
Granite Construction	16,331	2,238,490
Greenbrier	11,613	570,431
Griffon	14,799	1,349,225
Hayward Holdings *	74,907	1,124,354
Healthcare Services Group *	28,111	601,857
Heartland Express	24,115	322,659
Hertz Global Holdings *(A)	64,008	407,091
HNI	28,098	1,026,701
Hub Group, Cl A	22,744	996,870
Insperity	16,299	579,755
Insteel Industries	7,243	189,622
Interface, Cl A	22,705	633,015
JBT Marel	20,012	2,363,417
JetBlue Airways *	134,715	627,098
Kadant	4,422	1,296,221
Kennametal	28,609	1,107,454
Korn Ferry	19,597	1,302,025
Legalzoom.com *	55,464	357,743

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Lindsay	3,939	$441,050
Liquidity Services *	10,272	366,197
Lyft, Cl A *	149,509	2,115,552
ManpowerGroup	21,423	648,474
Marten Transport	21,764	328,201
Masterbrand *	47,711	428,445
Matson	11,707	2,042,052
Mercury Systems *	20,622	1,627,282
MillerKnoll	30,717	493,929
Mueller Water Products, Cl A	58,714	1,637,533
MYR Group *	5,843	2,365,305
OPENLANE *	44,639	1,403,450
Paycom Software	18,660	2,365,342
Pitney Bowes	57,143	883,431
Powell Industries	10,818	2,999,507
Primoris Services	20,300	3,677,345
Proto Labs *	8,982	582,123
Quanex Building Products	21,855	435,789
Resideo Technologies *	54,260	2,244,736
Robert Half	39,131	1,041,276
Rush Enterprises, Cl A	22,769	1,685,589
RXO *	67,150	1,340,986
Schneider National, Cl B	18,712	581,756
SkyWest *	15,057	1,236,481
Standex International	4,550	1,242,150
Sun Country Airlines Holdings *	20,075	317,185
Sunrun *	87,143	1,109,330
Tennant	6,820	566,333
Trinity Industries	30,104	981,691
UniFirst	5,699	1,456,151
Upwork *	51,950	537,683
Verra Mobility, Cl A *	59,908	888,436
Vestis *	51,079	496,488
VSE	10,877	1,867,363
Werner Enterprises	23,742	875,368
WillScot Holdings	71,285	1,613,892
Worthington Enterprises	11,731	636,641
Zurn Elkay Water Solutions	55,735	2,895,991
		112,699,891
INFORMATION TECHNOLOGY — 14.1%
A10 Networks	27,518	734,180
ACI Worldwide *	38,704	1,672,787
ACM Research, Cl A *	20,675	1,068,691
Adeia	42,395	1,350,281
Alarm.com Holdings *	18,727	831,666
Alpha & Omega Semiconductor *	11,002	477,817
Arlo Technologies *	45,264	635,959
Axcelis Technologies *	11,526	1,603,382
Badger Meter	11,707	1,415,493
Benchmark Electronics	14,650	1,202,032
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
BlackLine *	20,588	$643,375
Box, Cl A *	55,486	1,342,761
Calix *	24,990	1,088,564
Cleanspark *	105,080	1,316,652
Clear Secure, Cl A	34,506	1,842,275
Cohu *	18,405	871,477
Corsair Gaming *	31,424	213,369
CTS	11,614	663,159
Diebold Nixdorf *	13,969	1,072,959
Digi International *	15,342	859,766
Diodes *	17,225	1,845,659
DXC Technology *	63,736	721,492
Enphase Energy *	49,197	1,621,533
ePlus	10,085	854,099
Everforth *	16,046	338,571
Extreme Networks *	55,242	1,220,296
FormFactor *	29,385	3,994,303
Grid Dynamics Holdings *	33,769	192,146
Harmonic *	50,846	581,170
Ichor Holdings *	13,669	901,744
Impinj *	10,511	1,523,254
Insight Enterprises *	12,133	884,496
Itron *	17,196	1,441,025
Knowles *	34,171	1,065,793
Kulicke & Soffa Industries	19,836	1,695,978
Life360 *	30,768	1,325,793
LiveRamp Holdings *	24,341	711,487
MARA Holdings *(A)	152,532	1,828,859
MaxLinear, Cl A *	31,359	2,218,649
Mirion Technologies, Cl A *	97,940	1,934,315
N-able *	44,724	231,670
Napco Security Technologies	14,745	689,329
NCR Voyix *	58,458	402,776
NetScout Systems *	27,129	914,247
OSI Systems *	6,101	1,750,499
PC Connection	4,665	297,347
PDF Solutions *	12,050	516,342
Penguin Solutions *	18,350	558,023
Photronics *	22,176	1,097,268
Plexus *	10,429	2,613,299
Power Integrations	21,022	1,528,510
Progress Software *	15,816	440,476
Q2 Holdings *	24,862	1,261,747
Qorvo *	31,674	2,984,324
RingCentral, Cl A	30,186	1,214,081
Rogers *	7,217	979,708
Sanmina *	21,044	4,583,804
ScanSource *	7,390	303,877
Semtech *	35,270	3,705,114
SolarEdge Technologies *	23,779	1,019,168
Sprinklr, Cl A *	49,334	242,723
SPS Commerce *	14,872	834,617

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Teradata *	35,274	$929,470
Ultra Clean Holdings *	17,823	1,392,867
Veeco Instruments *	22,639	1,128,554
Viasat *	52,549	3,463,505
Viavi Solutions *	88,965	4,661,766
Vishay Intertechnology	50,355	1,458,784
		89,011,202
MATERIALS — 4.8%
Alpha Metallurgical Resources *	4,349	810,871
Balchem	12,159	1,965,138
Celanese, Cl A	42,737	2,895,859
Century Aluminum *	20,177	1,199,321
Chemours	59,517	1,603,983
Eastman Chemical	42,839	3,131,103
Element Solutions	85,407	3,637,484
FMC	49,753	765,201
Hawkins	7,864	1,316,827
HB Fuller	20,391	1,234,063
Ingevity *	14,463	1,101,936
Innospec	9,308	709,828
Kaiser Aluminum	6,028	1,027,352
Koppers Holdings	7,335	299,488
Materion	7,785	1,430,961
Metallus *	14,039	270,110
Minerals Technologies	11,777	847,237
O-I Glass, Cl I *	67,628	616,091
Quaker Chemical	5,181	704,046
Sensient Technologies	15,950	1,812,558
Stepan	8,085	404,493
Sylvamo	12,449	531,946
Warrior Met Coal	19,737	1,773,370
Worthington Steel	12,173	467,808
		30,557,074
REAL ESTATE — 6.5%
Acadia Realty Trust ‡	54,242	1,172,712
American Assets Trust ‡	17,781	368,778
Apple Hospitality REIT ‡	82,604	1,112,676
Broadstone Net Lease, Cl A ‡	71,041	1,406,612
Centerspace ‡	6,287	429,213
Curbline Properties ‡	38,455	1,061,358
Cushman & Wakefield *	89,865	1,261,705
DiamondRock Hospitality ‡	76,495	780,249
Douglas Emmett ‡	71,656	774,601
Easterly Government Properties, Cl A ‡	17,056	399,281
Essential Properties Realty Trust ‡	78,799	2,476,653
eXp World Holdings	49,646	308,798
Four Corners Property Trust ‡	41,204	1,053,586
Getty Realty ‡	20,670	684,590
Global Net Lease ‡	102,812	982,883
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Highwoods Properties ‡	41,273	$1,003,347
Innovative Industrial Properties, Cl A ‡	10,524	570,927
JBG SMITH Properties ‡	36,144	542,160
Kennedy-Wilson Holdings	53,761	585,995
LTC Properties ‡	17,884	683,526
LXP Industrial Trust ‡	22,180	1,129,426
Macerich ‡	108,761	2,363,377
Marcus & Millichap	10,105	280,818
Millrose Properties ‡	57,888	1,775,425
NexPoint Residential Trust ‡	14,684	424,221
Outfront Media ‡	55,519	1,712,761
Pebblebrook Hotel Trust ‡	60,707	852,933
Phillips Edison ‡	47,231	1,897,033
Ryman Hospitality Properties ‡	23,655	2,485,904
Safehold ‡	17,153	274,791
Saul Centers ‡	4,662	160,513
SL Green Realty ‡	33,615	1,425,612
St. Joe	14,960	965,967
Sunstone Hotel Investors ‡	76,873	754,893
Tanger ‡	43,218	1,602,523
Terreno Realty ‡	39,114	2,550,233
Urban Edge Properties ‡	47,290	1,036,597
Veris Residential ‡	30,533	579,211
Whitestone REIT, Cl B ‡	16,934	320,730
Xenia Hotels & Resorts ‡	35,658	580,156
		40,832,774
UTILITIES — 2.1%
American States Water	17,438	1,312,907
Avista	34,582	1,421,320
California Water Service Group	26,860	1,134,566
Chesapeake Utilities	10,540	1,329,305
Clearway Energy, Cl A	13,868	560,683
Clearway Energy, Cl C	34,710	1,400,896
H2O America	16,894	949,274
Hawaiian Electric Industries *	72,402	1,091,098
MDU Resources Group	88,014	1,982,956
Middlesex Water	9,432	479,900
Northwest Natural Holding	17,921	949,813
Unitil	7,674	402,578
		13,015,296

Total Common Stock
(Cost $447,061,305)		630,695,245

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value
Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights
(Cost $123)		—
SHORT-TERM INVESTMENT — 0.6%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (D)
(Cost $3,964,229)	3,964,229	$3,964,229
Total Short-Term Investment
(Cost $3,964,229)		3,964,229
Total Investments in Securities— 100.4%
(Cost $451,025,657)		$634,659,474

Percentages are based on Net Assets of $632,198,302.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

					Unrealized
	Number of	Expiration			Appreciation/
Type of Contract	Contracts	Date	Notional Amount	Value	(Depreciation)
Long Contracts
Russell 2000 Index E-Mini	12	Jun-2026	$1,582,525	$1,684,680	$102,155

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $3,860,009.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Expiration date not available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $3,964,229.

Cl — Class

CVR — Contingent Value Rights

LME — London Metal Exchange

L.P. — Limited Partnership

REIT — Real Estate investment Trust

Ser — Series

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

April 30, 2026 (Unaudited)

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$630,695,245	$—	$—		$630,695,245
Short-Term Investment	3,964,229	—	—		3,964,229
Rights	—	—	—	#	—
Total Investments in Securities	$634,659,474	$—	$—		$634,659,474
Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$102,155	$–	$–		$102,155
Total Other Financial Instruments	$102,155	$–	$–		$102,155

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%#

	Shares	Value
COMMUNICATION SERVICES — 8.8%
Alphabet, Cl A	38,875	$14,959,100
Alphabet, Cl C	39,288	15,005,659
Comcast, Cl A	1,426	38,559
Meta Platforms, Cl A	35,215	21,548,410
Netflix *	60,793	5,690,833
Spotify Technology *	102	45,548
TKO Group Holdings, Cl A	1,070	199,116
T-Mobile US	14,017	2,740,323
Walt Disney	37,390	3,879,213
		64,106,761
CONSUMER DISCRETIONARY — 7.2%
Airbnb, Cl A *	305	42,810
Amazon.com *	125,529	33,272,716
Aptiv *	18,080	1,089,501
AutoZone *	55	203,722
Booking Holdings	16,750	2,820,030
Carvana, Cl A *	468	185,234
Cava Group *	16,191	1,512,401
Chipotle Mexican Grill, Cl A *	50,777	1,725,910
Domino's Pizza	131	44,464
DoorDash, Cl A *	462	77,916
eBay	437	45,221
General Motors	2,375	182,614
Hilton Worldwide Holdings	908	294,256
Home Depot	7,136	2,346,317
Lowe's	903	215,627
Marriott International, Cl A	3,654	1,321,615
McDonald's	1,739	510,553
NIKE, Cl B	1,543	68,447
O'Reilly Automotive *	28,724	2,855,166
Ross Stores	843	192,027
Royal Caribbean Cruises	455	120,011
Starbucks	1,300	136,929
Tesla *	5,574	2,127,206
TJX	2,566	402,220
Toll Brothers	800	113,712
Tractor Supply	1,049	36,820
Ulta Beauty *	183	98,359
Versigent *	—	12
Viking Holdings *	897	73,473
Yum! Brands	1,100	175,615
		52,290,904
CONSUMER STAPLES — 4.5%
Casey's General Stores	1,405	1,155,121
Coca-Cola	72,687	5,724,828
Coca-Cola Europacific Partners	16,167	1,528,913
Colgate-Palmolive	2,641	225,436
Costco Wholesale	4,249	4,310,738
elf Beauty *	642	41,069
Estee Lauder, Cl A	1,155	88,600
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Kenvue	1,194	$20,931
Keurig Dr Pepper	3,700	108,780
McCormick	672	34,165
Mondelez International, Cl A	2,991	183,767
Monster Beverage *	35,734	2,754,019
PepsiCo	2,072	328,391
Sysco	42,502	3,175,324
Target	818	106,135
Tyson Foods, Cl A	703	45,041
Unilever ADR	80,260	4,733,735
US Foods Holding *	76,612	7,162,456
Walmart	9,387	1,238,427
		32,965,876
ENERGY — 3.6%
Baker Hughes, Cl A	2,462	171,528
Cenovus Energy	146,664	4,288,456
Chevron	4,674	903,531
ConocoPhillips	42,375	5,329,927
Diamondback Energy	25,516	5,246,855
EOG Resources	948	133,260
EQT Corporation	2,712	162,937
Exxon Mobil	7,779	1,200,533
Marathon Petroleum	21,057	5,228,242
Phillips 66	837	149,949
SLB Limited	45,432	2,584,172
Targa Resources	907	235,893
Valero Energy	829	209,389
Williams	4,313	329,125
		26,173,797
FINANCIALS — 14.2%
Allstate	11,051	2,400,940
American Express	12,633	4,081,091
American International Group	2,421	181,091
Aon, Cl A	9,036	2,816,070
Apollo Global Management	28,245	3,635,696
Ares Management, Cl A	1,155	135,597
Axis Capital Holdings	689	69,183
Bank of America	16,591	886,955
Bank of New York Mellon	2,291	307,842
Berkshire Hathaway, Cl B *	19,639	9,301,030
Blackstone	571	71,706
Block, Cl A *	5,796	408,676
Capital One Financial	13,176	2,520,643
Cboe Global Markets	86	25,808
Charles Schwab	30,845	2,826,636
Chubb	1,526	499,002
Citigroup	5,760	737,165
Corebridge Financial	1,035	28,504
Corpay *	7,389	2,264,507
East West Bancorp	1,003	126,849
Equitable Holdings	4,048	170,826

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Everest Group	5,196	$1,853,725
Fifth Third Bancorp	2,694	136,747
Figure Technology Solutions, Cl A *	2,150	75,465
Fiserv *	590	36,964
Global Payments	955	68,722
Goldman Sachs Group	4,403	4,067,359
Huntington Bancshares	191,230	3,205,015
Intercontinental Exchange	19,931	3,150,892
Invesco	2,343	61,410
JPMorgan Chase	39,001	12,216,283
KeyCorp	4,342	96,002
LPL Financial Holdings	10,818	3,614,618
Marsh & McLennan	2,646	443,761
Mastercard, Cl A	12,529	6,301,085
MetLife	3,733	299,013
Moody's	21,515	9,936,703
Morgan Stanley	27,677	5,274,959
MSCI, Cl A	216	127,745
Popular	331	49,759
Progressive	611	122,982
Robinhood Markets, Cl A *	828	60,353
S&P Global	715	308,329
Tradeweb Markets, Cl A	1,913	216,647
US Bancorp	7,628	432,202
Visa, Cl A	41,769	13,777,087
Voya Financial	1,688	138,348
Wells Fargo	48,067	3,952,549
Western Alliance Bancorp	795	64,824
Willis Towers Watson	660	169,092
		103,754,457
HEALTH CARE — 5.5%
Boston Scientific *	3,907	225,082
BrightSpring Health Services *	1,002	48,066
Cardinal Health	22,961	4,428,718
Cencora, Cl A	21,206	6,531,660
Centene *	71,215	3,823,533
Cigna Group	285	82,815
CVS Health	47,957	3,994,339
Edwards Lifesciences *	2,588	216,098
Elevance Health	558	210,042
Guardant Health *	1,770	154,132
Humana	7,842	1,854,163
IDEXX Laboratories *	4,300	2,411,440
Intuitive Surgical *	787	360,139
Medtronic	1,787	144,693
Natera *	764	157,506
Quest Diagnostics	26,027	5,054,443
Stryker	25,636	8,078,673
Veeva Systems, Cl A *	5,617	876,084
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
West Pharmaceutical Services	4,551	$1,354,332
		40,005,958
INDUSTRIALS — 11.5%
Allegion	7,699	1,058,459
AMETEK	50,688	11,937,024
API Group *	2,132	97,475
Axon Enterprise *	350	140,616
Canadian National Railway	1,347	151,039
Carrier Global	2,047	137,497
Caterpillar	1,168	1,039,648
CH Robinson Worldwide	31,096	5,653,564
Cintas	843	147,281
Comfort Systems USA	20	36,805
Copart *	60,677	2,009,015
CSX	8,842	401,692
Cummins	7,179	4,817,181
Deere	832	490,772
Dover	495	112,073
Equifax	457	79,491
Esab	1,237	121,560
FedEx	11,434	4,611,447
GE Vernova	11,870	12,860,670
Howmet Aerospace	1,167	283,628
Hubbell, Cl B	8,543	4,341,296
Ingersoll Rand	1,357	108,370
Johnson Controls International	1,354	197,725
Madison Air Solutions, Cl A *	969	36,996
Middleby *	872	122,394
Mueller Industries	5,755	779,400
Old Dominion Freight Line	12,805	2,720,166
PACCAR	2,828	335,966
Parker-Hannifin	479	435,612
Pentair	1,051	84,826
Quanta Services	100	72,777
QXO *(A)	223,136	4,478,339
Republic Services, Cl A	200	41,844
Saia *	660	296,221
SiteOne Landscape Supply *	271	34,160
StandardAero *	192,592	4,787,837
Stanley Black & Decker	665	51,976
Trane Technologies	377	185,688
TransUnion	20,066	1,424,686
Uber Technologies *	56,750	4,234,117
United Airlines Holdings *	22,461	2,021,490
United Rentals	6,956	6,676,647
Veralto	312	27,518
Verisk Analytics, Cl A	6,489	1,197,156
Vertiv Holdings, Cl A	1,206	396,159
Waste Connections	453	74,618
Waste Management	627	145,809

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Westinghouse Air Brake
Technologies	9,268	$2,501,341
WW Grainger	180	209,043
		84,207,114
INFORMATION TECHNOLOGY — 33.6%
Accenture, Cl A	1,433	256,091
Adobe *	652	160,457
Advanced Micro Devices *	14,804	5,247,870
Akamai Technologies *	677	69,718
Amphenol, Cl A	82,339	12,126,065
Analog Devices	20,797	8,365,801
Apple	138,978	37,711,680
Applied Materials	15,798	6,232,153
AppLovin, Cl A *	707	315,570
Arista Networks *	2,748	474,607
Autodesk *	326	77,262
Broadcom	63,969	26,702,580
Cadence Design Systems *	600	197,754
Ciena *	1,073	566,093
Cisco Systems	10,687	977,861
Coherent *	410	131,081
Crowdstrike Holdings, Cl A *	2,367	1,055,090
Dell Technologies, Cl C	20,914	4,369,980
Descartes Systems Group *	1,595	115,015
First Solar *	226	45,627
Flex *	42,928	3,930,058
HubSpot *	70	15,523
Intel *	13,568	1,281,905
Intuit	9,963	3,870,626
Jabil	503	169,757
Keysight Technologies *	8,797	3,078,158
KLA	219	383,327
Lam Research	2,127	548,468
Lumentum Holdings *	355	320,324
Marvell Technology	18,358	3,031,824
Microchip Technology	48,258	4,483,651
Micron Technology	17,852	9,232,340
Microsoft	79,173	32,285,166
Monolithic Power Systems	153	247,005
Motorola Solutions	326	143,124
NVIDIA	230,299	45,960,771
NXP Semiconductors	21,029	6,173,904
ON Semiconductor *	300	30,243
Oracle	40,724	6,572,446
PTC *	188	25,624
Qnity Electronics	561	78,910
QUALCOMM	545	97,871
Salesforce	1,898	335,054
Sandisk *	208	228,074
Seagate Technology Holdings	2,163	1,457,083
ServiceNow *	21,286	1,879,767
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Snowflake, Cl A *	8,864	$1,209,670
Taiwan Semiconductor
Manufacturing ADR	21,875	8,663,813
TE Connectivity	1,761	372,733
Teradyne	389	133,610
Texas Instruments	5,807	1,632,232
Trimble *	15,752	1,060,425
Western Digital	729	316,765
		244,448,606
MATERIALS — 5.4%
Agnico Eagle Mines	286	53,828
Ball	1,387	84,718
CF Industries Holdings	374	46,451
Corteva	1,230	99,642
CRH	54,890	6,500,074
Ecolab	8,807	2,295,104
Franco-Nevada	847	195,098
Freeport-McMoRan	56,571	3,268,672
International Paper	2,735	83,199
Kinross Gold	172,502	5,216,461
Linde	22,014	11,032,096
LyondellBasell Industries, Cl A	1,005	74,973
Martin Marietta Materials	3,315	2,052,217
Mosaic	2,236	52,032
Newmont	29,521	3,279,488
Packaging Corp of America	384	81,965
Reliance	7,223	2,618,338
RPM International	88	8,966
Sherwin-Williams	520	167,237
Steel Dynamics	10,246	2,342,850
West Fraser Timber	1,062	67,235
		39,620,644
REAL ESTATE — 0.9%
American Tower ‡	24,159	4,414,091
AvalonBay Communities ‡	386	70,638
BXP ‡	604	35,310
CBRE Group, Cl A *	1,121	160,000
CubeSmart ‡	896	36,270
Equinix ‡	304	329,180
Equity LifeStyle Properties ‡	231	14,620
Essex Property Trust ‡	281	73,962
Federal Realty Investment Trust ‡	600	66,540
Prologis ‡	1,034	146,849
Public Storage ‡	463	140,035
Rexford Industrial Realty ‡	1,571	56,383
Simon Property Group ‡	480	97,781
Sun Communities ‡	281	35,923
Welltower ‡	2,653	576,603
		6,254,185

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UTILITIES — 2.0%
Alliant Energy	3,942	$289,461
Atmos Energy	856	162,623
CenterPoint Energy	47,164	2,058,709
CMS Energy	1,254	96,232
Consolidated Edison	1,941	216,402
Constellation Energy	197	61,661
Entergy	33,964	4,004,695
Exelon	1,055	48,519
FirstEnergy	101,149	4,806,601
NextEra Energy	5,751	562,908
NRG Energy	9,338	1,452,806
PG&E	13,294	220,946
Sempra	2,716	258,346
Southern	3,472	335,742
		14,575,651
Total Common Stock
(Cost $465,306,256)		708,403,953

SHORT-TERM INVESTMENT — 0.6%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570% (B)
(Cost $4,518,484)	4,518,484	$4,518,484

Total Short-Term Investment
(Cost $4,518,484)		4,518,484

Total Investments in Securities— 97.8%
(Cost $469,824,740)		$712,922,437

Percentages are based on Net Assets of $728,953,190.

*	Non-income producing security.

‡	Real Estate Investment Trust.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $4,375,677.

(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $4,518,484.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%#

	Shares	Value
AUSTRALIA — 0.2%
Materials — 0.2%
Sandfire Resources *	367,531	$4,434,187

AUSTRIA — 0.5%
Financials — 0.5%
Erste Group Bank	101,933	11,257,423

BELGIUM — 0.7%
Consumer Staples — 0.4%
Anheuser-Busch InBev	123,567	9,332,136

Materials — 0.3%
Syensqo	101,295	6,716,385

		16,048,521
BERMUDA — 0.9%
Financials — 0.9%
Arch Capital Group *	218,447	20,634,504

BRAZIL — 1.9%
Consumer Discretionary — 0.1%
Cogna Educacao	1,295,690	722,948
Cyrela Brazil Realty Empreendimentos e Participacoes	87,400	410,301
Vibra Energia	257,400	1,724,473
		2,857,722
Energy — 0.1%
Brava Energia	200,100	765,074
Petroleo Brasileiro - Petrobras ADR, Cl A	98,035	1,948,936
		2,714,010
Financials — 1.0%
Banco BTG Pactual	328,400	3,917,151
NU Holdings, Cl A *	1,176,237	17,031,912
Pagseguro Digital, Cl A	170,511	1,708,520
		22,657,583
Industrials — 0.2%
Localiza Rent a Car	324,086	3,007,735
Movida Participacoes	278,100	674,821
		3,682,556
Materials — 0.5%
Gerdau ADR	459,128	2,098,215
Suzano	473,100	4,176,087

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
Materials— continued
Vale	400,500	$6,536,741
		12,811,043
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	37,600	408,873

		45,131,787
CANADA — 4.0%
Consumer Discretionary — 0.2%
Gildan Activewear	68,500	4,242,561

Energy — 0.5%
ARC Resources	103,100	2,440,586
Gibson Energy, Cl Common Subs. Receipt	120,400	2,631,622
TC Energy	105,884	7,085,383
		12,157,591
Industrials — 2.3%
Canadian Pacific Kansas City (CAD)	132,303	11,483,562
Canadian Pacific Kansas City (USD)	278,348	24,205,142
Stantec	88,500	8,066,498
Waste Connections	68,421	11,270,307
		55,025,509
Information Technology — 0.9%
Shopify, Cl A *	113,150	13,705,859
Shopify, Cl A *	58,600	7,098,647
		20,804,506
Materials — 0.1%
Agnico Eagle Mines	14,300	2,683,601

		94,913,768
CHILE — 0.0%
Industrials — 0.0%
Latam Airlines Group	36,393,422	862,456

CHINA — 5.4%
Communication Services — 2.5%
G-bits Network Technology Xiamen, Cl A	28,700	1,716,756
Giant Network Group, Cl A	303,200	1,460,535
Kuaishou Technology, Cl B	44,400	247,128
Tencent Holdings	892,492	54,194,412
Weibo ADR (A)	108,122	909,306
		58,528,137

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Consumer Discretionary — 0.9%
Alibaba Group Holding ADR	37,651	$4,965,414
H World Group ADR	12,678	654,692
Li Ning	558,000	1,452,504
TAL Education Group ADR *	126,951	1,411,695
Yum China Holdings	270,464	13,103,981
		21,588,286
Consumer Staples — 0.0%
Guangdong Haid Group, Cl A	94,195	688,924

Energy — 0.1%
PetroChina, Cl H	1,598,000	2,464,544

Financials — 0.9%
China Construction Bank, Cl H	8,240,921	9,300,867
China Galaxy Securities, Cl H	1,330,500	1,418,475
China International Capital, Cl H	444,400	1,160,007
China Life Insurance, Cl H	903,000	3,330,684
New China Life Insurance, Cl H	282,000	1,851,667
People's Insurance Group of China, Cl H	1,411,000	965,276
PICC Property & Casualty, Cl H	236,000	426,234
Ping An Insurance Group of China, Cl H	368,500	2,994,728
		21,447,938
Health Care — 0.1%
Jointown Pharmaceutical Group, Cl A	1,067,279	808,916
Sinopharm Group, Cl H	690,000	1,641,084
		2,450,000
Industrials — 0.4%
Contemporary Amperex Technology, Cl A	37,393	2,400,306
COSCO SHIPPING Holdings, Cl H	906,700	1,668,529
Harbin Electric, Cl H	408,000	1,217,987
JD Logistics *	488,100	950,468
Sieyuan Electric, Cl A	14,400	412,376
Yutong Bus, Cl A	441,500	2,287,725
		8,937,391
Information Technology — 0.0%
Zhongji Innolight, Cl A	10,200	1,287,983

Materials — 0.5%
Asia - Potash International Investment Guangzhou, Cl A *	204,200	1,623,014
China Hongqiao Group	846,500	3,582,705
China Lumena New Materials *(B)	15,350	—

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Materials— continued
Jiangxi Copper, Cl H	203,000	$964,597
Tianqi Lithium, Cl A *	83,700	986,945
Zangge Mining, Cl A	71,400	941,400
Zijin Mining Group, Cl H	612,000	2,841,676
		10,940,337
		128,333,540
COLUMBIA — 0.0%
Financials — 0.0%
Grupo Cibest ADR	12,536	854,830

DENMARK — 0.3%
Consumer Staples — 0.1%
Carlsberg, Cl B	14,064	1,904,621

Health Care — 0.2%
Ascendis Pharma *	17,314	3,971,485

		5,876,106
FRANCE — 8.4%
Consumer Discretionary — 1.9%
Hermes International	43	82,221
Kering	128,401	35,306,737
LVMH Moet Hennessy Louis Vuitton	18,330	9,787,037
		45,175,995
Consumer Staples — 0.6%
Danone	55,253	4,326,745
L'Oreal	21,985	9,463,846
		13,790,591
Energy — 0.4%
Gaztransport Et Technigaz	36,011	8,756,779

Financials — 2.0%
BNP Paribas	183,893	19,302,817
Societe Generale	337,217	27,132,065
Worldline *(A)	3,834,341	1,130,516
		47,565,398
Health Care — 0.3%
Abivax *	14,398	1,664,828
Ipsen	28,951	5,683,114
		7,347,942
Industrials — 2.5%
Alstom *	1,110,280	22,298,851
Cie de Saint-Gobain	206,256	18,887,457
Elis (A)	135,481	4,184,247
Rexel	220,841	9,335,302

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Industrials— continued
Schneider Electric	11,624	$3,696,962
		58,402,819
Information Technology — 0.4%
Capgemini	76,537	9,303,384

Materials — 0.3%
Air Liquide	40,332	8,672,593

		199,015,501
GERMANY — 9.5%
Communication Services — 0.9%
Deutsche Telekom	581,400	18,769,964
Scout24	43,785	3,643,772
		22,413,736
Financials — 1.5%
Deutsche Bank	372,352	11,562,685
Deutsche Boerse	50,310	15,427,085
Hannover Rueck	28,139	8,497,925
		35,487,695
Industrials — 4.7%
Daimler Truck Holding	347,237	17,504,933
Deutsche Lufthansa	753,588	6,453,769
Siemens Energy	412,185	87,306,247
		111,264,949
Information Technology — 2.0%
Infineon Technologies	291,969	19,626,394
Nemetschek	78,972	5,728,381
SAP	130,148	21,839,756
		47,194,531
Materials — 0.3%
LANXESS	304,389	6,483,308

Utilities — 0.1%
E.ON	96,805	2,148,415
RWE	1,067	77,651
		2,226,066
		225,070,285
GREECE — 0.5%
Consumer Discretionary — 0.0%
FF Group *	8,921	—

Financials — 0.5%
National Bank of Greece	723,101	11,453,964

		11,453,964

COMMON STOCK — continued

	Shares	Value
HONG KONG — 1.1%
Consumer Discretionary — 0.0%
Geely Automobile Holdings	365,000	$1,085,398

Consumer Staples — 0.0%
WH Group	75,534	92,367

Financials — 1.0%
AIA Group	1,294,400	14,208,652
Prudential	612,163	9,212,094
		23,420,746
Information Technology — 0.1%
Lenovo Group	1,122,000	1,686,907

		26,285,418
HUNGARY — 0.1%
Industrials — 0.1%
Wizz Air Holdings *(A)	181,670	2,208,123

INDIA — 2.7%
Consumer Discretionary — 0.3%
Bajaj Auto	13,318	1,407,110
Eicher Motors	17,683	1,330,555
Mahindra & Mahindra	46,849	1,536,519
Maruti Suzuki India	5,801	818,410
TVS Motor	38,645	1,431,098
		6,523,692
Consumer Staples — 0.1%
Varun Beverages	489,006	2,663,615

Energy — 0.1%
Bharat Petroleum	172,974	550,780
Oil & Natural Gas	432,358	1,370,631
		1,921,411
Financials — 1.3%
Bank of India	957,684	1,420,914
BSE	32,148	1,241,700
HDFC Bank ADR	187,772	4,771,287
ICICI Bank ADR	568,694	15,121,574
IIFL Finance	104,469	508,361
Karur Vysya Bank	259,766	806,429
LIC Housing Finance	198,063	1,163,700
Muthoot Finance	61,714	2,236,255
REC	247,409	928,946
South Indian Bank	3,104,948	1,297,229
Union Bank of India	890,286	1,565,871
		31,062,266

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Industrials — 0.0%
Gujarat Pipavav Port	336,771	$555,004

Information Technology — 0.2%
Infosys ADR (A)	131,497	1,638,453
Persistent Systems	30,183	1,542,151
Tech Mahindra	109,987	1,719,267
		4,899,871
Materials — 0.6%
APL Apollo Tubes	210,091	4,236,370
Chambal Fertilisers and Chemicals	159,448	737,253
Hindalco Industries	288,633	3,171,092
National Aluminium	682,943	2,889,618
Navin Fluorine International	13,227	954,495
Vedanta	432,549	1,242,186
Vedanta Aluminium Metal *(B)	432,549	729,878
Vedanta Iron & Steel *(B)	432,549	729,878
		14,690,770
Utilities — 0.1%
PTC India	172,283	379,359
Talwandi Sabo Power *(B)	432,549	729,878
		1,109,237
		63,425,866
INDONESIA — 0.2%
Consumer Staples — 0.0%
Indofood Sukses Makmur	1,000,600	390,182

Energy — 0.0%
Adaro Andalan Indonesia	733,300	491,409

Financials — 0.1%
Bank Central Asia	7,563,300	2,564,263

Industrials — 0.1%
Astra International	6,150,300	2,130,704

		5,576,558
IRELAND — 3.0%
Financials — 1.0%
AIB Group	1,173,874	13,523,782
Aon, Cl A	33,808	10,536,263
		24,060,045
Health Care — 0.9%
Medtronic	247,487	20,039,022

Industrials — 0.7%
Experian	268,334	9,804,330

COMMON STOCK — continued

	Shares	Value
IRELAND — continued
Industrials— continued
Ryanair Holdings	287,351	$7,535,415
		17,339,745
Materials — 0.4%
Smurfit WestRock	238,889	9,170,949

		70,609,761
ISRAEL — 0.4%
Information Technology — 0.4%
Nice ADR *(A)	67,260	6,861,865
Wix.com *	38,164	2,850,469
		9,712,334
		9,712,334
ITALY — 1.6%
Consumer Discretionary — 0.2%
PRADA	1,044,900	4,655,250

Financials — 1.2%
Banca Monte dei Paschi di Siena (A)	408,442	4,351,644
Generali	98,088	4,393,264
UniCredit	249,948	19,306,670
		28,051,578
Utilities — 0.2%
Enel	518,969	6,056,216

		38,763,044
JAPAN — 8.6%
Communication Services — 1.4%
KDDI	551,500	9,016,405
Nintendo	454,000	22,187,919
TV Asahi Holdings	96,100	1,986,686
		33,191,010
Financials — 1.6%
Sompo Holdings	573,600	21,326,330
Sumitomo Mitsui Financial Group	173,900	6,134,367
Tokio Marine Holdings	203,100	9,292,421
		36,753,118
Health Care — 0.7%
Hoya	91,800	17,126,672

Industrials — 2.9%
FANUC	291,400	12,859,722
Kajima	182,200	7,114,301
Mitsubishi Electric	450,800	18,073,734
Obayashi	303,800	7,135,708
Organo	28,500	2,877,255

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Industrials— continued
SMC	41,700	$20,486,011
		68,546,731
Information Technology — 1.9%
Keyence	25,300	11,593,140
Renesas Electronics	1,604,200	32,410,119
		44,003,259
Materials — 0.1%
Toyo Seikan Group Holdings	137,200	2,842,897

		202,463,687
JERSEY — 0.1%
Industrials — 0.1%
Rosebank Industries *	425,221	2,137,892

MALAYSIA — 0.2%
Consumer Staples — 0.0%
SD Guthrie	448,500	700,164

Industrials — 0.1%
Zetrix Ai	7,867,400	1,629,311

Materials — 0.1%
Press Metal Aluminium Holdings	525,200	1,141,375

		3,470,850
MEXICO — 0.4%
Consumer Staples — 0.1%
Arca Continental	138,900	1,665,579

Energy — 0.0%
Vista Energy ADR *	9,139	679,210

Financials — 0.2%
Gentera	669,600	1,745,502
Grupo Financiero Banorte, Cl O	210,300	2,286,136
		4,031,638
Materials — 0.1%
Grupo Mexico	237,500	2,597,148

		8,973,575
NETHERLANDS — 6.5%
Communication Services — 0.2%
Universal Music Group (A)	201,423	4,221,193

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
Consumer Staples — 0.6%
Heineken	156,095	$12,145,739
JBS *	70,394	1,127,315
		13,273,054
Financials — 1.1%
Adyen *	12,589	14,198,847
ASR Nederland	34,995	2,656,839
ING Groep	343,007	9,922,009
		26,777,695
Health Care — 0.6%
Koninklijke Philips	545,587	14,384,003

Information Technology — 4.0%
ASM International	25,111	24,552,904
ASML Holding	23,807	34,396,470
ASML Holding, Cl G	24,576	35,364,618
		94,313,992
		152,969,937
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	2,549,964

POLAND — 0.2%
Consumer Discretionary — 0.0%
LPP	234	1,413,068

Energy — 0.1%
ORLEN	44,482	1,632,756

Financials — 0.1%
Powszechny Zaklad Ubezpieczen	104,607	1,838,006

		4,883,830
QATAR — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	232,327	874,918

RUSSIA — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (B)	55,964	—

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SAUDI ARABIA — 0.1%
Energy — 0.0%
Saudi Arabian Oil	181,838	$1,348,731

Financials — 0.1%
Banque Saudi Fransi	120,056	619,187
Riyad Bank	140,072	775,693
		1,394,880
		2,743,611
SINGAPORE — 4.1%
Communication Services — 0.0%
JOYY ADR	12,965	764,805

Consumer Discretionary — 2.0%
Sea ADR *	396,947	33,692,861
Trip.com Group	233,800	12,622,946
		46,315,807
Financials — 0.3%
United Overseas Bank	264,200	7,519,737

Information Technology — 1.8%
Seagate Technology Holdings	62,582	42,157,738

		96,758,087
SOUTH AFRICA — 0.4%
Financials — 0.0%
Old Mutual	251,411	205,028

Materials — 0.4%
Gold Fields	83,491	3,527,865
Impala Platinum Holdings	328,314	4,590,282
Sasol *	81,583	1,131,082
		9,249,229
		9,454,257
SOUTH KOREA — 6.3%
Communication Services — 0.1%
KT	26,647	1,097,828
LG Uplus	76,888	824,450
		1,922,278
Consumer Discretionary — 0.2%
Hankook Tire & Technology	15,126	608,687
Hyundai Mobis	5,889	1,703,210
Hyundai Motor	107	38,783
Kia	26,561	2,739,548
Youngone	14,225	797,605
		5,887,833
Energy — 0.1%
HD Hyundai	7,656	1,625,490

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Financials — 0.5%
DB Insurance	10,093	$1,148,518
Hana Financial Group	36,808	3,197,936
KIWOOM Securities	3,993	1,088,692
Samsung Securities	16,837	1,233,720
Shinhan Financial Group	34,495	2,342,512
Woori Financial Group	85,100	1,940,633
		10,952,011
Industrials — 0.3%
GS Holdings	12,303	683,312
HD Korea Shipbuilding & Offshore Engineering	3,953	1,237,794
Hyosung Heavy Industries	897	2,416,349
KEPCO Engineering & Construction	3,252	419,739
LX International	23,830	863,615
Samsung E&A	27,005	978,040
		6,598,849
Information Technology — 5.0%
BH	32,122	757,975
LG Innotek	3,410	1,333,159
Samsung Electro-Mechanics	3,844	2,205,246
Samsung Electronics GDR	3,858	14,576,441
Samsung Electronics	369,163	55,591,403
SK Hynix	50,197	44,764,113
		119,228,337
Materials — 0.1%
Han Kuk Carbon	59,016	1,980,487

Utilities — 0.0%
Korea Electric Power	23,059	690,891

		148,886,176
SPAIN — 0.3%
Consumer Discretionary — 0.3%
Industria de Diseno Textil (A)	117,956	7,056,127

Utilities — 0.0%
Iberdrola	1,489	34,891

		7,091,018
SWEDEN — 2.4%
Communication Services — 1.1%
Spotify Technology *	57,392	25,628,398

Consumer Discretionary — 0.2%
Electrolux, Cl B *(A)	924,176	5,156,229

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
Industrials — 0.6%
Atlas Copco, Cl A	723,914	$13,883,126

Information Technology — 0.5%
Hexagon, Cl B (A)	1,087,924	11,860,912

		56,528,665
SWITZERLAND — 2.1%
Consumer Staples — 0.0%
Nestle	375	37,931

Financials — 0.9%
UBS Group	473,017	20,913,118

Health Care — 0.5%
Alcon	102,739	7,662,843
Galderma Group	17,311	3,628,483
		11,291,326
Industrials — 0.7%
ABB	171,922	17,372,583

		49,614,958
TAIWAN — 9.3%
Consumer Discretionary — 0.0%
Pou Chen	600,000	490,598

Financials — 0.1%
KGI Financial Holding	1,711,000	1,166,130

Industrials — 0.2%
Eva Airways	1,159,000	1,227,448
Evergreen Marine Taiwan	371,000	2,373,349
Wan Hai Lines	413,000	972,393
		4,573,190
Information Technology — 9.0%
Accton Technology	74,000	5,419,509
Asia Vital Components	35,087	3,212,330
ASPEED Technology	6,772	3,640,442
Chroma ATE	46,000	3,143,196
Delta Electronics	85,000	5,960,665
Elite Material	25,000	3,725,116
Global Unichip	11,000	1,520,887
Gold Circuit Electronics	119,000	5,386,650
Hon Hai Precision Industry	561,000	3,963,476
Innodisk	21,000	851,116
King Slide Works	5,000	634,342
King Yuan Electronics	137,000	1,339,505
MPI	12,000	1,926,765
Nanya Technology *	118,000	835,366

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Information Technology— continued
Taiwan Semiconductor Manufacturing	1,506,000	$104,549,334
Taiwan Semiconductor Manufacturing ADR	150,198	59,487,420
Taiwan Surface Mounting Technology	162,000	868,238
Wistron	404,000	1,779,273
Wiwynn	18,000	2,702,530
WPG Holdings	154,000	493,462
WT Microelectronics	152,000	987,608
		212,427,230
		218,657,148
THAILAND — 0.1%
Consumer Discretionary — 0.0%
Com7, Cl F	1,343,400	943,437

Energy — 0.0%
PTT Exploration & Production	182,400	866,008

Financials — 0.1%
Kasikornbank	75,700	450,519
Kiatnakin Phatra Bank	242,800	589,072
		1,039,591
		2,849,036
TÜRKIYE — 0.3%
Consumer Staples — 0.0%
Ulker Biskuvi Sanayi	320,286	878,249

Energy — 0.1%
Turkiye Petrol Rafinerileri	254,556	1,530,337

Industrials — 0.1%
Enka Insaat ve Sanayi	611,772	1,418,402
Turk Hava Yollari AO	239,681	1,631,872
		3,050,274
Real Estate — 0.1%
Emlak Konut Gayrimenkul
Yatirim Ortakligi ‡	4,147,958	1,892,096

		7,350,956
UNITED ARAB EMIRATES — 0.1%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	67,489	341,772

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED ARAB EMIRATES — continued
Real Estate — 0.1%
Emaar Properties PJSC	683,909	$2,202,307

		2,544,079
UNITED KINGDOM — 11.3%
Communication Services — 0.2%
Zegona Communications	167,694	3,997,720

Consumer Discretionary — 1.5%
Berkeley Group Holdings	106,373	4,624,935
Compass Group	151,647	4,285,092
InterContinental Hotels Group	47,599	6,805,760
SSP Group	6,788,216	14,668,227
WH Smith	676,187	4,743,432
		35,127,446
Consumer Staples — 1.2%
Diageo	712,562	14,387,380
Unilever	222,511	12,957,566
		27,344,946
Energy — 0.4%
BP	1,209,037	9,557,128
Shell (EUR)	1,553	70,083
Shell (GBP)	1,668	75,732
		9,702,943
Financials — 3.4%
3i Group	620,021	21,532,727
Barclays	3,696,549	21,697,570
Lloyds Banking Group	10,402,930	14,120,926
NatWest Group	1,822,772	14,517,835
Standard Chartered	334,642	8,509,661
		80,378,719
Health Care — 0.6%
Smith & Nephew	907,824	14,027,823

Industrials — 1.5%
Balfour Beatty	370,425	4,110,328
IMI	97,717	3,716,639
RELX (EUR)	468,069	17,129,109
Smiths Group	185,349	6,390,332
Weir Group	84,550	3,060,251
		34,406,659
Information Technology — 0.5%
Halma	79,231	4,761,259
Sage Group	670,466	7,985,205
		12,746,464
Materials — 0.7%
Linde	33,433	16,754,614
Rio Tinto	535	53,818
		16,808,432

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Real Estate — 0.3%
Segro ‡	816,337	$7,721,500

Utilities — 1.0%
National Grid	1,085,047	19,395,759
SSE	115,781	4,139,659
		23,535,418
		265,798,070
UNITED STATES — 1.6%
Consumer Discretionary — 0.6%
Carnival	528,525	14,011,198

Industrials — 0.9%
Ferguson Enterprises	76,285	20,422,257

Materials — 0.1%
Anglogold Ashanti	31,933	2,959,957

		37,393,412
Total Common Stock
(Cost $1,644,290,190)		2,264,462,102

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty Empreendimentos e Participacoes*(C)	16,442	70,818

Industrials — 0.0%
Localiza Rent a Car(C)	14,049	124,463
		195,281
Total Preferred Stock
(Cost $174,398)		195,281

SHORT-TERM INVESTMENT — 1.9%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (D)
(Cost $45,628,749)	45,628,749	$45,628,749
Total Short-Term Investment
(Cost $45,628,749)		45,628,749
Total Investments in Securities— 97.8%
(Cost $1,690,093,337)		$2,310,286,132

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

April 30, 2026 (Unaudited)

Percentages are based on Net Assets of $2,362,084,915.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $43,659,768.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	There is currently no rate available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $45,628,749.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$–	$4,434,187	$–		$4,434,187
Austria	–	11,257,423	–		11,257,423
Belgium	–	16,048,521	–		16,048,521
Bermuda	20,634,504	–	–		20,634,504
Brazil	45,131,787	–	–		45,131,787
Canada	94,913,768	–	–		94,913,768
Chile	862,456	–	–		862,456
China	24,021,737	104,311,803	–	#	128,333,540
Columbia	854,830	–	–		854,830
Denmark	3,971,485	1,904,621	–		5,876,106
France	–	199,015,501	–		199,015,501
Germany	–	225,070,285	–		225,070,285
Greece	–	11,453,964	–		11,453,964
Hong Kong	–	26,285,418	–		26,285,418
Hungary	–	2,208,123	–		2,208,123
India	21,531,314	39,704,918	2,189,634		63,425,866
Indonesia	881,591	4,694,967	–		5,576,558
Ireland	39,746,234	30,863,527	–		70,609,761
Israel	9,712,334	–	–		9,712,334
Italy	–	38,763,044	–		38,763,044
Japan	–	202,463,687	–		202,463,687
Jersey	2,137,892	–	–		2,137,892
Malaysia	700,164	2,770,686	–		3,470,850
Mexico	8,973,575	–	–		8,973,575
Netherlands	36,491,933	116,478,004	–		152,969,937
New Zealand	–	2,549,964	–		2,549,964
Poland	–	4,883,830	–		4,883,830
Qatar	–	874,918	–		874,918
Russia	–	–	–	#	–
Saudi Arabia	–	2,743,611	–		2,743,611
Investments in Securities	Level 1	Level 2	Level 3	Total
Singapore	$76,615,404	$20,142,683	$–	$96,758,087
South Africa	–	9,454,257	–	9,454,257
South Korea	–	148,886,176	–	148,886,176
Spain	–	7,091,018	–	7,091,018
Sweden	25,628,398	30,900,267	–	56,528,665
Switzerland	–	49,614,958	–	49,614,958
Taiwan	60,459,813	158,197,335	–	218,657,148
Thailand	–	2,849,036	–	2,849,036
Türkiye	878,249	6,472,707	–	7,350,956
United Arab Emirates	341,772	2,202,307	–	2,544,079
United Kingdom	16,754,614	249,043,456	–	265,798,070
United States	34,433,455	2,959,957	–	37,393,412
Total Common Stock	525,677,309	1,736,595,159	2,189,634	2,264,462,102

Preferred Stock
Brazil	–	195,281	–	195,281
Total Preferred Stock	–	195,281	–	195,281
Short-Term Investment	45,628,749	–	–	45,628,749
Total Investments in Securities	$571,306,058	$1,736,790,440	$2,189,634	$2,310,286,132

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.3%
	Shares	Value
AUSTRALIA — 4.2%
Consumer Staples — 0.1%
Inghams Group	93,796	$127,847

Energy — 0.1%
Beach Energy	82,686	70,139

Financials — 0.5%
Helia Group	16,861	65,525
Steadfast Group	169,309	520,042
		585,567
Health Care — 0.4%
Ansell	23,091	442,345
Regis Healthcare	14,682	69,984
		512,329
Industrials — 0.8%
Emeco Holdings *	105,260	85,954
Mader Group	7,063	38,186
Monadelphous Group	33,843	686,418
Service Stream	60,900	85,740
Ventia Services Group Pty	17,849	68,617
Virgin Australia Holdings *	33,619	52,450
		1,017,365
Information Technology — 0.3%
Bravura Solutions	54,754	84,487
IRESS	14,491	71,238
Technology One	11,274	231,984
		387,709
Materials — 2.0%
Catalyst Metals *	32,187	123,221
Hillgrove Resources *	1,146,098	32,960
Metals X *	306,699	309,990
Ora Banda Mining *	50,993	49,785
Orora	134,497	128,228
Perenti	359,093	485,352
Perseus Mining	198,677	795,128
Ramelius Resources	91,499	226,782
Regis Resources	9,969	51,045
Sandfire Resources *	6,375	76,913
Vault Minerals	23,072	76,867
West African Resources *	19,401	42,185
Westgold Resources	11,005	43,642
		2,442,098
		5,143,054
AUSTRIA — 1.3%
Financials — 0.9%
BAWAG Group	3,474	594,620
COMMON STOCK — continued
	Shares	Value
AUSTRIA — continued
Financials— continued
Vienna Insurance Group Wiener Versicherung Gruppe	6,957	$523,562
		1,118,182
Industrials — 0.4%
Frequentis	842	72,573
Palfinger	3,623	149,010
Porr Ag	4,284	196,358
		417,941
		1,536,123
BELGIUM — 1.0%
Industrials — 0.6%
Ackermans & van Haaren	568	187,238
Azelis Group	14,278	189,079
Deme Group	1,536	350,329
		726,646
Materials — 0.4%
Titan	8,775	471,436

		1,198,082
BERMUDA — 0.6%
Financials — 0.6%
Lancashire Holdings	96,132	749,763

BRAZIL — 0.5%
Industrials — 0.1%
Marcopolo	73,810	94,366

Utilities — 0.4%
Cia De Sanena Do Parana	56,500	465,957

		560,323
CANADA — 7.2%
Communication Services — 0.3%
Cogeco	1,644	76,251
Quebecor, Cl B	7,532	316,421
		392,672
Consumer Discretionary — 0.8%
Aritzia *	5,825	613,570
BRP	650	36,299
Linamar	4,498	300,362
		950,231
Energy — 2.0%
Freehold Royalties	28,600	378,013
Parex Resources	20,290	426,640
PHX Energy Services	4,509	40,780
PrairieSky Royalty	56,800	1,431,789

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Energy— continued
Precision Drilling *	1,072	$99,789
Total Energy Services	6,546	113,116
		2,490,127
Financials — 0.5%
AGF Management, Cl B	3,434	40,872
Onex	7,100	597,013
		637,885
Health Care — 0.6%
Extendicare, Cl Trust Units	33,509	738,079

Industrials — 0.6%
Finning International	8,063	589,308
MDA Space *	3,617	110,389
		699,697
Information Technology — 0.0%
Docebo *	3,262	62,240

Materials — 1.9%
Andean Precious Metals *	10,932	50,198
B2Gold	32,964	148,703
Capstone Copper *	12,793	106,397
Cascades	23,881	188,788
First Majestic Silver	4,230	83,164
Fortuna Mining *	15,585	149,999
Hudbay Minerals	14,215	328,143
IAMGOLD *	6,663	111,907
K92 Mining *	2,583	47,367
Major Drilling Group International, Cl Common Subs. Receipt *	25,500	293,575
OceanaGold	9,166	283,243
Orla Mining	2,792	36,513
Rio2, Cl Common Subs. Receipt *	34,000	64,448
Silvercorp Metals	7,188	86,239
Torex Gold Resources	5,380	221,113
Wesdome Gold Mines *	5,200	92,225
		2,292,022
Real Estate — 0.5%
Colliers International Group	1,920	200,309
Primaris REIT ‡	25,658	355,717
		556,026
		8,818,979
CHINA — 1.3%
Communication Services — 0.2%
Newborn Town *	160,000	188,641
XD	8,800	70,751
		259,392
COMMON STOCK — continued
	Shares	Value
CHINA — continued
Consumer Discretionary — 0.5%
Atour Lifestyle Holdings ADR	4,542	$173,686
Chervon Holdings	74,900	155,465
JNBY Design	81,000	221,260
		550,411
Consumer Staples — 0.0%
Shanghai Chicmax Cosmetic, Cl H	5,500	32,998

Financials — 0.2%
Bairong, Cl B *	72,500	65,115
FinVolution Group ADR	20,303	100,703
		165,818
Health Care — 0.0%
Biocytogen Pharmaceuticals Beijing, Cl H *	6,500	43,478

Industrials — 0.1%
Jiangxi Guoke Military Industry Group, Cl A	4,400	40,983
Lonking Holdings	214,000	91,084
		132,067
Materials — 0.2%
Fufeng Group	318,000	266,604

Real Estate — 0.1%
Greentown Service Group	130,000	76,163
Onewo, Cl H	33,800	73,175
		149,338
		1,600,106
COLOMBIA — 0.1%
Materials — 0.1%
Grupo Argos	8,438	36,727
Mineros	19,232	72,054
		108,781
		108,781
DENMARK — 1.0%
Financials — 0.0%
Jyske Bank	389	54,129

Health Care — 0.6%
ALK-Abello	17,930	671,269

Industrials — 0.4%
Cadeler *	17,666	121,166
D/S Norden	2,467	116,685

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Industrials— continued
Per Aarsleff Holding	2,233	$259,944
		497,795
		1,223,193
FINLAND — 0.8%
Consumer Discretionary — 0.1%
Puuilo	3,836	58,497

Industrials — 0.5%
Metso	37,679	650,546

Materials — 0.2%
Huhtamaki	8,030	256,858

		965,901
FRANCE — 2.0%
Consumer Discretionary — 0.2%
Elior Group	36,712	113,902
Valeo	13,853	174,283
		288,185
Energy — 0.9%
Gaztransport Et Technigaz	1,970	479,044
Technip Energies	12,432	587,826
		1,066,870
Financials — 0.1%
Pluxee	6,544	92,940

Industrials — 0.2%
Elis	9,549	294,915

Information Technology — 0.1%
Vusion	444	63,299

Real Estate — 0.1%
Carmila, Strike Price 866859 ‡	6,889	137,525

Utilities — 0.4%
Rubis SCA	11,408	469,934

		2,413,668
GERMANY — 2.6%
Communication Services — 0.5%
CTS Eventim & KGaA	8,898	587,000

Consumer Discretionary — 0.1%
HUGO BOSS	1,053	44,631
TUI	13,099	97,430
		142,061
COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Energy — 0.1%
Friedrich Vorwerk Group	895	$76,732

Industrials — 0.1%
Cewe Stiftung & KGAA	383	42,417
KION Group	820	42,775
		85,192
Information Technology — 1.2%
Adesso	583	39,871
AIXTRON	6,458	356,647
Atoss Software	3,618	336,132
Bechtle	16,453	559,680
Innoscripta	464	36,853
IONOS Group *	6,895	212,130
		1,541,313
Real Estate — 0.6%
TAG Immobilien	45,379	790,956

		3,223,254
GREECE — 0.1%
Industrials — 0.1%
Global Ship Lease, Cl A	2,370	95,748

HONG KONG — 1.1%
Consumer Discretionary — 0.1%
TCL Electronics Holdings	40,000	77,286

Consumer Staples — 0.2%
China Foods	498,000	236,258
First Pacific	88,000	61,735
		297,993
Financials — 0.6%
Bank of East Asia	246,200	430,747
Dah Sing Banking Group	60,400	97,192
Dah Sing Financial Holdings	48,000	252,569
		780,508
Materials — 0.1%
Lee & Man Paper Manufacturing	338,000	146,217

Real Estate — 0.1%
China Overseas Property Holdings	115,000	58,562

		1,360,566

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.6%
Communication Services — 0.6%
Magyar Telekom Telecommunications ADR	90,450	$715,378

INDIA — 3.1%
Communication Services — 0.1%
Tips Music	18,637	128,098

Consumer Discretionary — 0.0%
Sansera Engineering	2,309	61,616

Consumer Staples — 0.2%
Avanti Feeds	13,011	191,515

Financials — 0.7%
Karur Vysya Bank	71,662	222,471
LIC Housing Finance	13,969	82,073
Multi Commodity Exchange of India	10,676	336,358
South Indian Bank	576,908	241,029
		881,931
Health Care — 0.9%
Acutaas Chemicals	7,083	194,711
Ajanta Pharma	6,286	187,509
Indegene	26,511	140,257
Sai Life Sciences *	49,091	555,006
		1,077,483
Industrials — 0.7%
Dcx Systems *	21,411	45,743
eClerx Services	8,280	125,319
Force Motors	1,435	302,793
Nava	60,176	421,252
		895,107
Information Technology — 0.0%
Premier Energies	3,827	41,287

Materials — 0.3%
Godawari Power and Ispat	60,287	189,301
Gulf Oil Lubricants India	4,381	45,628
National Aluminium	27,216	115,154
		350,083
Real Estate — 0.1%
Mindspace Business Parks REIT ‡	14,034	69,181
COMMON STOCK — continued
	Shares	Value
INDIA — continued
Utilities — 0.1%
PTC India	36,375	$80,096

		3,776,397
INDONESIA — 0.6%
Consumer Staples — 0.4%
Dharma Satya Nusantara	651,600	66,200
Indofood Sukses Makmur	29,100	11,348
Japfa Comfeed Indonesia	881,500	126,292
Perusahaan Perkebunan London Sumatra Indonesia	1,064,100	106,041
Triputra Agro Persada	1,157,100	140,356
		450,237
Energy — 0.1%
Adaro Andalan Indonesia	172,600	115,665
Elnusa	1,529,500	70,004
		185,669
Materials — 0.1%
Aneka Tambang	485,900	105,447

Real Estate — 0.0%
Kawasan Industri Jababeka	4,026,500	41,870

		783,223
ISRAEL — 0.9%
Consumer Discretionary — 0.1%
Global-e Online, Cl E *	3,529	110,705

Energy — 0.0%
Delek Group	156	53,535

Financials — 0.1%
Harel Insurance Investments & Financial Services	1,951	120,630

Industrials — 0.1%
El Al Israel Airlines	32,784	147,148

Information Technology — 0.6%
Camtek *	650	124,748
Ituran Location and Control	9,410	542,016
		666,764
		1,098,782
ITALY — 3.3%
Consumer Discretionary — 0.6%
De' Longhi	17,610	684,436
OVS	18,601	110,641
		795,077

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Consumer Staples — 0.1%
NewPrinces *	7,531	$149,092

Energy — 0.1%
Saipem	12,525	67,826

Financials — 0.5%
Azimut Holding	13,264	562,966
Credito Emiliano	2,190	38,791
		601,757
Industrials — 0.8%
Interpump Group	20,123	847,913
Maire	3,504	64,766
TREVI - Finanziaria Industriale *(A)	286,720	104,364
		1,017,043
Information Technology — 0.3%
Reply	510	56,517
Sesa	818	82,782
Technoprobe *	12,887	279,549
		418,848
Materials — 0.9%
Buzzi	19,058	1,042,962

		4,092,605
JAPAN — 23.8%
Communication Services — 0.2%
DeNA	3,600	58,687
Dentsu Group *	3,900	73,974
NexTone	9,100	85,824
Toei	1,400	51,575
		270,060
Consumer Discretionary — 3.3%
Aucnet	5,400	41,536
Chiyoda Co.	5,300	32,765
Doutor Nichires Holdings	5,900	104,124
Foster Electric	15,700	298,694
Greens	4,400	64,942
Happinet	10,200	174,366
Joshin Denki	3,700	68,669
JTEKT	15,200	185,466
Mazda Motor	19,500	125,400
McDonald's Holdings Japan	8,800	455,991
Mitsubishi Motors	62,100	121,168
Noritsu Koki	9,100	121,023
Open House Group	3,100	182,272
PIA	3,700	82,525
Round One	6,700	36,356
Shimamura	29,400	614,247
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Consumer Discretionary— continued
Stanley Electric	37,000	$721,433
Tay Two	10,900	9,710
Tosho	12,900	68,676
Toyoda Gosei	7,400	218,142
Toyota Boshoku	5,200	73,502
Workman	4,700	213,842
		4,014,849
Consumer Staples — 1.7%
Chubu Shiryo	18,100	194,484
Earth	1,500	43,847
Ezaki Glico	5,700	205,993
H2O Retailing	7,200	105,547
Kameda Seika	7,800	71,014
Lion	27,800	271,687
Megmilk Snow Brand	2,500	50,187
San-A, Cl A	30,700	644,031
Showa Sangyo	15,900	311,424
UMIOS	18,600	157,118
Valor Holdings	1,700	40,018
		2,095,350
Energy — 0.0%
Itochu Enex	3,600	43,764

Financials — 2.7%
Credit Saison	5,800	160,500
Hachijuni Nagano Bank	44,100	596,910
Hyakugo Bank	20,200	229,644
Juroku Financial Group	10,500	137,823
Kyoto Financial Group	15,100	416,982
Shizuoka Financial Group	33,000	578,781
Tokyo Century	14,000	192,132
Tokyo Kiraboshi Financial Group	2,700	200,743
TOMONY Holdings	23,800	134,268
Traders Holdings	12,100	80,735
Yamaguchi Financial Group	7,100	121,882
Zenkoku Hosho	23,400	470,644
		3,321,044
Health Care — 0.2%
Kidswell Bio *	49,300	69,284
Seed	28,300	96,461
Tokai	3,200	53,664
		219,409
Industrials — 7.4%
ALSOK	53,600	405,034
ARCHION *(A)	15,700	30,357
Daihen	900	88,955
Daiseki	22,600	604,631
Glory	38,800	986,018

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Industrials— continued
Hamakyorex	5,900	$64,661
Hitachi Construction Machinery	3,400	118,897
Hoshizaki	20,700	672,407
Ichiken	3,700	65,804
Japan Elevator Service Holdings	36,500	368,919
Kamigumi	16,100	531,602
Kanamoto	11,200	329,835
Luckland	5,300	48,486
Mabuchi Motor	13,700	128,814
MEITEC Group Holdings	40,300	806,346
MISUMI Group	40,500	931,358
Nankai Electric Railway	8,700	164,787
NGK Insulators	15,200	480,780
Nishi-Nippon Railroad	17,700	323,921
NSK	19,400	157,423
NTN	30,600	74,631
Sanko Gosei	16,800	92,887
Sato Holdings	17,300	229,791
Sumitomo Warehouse	10,200	245,572
Taikisha	27,100	601,363
TOTO	2,600	91,246
TRE Holdings	5,600	57,279
World Holdings	2,300	37,671
YAMABIKO	10,900	271,190
		9,010,665
Information Technology — 4.2%
Alps Alpine	11,100	166,410
Anritsu	30,900	808,099
Change Holdings	8,500	49,041
Cybozu	16,600	221,017
DTS	115,300	750,678
Ferrotec Holdings	3,700	178,212
Horiba	6,800	945,905
Japan Material	15,400	177,138
Maruwa	1,800	849,519
Oki Electric Industry	16,400	354,451
Siix	24,900	203,881
SUMCO	4,300	68,539
Sumida	6,100	52,185
Wacom	60,400	277,738
		5,102,813
Materials — 2.2%
Aica Kogyo	10,900	243,821
Artience	3,900	97,184
Fuji Seal International	27,500	434,170
Kobe Steel	8,600	105,885
Konoshima Chemical	3,300	38,402
Lintec	4,100	132,552
Mitsui Chemicals	10,100	123,093
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Materials— continued
MORESCO	9,500	$104,265
Nihon Parkerizing	43,000	395,059
Nippon Chemical Industrial	2,000	43,047
Nippon Kayaku	16,000	177,281
Nippon Light Metal Holdings	17,500	320,198
Nippon Paper Industries	32,100	269,093
Oat Agrio	4,100	70,538
Sakata INX	4,500	67,103
Sekisui Kasei	17,100	49,535
		2,671,226
Real Estate — 1.7%
Global One Real Estate Investment ‡	586	457,218
Kasumigaseki Capital	1,700	70,592
KDX Realty Investment ‡	106	110,612
Leopalace21	39,100	162,767
NIPPON REIT Investment ‡	152	86,939
Orix JREIT ‡	1,239	784,332
Sekisui House Reit ‡	738	401,110
		2,073,570
Utilities — 0.2%
Hokkaido Gas	31,300	165,176
RENOVA *	8,800	63,020
		228,196
		29,050,946
LUXEMBOURG — 0.3%
Energy — 0.3%
d'Amico International Shipping	28,649	268,853
Subsea 7	4,116	147,670
		416,523
		416,523
MALAYSIA — 0.8%
Materials — 0.1%
Malayan Cement	50,500	88,373

Real Estate — 0.7%
Eco World Development Group	232,300	120,797
Mah Sing Group	139,200	38,711
Sunway Real Estate Investment Trust ‡	1,088,500	674,435
		833,943
		922,316
MEXICO — 0.2%
Financials — 0.2%
Gentera	88,300	230,179

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 1.3%
Consumer Discretionary — 0.2%
Basic-Fit *	7,754	$260,360

Industrials — 1.1%
Aalberts	16,706	634,279
Arcadis	13,595	581,943
Koninklijke Heijmans NorthV	673	68,057
Signify	2,095	47,624
		1,331,903
		1,592,263
NORWAY — 1.9%
Energy — 0.2%
Sea1 offshore	25,422	81,300
Solstad Offshore	12,001	84,757
		166,057
Financials — 0.7%
SpareBank 1 SMN	40,136	892,237

Industrials — 0.3%
Hoegh Autoliners	16,066	228,833
Wallenius Wilhelmsen, Cl B	10,745	137,688
		366,521
Information Technology — 0.6%
Atea	40,170	674,937
Kitron	6,015	64,661
		739,598
Materials — 0.1%
Elopak	39,104	150,277

		2,314,690
PHILIPPINES — 0.3%
Real Estate — 0.3%
AREIT ‡	359,400	230,928
Robinsons Land	406,700	114,960
		345,888
		345,888
PORTUGAL — 0.4%
Consumer Staples — 0.4%
Sonae SGPS	224,999	514,917

SAUDI ARABIA — 0.5%
Consumer Staples — 0.0%
Al Majed for Oud	958	37,508

Industrials — 0.5%
Al Babtain Power & Telecommunication	20,025	356,350
COMMON STOCK — continued
	Shares	Value
SAUDI ARABIA — continued
Industrials— continued
Electrical Industries	38,876	$188,833
		545,183
		582,691
SINGAPORE — 0.9%
Real Estate — 0.9%
Centurion	74,100	95,533
Digital Core REIT Management Pte ‡	657,400	339,444
UOL Group	73,900	617,862
		1,052,839
		1,052,839
SOUTH AFRICA — 0.6%
Communication Services — 0.1%
Telkom SOC	14,134	50,917

Consumer Staples — 0.2%
AVI	37,726	225,226

Materials — 0.1%
Omnia Holdings	22,444	129,665

Real Estate — 0.2%
Redefine Properties ‡	775,800	294,870

		700,678
SOUTH KOREA — 2.8%
Communication Services — 0.1%
NC	735	135,703

Consumer Discretionary — 0.3%
Kumho Tire *	33,403	132,032
LF	6,974	117,035
Youngone	2,213	124,084
		373,151
Financials — 0.5%
JB Financial Group	13,530	250,372
KIWOOM Securities	864	235,570
Seoul Guarantee Insurance	2,750	88,911
		574,853
Health Care — 0.1%
Seegene	8,175	135,972

Industrials — 1.0%
HD Construction Equipment	2,194	275,643
HD-Hyundai Marine Engine *	590	42,383
Korea Electric Terminal	4,467	276,427

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Industrials— continued
S-1, Cl 1	11,096	$646,330
		1,240,783
Information Technology — 0.3%
Cafe24 *	2,484	42,457
IsuPetasys	1,126	116,896
LG Innotek	421	164,592
		323,945
Materials — 0.5%
Han Kuk Carbon	4,511	151,382
Hansol Chemical	764	149,493
KCC	538	204,052
Unid	1,365	87,631
		592,558
		3,376,965
SPAIN — 1.7%
Consumer Discretionary — 0.0%
Gestamp Automocion	20,358	77,117

Consumer Staples — 1.2%
Distribuidora Internacional de Alimentacion *	3,808	175,767
Viscofan	17,953	1,264,696
		1,440,463
Financials — 0.2%
Linea Directa Aseguradora Cia de Seguros y Reaseguros	188,241	262,771

Materials — 0.3%
Vidrala	3,759	338,928

		2,119,279
SWEDEN — 3.6%
Communication Services — 0.1%
Hemnet Group	5,759	74,502

Consumer Discretionary — 0.2%
AcadeMedia	3,628	38,743
Clas Ohlson, Cl B	5,549	238,948
Nobia *	149,762	27,907
		305,598
Consumer Staples — 0.5%
AAK (A)	22,705	649,944

Financials — 0.1%
Hoist Finance	4,274	65,871
COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Health Care — 1.1%
Ambea	19,589	$296,633
Asker Healthcare Group *	38,067	312,581
Attendo	38,693	446,732
Camurus *	2,596	150,083
Medcap *	2,308	119,692
		1,325,721
Industrials — 0.9%
Beijer Ref, Cl B (A)	35,624	503,664
Loomis, Cl B	4,967	230,833
NCC AB, Cl B	6,928	149,766
Peab, Cl B	28,192	273,329
		1,157,592
Information Technology — 0.0%
HMS Networks	692	40,247

Materials — 0.5%
Hexpol	73,802	601,263

Real Estate — 0.2%
Corem Property Group, Cl B	356,162	123,387
Platzer Fastigheter Holding, Cl B	10,604	79,178
		202,565
		4,423,303
SWITZERLAND — 2.5%
Financials — 0.4%
EFG International	5,450	117,156
Vontobel Holding	5,027	426,043
		543,199
Health Care — 0.1%
Dottikon Es Holding *	255	111,691

Industrials — 1.6%
Accelleron Industries	4,771	510,707
Bossard Holding	2,891	590,369
Bucher Industries	493	195,593
Montana Aerospace *	14,933	392,279
SFS Group	1,858	282,822
		1,971,770
Information Technology — 0.2%
Temenos	2,687	254,616

Real Estate — 0.2%
International Workplace Group	68,520	172,251
Intershop Holding	181	39,253
		211,504
		3,092,780

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 4.3%
Consumer Discretionary — 0.1%
Depo Auto Parts Industries	30,000	$118,856

Industrials — 0.4%
AcBel Polytech	36,000	54,803
Advanced Energy Solution Holding	2,000	71,668
Sincere Navigation	80,000	88,230
Sunonwealth Electric Machine Industry	9,000	41,700
United Integrated Services	7,000	213,558
		469,959
Information Technology — 3.2%
Airoha Technology	8,000	140,333
Arcadyan Technology	31,000	156,970
ASROCK	26,000	196,877
Chenbro Micom	5,000	181,720
Compeq Manufacturing	65,000	506,866
Elan Microelectronics	13,000	56,419
Genius Electronic Optical	5,000	81,229
Holtek Semiconductor *	26,000	44,746
ITE Technology	20,000	79,060
Kinsus Interconnect Technology	5,000	84,942
LandMark Optoelectronics	1,000	86,743
Macronix International *	34,000	169,929
MPI	3,000	481,691
Nanya Technology *	21,000	148,667
Phison Electronics	1,000	62,576
Pixart Imaging	27,000	180,351
Posiflex Technology	9,000	52,798
Powertech Technology	6,000	39,351
Sigurd Microelectronics	13,000	75,008
Sitronix Technology	18,000	131,990
Synnex Technology International	24,000	62,915
Thinking Electronic Industrial	43,000	240,162
Tripod Technology	5,000	72,036
Visual Photonics Epitaxy	20,000	222,812
Winbond Electronics	82,000	241,920
WNC	9,000	61,962
		3,860,073
Materials — 0.6%
Eternal Materials	240,000	604,335
Shiny Chemical Industrial	16,000	85,021
		689,356
Real Estate — 0.0%
Sakura Development	48,000	62,125

		5,200,369
COMMON STOCK — continued
	Shares	Value
THAILAND — 0.7%
Energy — 0.3%
Bangchak NVDR	116,600	$127,877
IRPC NVDR	4,358,900	284,675
		412,552
Industrials — 0.2%
Regional Container Lines	288,200	271,866

Materials — 0.1%
TOA Paint Thailand	214,600	85,583

Real Estate — 0.0%
WHA NVDR	336,500	46,404

Utilities — 0.1%
Rojana Industrial Park	551,300	79,150

		895,555
TÜRKIYE — 0.3%
Financials — 0.0%
Turkiye Sinai Kalkinma Bankasi	198,282	50,943

Industrials — 0.0%
Ral Yatirim Holding *	6,806	50,570

Real Estate — 0.3%
Reysas Gayrimenkul Yatirim Ortakligi *‡	494,055	331,303

		432,816
UNITED KINGDOM — 7.0%
Communication Services — 0.3%
4imprint Group	6,242	309,017

Consumer Discretionary — 1.4%
Currys	232,031	393,171
Domino's Pizza Group	178,871	471,289
Dunelm Group	6,940	70,916
Games Workshop Group	2,717	719,612
		1,654,988
Consumer Staples — 0.8%
Cranswick	617	45,104
Nomad Foods	58,189	565,597
Premier Foods	154,612	413,841
		1,024,542
Financials — 1.8%
Aberdeen Group	19,358	54,631
AJ Bell	59,866	423,012
Beazley	11,879	206,042

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Financials— continued
CMC Markets	20,281	$101,803
Foresight Group Holdings	93,453	508,587
Man Group	30,734	106,048
OSB Group	23,267	167,026
Paragon Banking Group	54,280	552,079
Saga *	14,777	118,269
		2,237,497
Health Care — 0.2%
Convatec Group	100,952	289,107

Industrials — 2.1%
Balfour Beatty	12,068	133,909
Diploma	6,934	655,310
easyJet	34,679	165,753
Howden Joinery Group	31,623	333,165
IMI	28,808	1,095,704
Johnson Service Group	40,272	70,263
Stolt-Nielsen	3,628	117,780
		2,571,884
Materials — 0.4%
Capital	74,170	115,399
Elementis	187,556	377,192
		492,591
		8,579,626
UNITED STATES — 1.1%
Consumer Discretionary — 0.3%
Carnival ADR	13,330	352,579

Consumer Staples — 0.4%
Primo Brands, Cl A	20,639	420,623

Industrials — 0.4%
Cirrus Aircraft	14,800	72,387
Reliance Worldwide	197,549	467,832
		540,219
		1,313,421
Total Common Stock
(Cost $85,409,262)		106,621,970

EXCHANGE-TRADED FUNDS — 4.6%

INTERNATIONAL — 3.9%
iShares Core MSCI Emerging Markets ETF	13,720	1,076,883
EXCHANGE-TRADED FUNDS — continued
	Shares	Value
INTERNATIONAL — continued
iShares MSCI Canada ETF	6,948	$407,153
iShares MSCI EAFE Small-Capital ETF	39,236	3,279,737
		4,763,773
UNITED STATES — 0.7%
VanEck Junior Gold Miners ETF	7,173	834,507

Total Exchange-Traded Funds
(Cost $5,000,333)		5,598,280

PREFERRED STOCK — 0.4%

BRAZIL — 0.4%
Utilities — 0.4%
Cia De Sanena Do Parana(B)	342,700	544,754
Total Preferred Stock
(Cost $488,838)		544,754

SHORT-TERM INVESTMENT — 0.8%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.570%, (C)
(Cost $971,429)	971,429	$971,429
Total Short-Term Investment
(Cost $971,429)		971,429
Total Investments in Securities— 93.1%
(Cost $91,869,862)		$113,736,433

Percentages are based on Net Assets of $122,170,032.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	19	Jun-2026	$1,397,280	$1,401,250	$3,970
MSCI EAFE Index	25	Jun-2026	3,588,868	3,807,625	218,757
MSCI Emerging Markets Index	22	Jun-2026	1,608,904	1,797,620	188,716
Russell 2000 Index E-Mini	1	Jun-2026	122,262	140,390	18,128
S&P TSX 60 Index	5	Jun-2026	1,390,562	1,457,792	67,230
			$8,107,876	$8,604,677	$496,801

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $923,208.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2026, was $971,429.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Pty — Proprietary
REIT — Real Estate investment Trust
S&P— Standard & Poor's
Ser — Series
TSX — Toronto Stock Exchange

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

April 30, 2026 (Unaudited)

The following is a summary of the inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at market value:

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$193,580	$4,949,474	$–	$5,143,054
Austria	–	1,536,123	–	1,536,123
Belgium	–	1,198,082	–	1,198,082
Bermuda	–	749,763	–	749,763
Brazil	560,323	–	–	560,323
Canada	8,818,979	–	–	8,818,979
China	547,313	1,052,793	–	1,600,106
Colombia	108,781	–	–	108,781
Denmark	–	1,223,193	–	1,223,193
Finland	58,497	907,404	–	965,901
France	–	2,413,668	–	2,413,668
Germany	376,003	2,847,251	–	3,223,254
Greece	95,748	–	–	95,748
Hong Kong	252,569	1,107,997	–	1,360,566
Hungary	–	715,378	–	715,378
India	–	3,776,397	–	3,776,397
Indonesia	401,216	382,007	–	783,223
Israel	777,469	321,313	–	1,098,782
Italy	–	4,092,605	–	4,092,605
Japan	1,894,637	27,156,309	–	29,050,946
Luxembourg	268,853	147,670	–	416,523
Malaysia	88,373	833,943	–	922,316
Mexico	230,179	–	–	230,179
Netherlands	–	1,592,263	–	1,592,263
Norway	1,356,104	958,586	–	2,314,690
Philippines	230,928	114,960	–	345,888
Portugal	–	514,917	–	514,917
Saudi Arabia	–	582,691	–	582,691
Singapore	–	1,052,839	–	1,052,839
South Africa	354,891	345,787	–	700,678
South Korea	–	3,376,965	–	3,376,965
Spain	262,771	1,856,508	–	2,119,279
Sweden	683,180	3,740,123	–	4,423,303
Switzerland	39,253	3,053,527	–	3,092,780
Taiwan	–	5,200,369	–	5,200,369
Thailand	207,027	688,528	–	895,555
Türkiye	331,303	101,513	–	432,816
United Kingdom	3,713,291	4,866,335	–	8,579,626
United States	773,202	540,219	–	1,313,421
Total Common Stock	22,624,470	83,997,500	–	106,621,970
Exchange-Traded Funds	5,598,280	–	–	5,598,280
Preferred Stock
Brazil	544,754	–	–	544,754
Total Preferred Stock	544,754	–	–	544,754
Short-Term Investment	971,429	–	–	971,429
Total Investments in Securities	$29,738,933	$83,997,500	$–	$113,736,433

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$496,801	$–	$–	$496,801
Total Other Financial Instruments	$496,801	$–	$–	$496,801

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.6%
	Shares	Value
EQUITY — 35.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,826,426	$42,961,675
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	1,027,327	13,231,967
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	795,899	9,152,837
		65,346,479
FIXED INCOME — 52.4%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	5,651,545	47,868,589
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	2,575,561	23,978,472
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	2,470,306	23,863,159
		95,710,220
INTERNATIONAL — 11.5%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,415,600	16,831,478
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	356,152	4,256,020
		21,087,498
Total Open-End Mutual Funds
(Cost $152,753,251)		182,144,197
Total Investments in Securities— 99.6%
(Cost $152,753,251)		$182,144,197

Percentages are based on Net Assets of $182,793,648.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

April 30, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended April 30, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$32,597,512	$9,987,253	$(1,606,757)	$1,450,895	$532,772	$42,961,675	$248,805	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	10,006,515	3,373,358	(368,870)	196,165	24,798	13,231,966	17,988	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	6,294,094	2,163,041	(372,581)	909,601	158,682	9,152,837	155,509	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	38,009,174	11,935,200	(1,307,127)	(619,720)	(148,937)	47,868,590	956,497	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	18,800,104	5,978,585	(653,564)	(142,294)	(4,359)	23,978,472	489,233	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	18,750,510	5,954,123	(653,564)	(164,520)	(23,390)	23,863,159	464,772	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	12,610,378	4,146,865	(208,786)	505,451	(222,430)	16,831,478	117,223	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	3,071,339	1,203,636	(313,932)	90,051	204,926	4,256,020	98,394	—
Totals:	$140,139,626	$44,742,061	$(5,485,181)	$2,225,629	$522,062	$182,144,197	$2,548,421	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 47.1%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	16,984,870	$258,170,028
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	31,263,499	402,673,866
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	9,532,007	109,618,086
		770,461,980
FIXED INCOME — 37.5%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	36,326,741	307,687,496
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	16,518,002	153,782,597
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	15,832,305	152,940,066
		614,410,159
INTERNATIONAL — 15.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	16,861,002	200,477,309
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	4,242,460	50,697,394
		251,174,703
Total Open-End Mutual Funds
(Cost $1,258,456,054)		1,636,046,842
Total Investments in Securities— 99.9%
(Cost $1,258,456,054)		$1,636,046,842

Percentages are based on Net Assets of $1,637,083,222.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

April 30, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended April 30, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$239,736,140	$16,722,344	$(9,719,753)	$6,875,844	$4,555,453	$258,170,028	$1,620,774	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	374,275,413	34,980,897	(10,304,501)	2,670,372	1,051,685	402,673,866	595,581	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	91,680,456	8,636,912	(4,537,147)	11,553,998	2,283,867	109,618,086	2,078,616	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	301,540,626	18,849,704	(7,973,524)	(3,492,045)	(1,237,264)	307,687,497	6,599,430	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	149,118,757	9,493,250	(3,986,762)	(665,457)	(177,191)	153,782,597	3,368,112	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	148,717,458	9,325,541	(3,986,762)	(964,566)	(151,605)	152,940,066	3,200,404	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	183,382,543	14,851,720	(1,494,242)	6,739,170	(3,001,883)	200,477,308	1,549,593	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	44,693,700	5,961,162	(4,014,432)	1,191,194	2,865,770	50,697,394	1,305,217	—
Totals:	$1,533,145,093	$118,821,530	$(46,017,123)	$23,908,510	$6,188,832	$1,636,046,842	$20,317,727	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
EQUITY — 47.3%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	18,191,303	$276,507,808
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	3,936,330	45,267,797
		321,775,605
FIXED INCOME — 37.3%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	14,991,637	126,979,167
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	6,816,793	63,464,341
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	6,533,687	63,115,419
		253,558,927
INTERNATIONAL — 15.3%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	6,961,725	82,774,913
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,753,791	20,957,800
		103,732,713
Total Open-End Mutual Funds
(Cost $497,596,479)		679,067,245
Total Investments in Securities— 99.9%
(Cost $497,596,479)		$679,067,245

Percentages are based on Net Assets of $679,898,008.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

April 30, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended April 30, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$270,272,383	$14,494,642	$(20,734,464)	$8,263,089	$4,212,157	$276,507,807	$1,753,470	$—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	39,821,437	3,055,429	(3,465,826)	4,816,829	1,039,928	45,267,797	874,540	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	131,226,819	5,943,376	(8,298,484)	(836,085)	(1,056,459)	126,979,167	2,750,529	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	64,937,489	3,000,376	(4,149,242)	(254,961)	(69,321)	63,464,341	1,403,952	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	64,774,228	2,930,694	(4,149,242)	(316,406)	(123,856)	63,115,418	1,334,272	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	79,741,715	5,087,241	(4,337,920)	2,845,773	(561,895)	82,774,914	646,200	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	19,449,663	2,223,009	(2,441,843)	526,929	1,200,043	20,957,801	547,011	—
Totals:	$670,223,734	$36,734,767	$(47,577,021)	$15,045,168	$4,640,597	$679,067,245	$9,309,974	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

April 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 58.1%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	3,996,575	$60,747,947
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	2,036,790	26,233,852
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,233,077	14,180,384
		101,162,183
FIXED INCOME — 22.9%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,355,588	19,951,829
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,070,248	9,964,009
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,025,384	9,905,209
		39,821,047
INTERNATIONAL — 18.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	2,179,535	25,914,676
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	547,604	6,543,869
		32,458,545
Total Open-End Mutual Funds
(Cost $111,771,777)		173,441,775
Total Investments in Securities— 99.6%
(Cost $111,771,777)		$173,441,775

Percentages are based on Net Assets of $174,191,189.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

April 30, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended April 30, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$59,718,178	$2,372,958	$(3,432,923)	$641,127	$1,448,607	$60,747,947	$381,001	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	25,856,845	1,587,446	(231,015)	(108,837)	(870,587)	26,233,852	38,776	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	12,578,899	775,076	(867,301)	1,364,883	328,827	14,180,384	268,690	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	20,742,591	651,628	(1,135,507)	(292,261)	(14,622)	19,951,829	428,708	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	10,254,462	330,082	(567,753)	(55,209)	2,427	9,964,009	218,622	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	10,224,729	319,114	(567,753)	(69,630)	(1,251)	9,905,209	207,654	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	25,180,498	1,236,491	193,386	549,633	(1,245,332)	25,914,676	200,282	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	6,128,103	598,718	(704,093)	90,656	430,485	6,543,869	168,401	—
Totals:	$170,684,305	$7,871,513	$(7,312,959)	$2,120,362	$78,554	$173,441,775	$1,912,134	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund		Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
Assets:
Investments, at Value (Cost $81,705,416, $560,270,712, $2,592,462,847 and $745,959,591)		$81,693,552		$561,410,067	$2,531,699,996	*	$747,507,125	*
Repurchase Agreements, at Value (Cost $14,500,000, $10,200,000, $– and $–)		14,500,000		10,200,000	–		–
Dividend and Interest Receivable		159,777		4,202,631	18,653,290		3,705,898
Cash and Cash Equivalents		61,079		865,942	31,125,961		19,190,281
Receivable for Investment Securities Sold		–		39,604	4,915,680		44,957,418
Receivable for Capital Shares Sold		–		129,547	529,455		3,750
Cash Pledged as Collateral for Futures Contracts		–		–	1,300,784		–
Variation Margin Receivable		–		31,453	201,437		–
Prepaid Expenses		12,286		22,143	38,308		21,797
Total Assets		96,426,694		576,901,387	2,588,464,911		815,386,269
Liabilities:
Payable for Capital Shares Redeemed		60,000		6,226	2,122,396		1,044,779
Payable Due to Adviser		11,848		128,412	632,317		206,616
Legal Fees Payable		9,632		19,264	38,527		28,895
Pricing Fees Payable		9,182		3,604	32,210		11,772
Audit Fees Payable		8,582		8,560	10,019		10,697
Transfer Agent Fees Payable		5,858		4,935	9,159		3,912
Mercer Non-Advisory Fees Payable		3,193		19,082	85,215		24,972
Chief Compliance Officer Fees Payable		1,722		3,445	6,889		5,167
Payable Due to Administrator		1,480		8,906	40,369		12,320
Printing Fees Payable		610		3,604	16,145		4,749
Payable for Investment Securities Purchased		–		1,865,698	16,892,011		57,085,585
Payable Upon Return of Securities Loaned		–		–	9,337,655		676,260
Shareholder Servicing Fees Payable		–		–	68,495		73,616
Other Accrued Expenses		13,857		33,413	18,684		12,124
Total Liabilities		125,964		2,105,149	29,310,091		59,201,464
Commitments and Contingencies †
Net Assets		$96,300,730		$574,796,238	$2,559,154,820		$756,184,805
Net Assets Consist of:
Paid-in Capital		$96,356,539		$594,272,702	$2,793,002,587		$788,319,322
Total Accumulated Losses		(55,809)		(19,476,464)	(233,847,767)		(32,134,517)
Net Assets		$96,300,730		$574,796,238	$2,559,154,820		$756,184,805
Institutional Shares:
Net Assets		$96,300,730		$574,796,238	$2,435,803,432		$650,850,546
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		9,628,972		59,492,243	287,598,174		69,911,159
Net Asset Value, Offering and Redemption Price Per Share		$10.00		$9.66	$8.47		$9.31
Investor Shares:
Net Assets	$	N/A	$	N/A	$123,351,388		$105,334,259
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	14,567,583		11,315,245
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$8.47		$9.31

* Includes Market Value of Securities on Loan		$–		$–	$9,145,228		$661,929

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

N/A – Not applicable.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund		Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $1,828,648,869, $451,025,657, $469,824,740, $1,690,093,337 and $91,869,862)	$4,775,370,529	*	$634,659,474	*	$712,922,437	*	$2,310,286,132	*	$113,736,433	*
Foreign Currency, at Value (Cost $–, $–, $–, $1,335,501 and $320,821)	–		–		–		1,286,490		322,744
Receivable for Investment Securities Sold	87,854,393		8,396,635		728,991		17,123,375		776,820
Cash and Cash Equivalents	15,541,880		1,478,024		21,734,589		87,372,256		8,454,569
Receivable for Capital Shares Sold	2,046,780		16,389		9,000		111,033		2,250
Dividend and Interest Receivable	1,932,162		166,693		165,434		5,386,601		545,303
Cash Pledged as Collateral for Futures Contracts	1,699,299		141,266		–		–		373,000
Variation Margin Receivable	166,650		36,000		–		–		165,002
Reclaim Receivable	15,945		–		49,634		3,291,655		244,372
Prepaid Expenses	52,909		14,877		21,972		35,027		11,945
Total Assets	4,884,680,547		644,909,358		735,632,057		2,422,319,589		124,632,438
Liabilities:
Payable for Investment Securities Purchased	88,817,012		8,205,928		806,423		11,637,024		1,097,429
Payable Upon Return of Securities Loaned	1,659,126		3,964,229		4,518,484		45,628,749		971,429
Payable for Capital Shares Redeemed	855,879		333,878		856,995		322,715		1,864
Rating Expense Payable	381,607		51,766		–		–		–
Payable Due to Adviser	164,406		100,345		365,734		1,387,553		99,360
Payable Due to Administrator	70,495		9,465		12,116		35,990		1,866
Mercer Non-Advisory Fees Payable	37,281		4,924		24,899		75,039		4,024
Printing Fees Payable	27,762		3,716		5,031		13,917		701
Legal Fees Payable	9,631		9,632		38,527		28,895		28,895
Transfer Agent Fees Payable	7,915		4,577		7,155		8,717		3,782
Audit Fees Payable	7,280		7,740		8,551		10,110		7,493
Pricing Fees Payable	6,094		2,601		2,672		4,357		2,448
Chief Compliance Officer Fees Payable	1,722		1,722		6,889		5,167		5,167
Shareholder Servicing Fees Payable	–		–		6,208		110,238		–
Unrealized Depreciation on Spot Currency Contracts	–		–		–		6,289		548
Accrued Foreign Capital Gains Tax on Appreciated Securities	–		–		–		906,663		166,042
Other Accrued Expenses	3,624		10,533		19,183		53,251		71,358
Total Liabilities	92,049,834		12,711,056		6,678,867		60,234,674		2,462,406
Commitments and Contingencies †
Net Assets	$4,792,630,713		$632,198,302		$728,953,190		$2,362,084,915		$122,170,032
Net Assets Consist of:
Paid-in Capital	$1,760,647,130		$430,743,465		$436,638,525		$1,695,008,316		$94,606,404
Total Distributable Earnings	3,031,983,583		201,454,837		292,314,665		667,076,599		27,563,628
Net Assets	$4,792,630,713		$632,198,302		$728,953,190		$2,362,084,915		$122,170,032

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund		Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Institutional Shares:
Net Assets		$4,792,630,713		$632,198,302	$682,156,593	$2,186,465,511		$122,170,032
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		315,310,105		54,993,327	52,980,298	183,853,938		10,225,285
Net Asset Value, Offering and Redemption Price Per Share		$15.20		$11.50	$12.88	$11.89		$11.95
Investor Shares:
Net Assets	$	N/A	$	N/A	$46,796,597	$175,619,404	$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	3,634,407	14,760,169		N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$12.88	$11.90	$	N/A

* Includes Market Value of Securities on Loan		$1,623,193		$3,860,009	$4,375,677	$43,659,768		$923,208

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

N/A – Not applicable.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Assets:
Affiliated Investments, at Value (Cost $152,753,251, $1,258,456,054, $497,596,479 and $111,771,777)	$182,144,197	$1,636,046,842	$679,067,245	$173,441,775
Cash and Cash Equivalents	660,285	1,165,790	717,747	758,697
Receivable for Investment Securities Sold	12,012	–	15,599	11,929
Due from Adviser	4,443	–	–	4,787
Dividend and Interest Receivable	1,700	2,900	1,850	1,953
Receivable for Capital Shares Sold	–	–	161,144	60,000
Prepaid Expenses	20,493	25,943	21,465	19,868
Total Assets	182,843,130	1,637,241,475	679,985,050	174,299,009
Liabilities:
Legal Fees Payable	9,632	9,632	9,632	9,632
Audit Fees Payable	7,491	7,423	7,467	7,491
Transfer Agent Fees Payable	6,508	7,528	10,215	6,583
Shareholder Servicing Fees Payable	6,470	59,006	24,891	5,323
Mercer Non-Advisory Fees Payable	5,632	52,991	22,135	5,629
Chief Compliance Officer Fees Payable	1,722	1,722	1,722	1,722
Printing Fees Payable	925	10,265	4,077	1,148
Pricing Fees Payable	42	41	41	41
Payable for Investment Securities Purchased	–	–	–	60,000
Other Accrued Expenses	11,060	9,645	6,862	10,251
Total Liabilities	49,482	158,253	87,042	107,820
Commitments and Contingencies †
Net Assets	$182,793,648	$1,637,083,222	$679,898,008	$174,191,189
Net Assets Consist of:
Paid-in Capital	$151,719,347	$1,223,774,573	$490,280,726	$107,720,852
Total Distributable Earnings	31,074,301	413,308,649	189,617,282	66,470,337
Net Assets	$182,793,648	$1,637,083,222	$679,898,008	$174,191,189
Institutional Shares:
Net Assets	$139,528,168	$1,200,130,805	$498,098,278	$140,363,959
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	12,494,695	102,850,844	41,305,879	14,690,016
Net Asset Value, Offering and Redemption Price Per Share	$11.17	$11.67	$12.06	$9.56
Investor Shares:
Net Assets	$43,265,480	$436,952,417	$181,799,730	$33,827,230
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,873,847	37,469,090	15,079,506	3,545,601
Net Asset Value, Offering and Redemption Price Per Share	$11.17	$11.66	$12.06	$9.54

†	See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE SIX MONTHS ENDED

APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Investment Income:
Interest Income	$1,890,710	$13,061,056	$59,087,156	$17,932,666
Income from Securities Lending, Net	–	1,653	44,245	15,876
Total Investment Income	1,890,710	13,062,709	59,131,401	17,948,542

Expenses:
Investment Advisory Fees	118,861	844,077	3,775,138	1,290,632
Administration Fees	9,000	53,258	241,906	73,520
Trustees' Fees	6,215	12,429	24,860	18,645
Chief Compliance Officer Fees	1,442	2,885	5,769	4,326
Shareholder Servicing Fees (Investor Shares)	–	–	89,776	72,287
Transfer Agent Fees	17,354	13,779	27,970	21,917
Pricing Fees	16,788	40,250	115,960	46,548
Registration Fees	11,098	14,726	28,498	19,616
Audit Fees	8,589	8,599	11,094	9,848
Legal Fees	7,944	15,887	31,774	23,831
Mercer Non-Advisory Fees	4,755	28,139	125,850	36,879
Custodian Fees	4,217	7,225	22,699	6,035
Printing Fees	712	4,386	19,737	5,811
Other Expenses	6,231	10,925	27,980	13,502

Total Expenses	213,206	1,056,565	4,549,011	1,643,397
Less:
Waiver of Investment Advisory Fees	(46,804)	(71,844)	–	(59,285)
Net Expenses	166,402	984,721	4,549,011	1,584,112

Net Investment Income	1,724,308	12,077,988	54,582,390	16,364,430

Net Realized Gain (Loss) on:
Investments	(288)	532,139	(1,785,950)	(2,181,859)
Futures Contracts	–	(93,449)	1,048,166	1,583
Net Realized Gain (Loss)	(288)	438,690	(737,784)	(2,180,276)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(45,405)	(4,494,484)	(34,663,656)	(2,279,428)
Futures Contracts	–	(426,700)	(2,851,609)	4,506
Net Change in Unrealized Appreciation (Depreciation)	(45,405)	(4,921,184)	(37,515,265)	(2,274,922)
Net Realized and Unrealized Loss	(45,693)	(4,482,494)	(38,253,049)	(4,455,198)
Net Increase in Net Assets Resulting from Operations	$1,678,615	$7,595,494	$16,329,341	$11,909,232

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE SIX MONTHS ENDED

APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Investment Income:
Dividend Income	$25,575,892	$4,642,040	$3,391,826	$18,334,234	$1,789,273
Interest Income	183,973	61,174	220,195	715,094	134,378
Income from Securities Lending, Net	824	6,560	1,099	93,338	1,220
Less: Foreign Taxes Withheld	(6,072)	(4,984)	(25,454)	(1,615,199)	(181,386)
Total Investment Income	25,754,617	4,704,790	3,587,666	17,527,467	1,743,485

Expenses:
Investment Advisory Fees	1,333,315	573,639	2,225,708	8,094,203	561,291
Administration Fees	420,656	54,289	73,939	210,759	11,067
Trustees' Fees	6,215	6,215	24,860	18,645	18,646
Chief Compliance Officer Fees	1,442	1,442	5,769	4,326	4,326
Shareholder Servicing Fees (Investor Shares)	–	–	33,308	125,242	–
Rating Fees	331,071	51,766	–	–	–
Mercer Non-Advisory Fees	55,562	4,924	37,099	75,039	–
Custodian Fees	39,109	21,894	15,427	166,705	36,265
Printing Fees	35,207	4,660	6,013	16,699	946
Registration Fees	29,494	14,105	20,345	26,677	12,519
Transfer Agent Fees	25,173	14,242	20,973	26,841	11,275
Pricing Fees	13,763	4,859	4,843	8,860	4,617
Legal Fees	7,943	7,943	31,774	23,831	23,831
Audit Fees	7,593	7,779	8,603	10,258	7,501
Other Expenses	36,615	46,865	13,083	65,814	23,004

Total Expenses	2,343,158	814,622	2,521,744	8,873,899	715,288
Less:
Waiver of Investment Advisory Fees	(343,141)	–	–	–	(42,900)
Net Expenses	2,000,017	814,622	2,521,744	8,873,899	672,388

Net Investment Income	23,754,600	3,890,168	1,065,922	8,653,568	1,071,097

Net Realized Gain (Loss) on:

Investments	140,758,041	34,246,322	53,755,679	78,728,308	6,419,090
Futures Contracts	(263,975)	339,420	–	–	597,368
Accrued Foreign Capital Gains Tax	–	–	–	(46,148)	(34,539)
Foreign Currency Transactions	–	–	–	(447,023)	8,640
Net Realized Gain (Loss)	140,494,066	34,585,742	53,755,679	78,235,137	6,990,559
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	111,120,325	57,242,599	(10,111,920)	79,653,269	4,724,251
Futures Contracts	785,422	(14,365)	–	–	463,623
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	85,267	(6,068)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	205,850	12,059
Net Change in Unrealized Appreciation (Depreciation)	111,905,747	57,228,234	(10,111,920)	79,944,386	5,193,865
Net Realized and Unrealized Gain	252,399,813	91,813,976	43,643,759	158,179,523	12,184,424
Net Increase in Net Assets Resulting from Operations	$276,154,413	$95,704,144	$44,709,681	$166,833,091	$13,255,521

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE SIX MONTHS ENDED

APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Investment Income:
Affiliated Dividend Income	$2,548,421	$20,317,727	$9,309,974	$1,912,134
Interest Income	10,185	17,279	11,383	11,737
Total Investment Income	2,558,606	20,335,006	9,321,357	1,923,871

Expenses:
Shareholder Servicing Fees (Investor Shares)	30,477	313,232	130,079	28,375
Trustees' Fees	6,215	6,215	6,215	6,215
Chief Compliance Officer Fees	1,442	1,442	1,442	1,442
Registration Fees	20,057	26,657	18,081	20,230
Transfer Agent Fees	19,176	23,108	20,515	19,260
Mercer Non-Advisory Fees	8,070	78,094	33,004	8,304
Legal Fees	7,944	7,943	7,943	7,943
Audit Fees	7,502	7,532	7,513	7,503
Printing Fees	1,314	12,175	5,018	1,587
Custodian Fees	9	6	8	9
Other Expenses	5,845	16,108	8,309	6,525

Total Expenses	108,051	492,512	238,127	107,393
Less:
Waiver of Expenses	(44,456)	–	(5,206)	(45,766)
Net Expenses	63,595	492,512	232,921	61,627

Net Investment Income	2,495,011	19,842,494	9,088,436	1,862,244
Net Realized Gain on:
Affiliated Investments	2,061,157	37,359,826	10,016,556	6,025,668
Net Realized Gain	2,061,157	37,359,826	10,016,556	6,025,668
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	2,225,628	23,908,509	15,045,168	2,120,362
Net Change in Unrealized Appreciation (Depreciation)	2,225,628	23,908,509	15,045,168	2,120,362
Net Realized and Unrealized Gain	4,286,785	61,268,335	25,061,724	8,146,030
Net Increase in Net Assets Resulting from Operations	$6,781,796	$81,110,829	$34,150,160	$10,008,274

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,724,308	$3,819,060	$12,077,988	$22,811,964
Net Realized Gain (Loss)	(288)	8,557	438,690	(476,568)
Net Change in Unrealized Appreciation (Depreciation)	(45,405)	(51,068)	(4,921,184)	4,448,388
Net Increase in Net Assets Resulting from Operations	1,678,615	3,776,549	7,595,494	26,783,784
Distributions:
Institutional Shares	(1,849,140)	(3,921,312)	(11,923,639)	(22,543,307)
Total Distributions	(1,849,140)	(3,921,312)	(11,923,639)	(22,543,307)
Capital Share Transactions:
Institutional:
Issued	41,208,289	119,150,736	43,566,196	88,325,052
Reinvestment of Dividends and Distributions	1,844,471	3,908,420	11,843,831	22,290,335
Redeemed	(41,930,650)	(93,745,830)	(23,353,029)	(63,924,574)
Net Institutional Share Transactions	1,122,110	29,313,326	32,056,998	46,690,813
Net Increase in Net Assets from Share Transactions	1,122,110	29,313,326	32,056,998	46,690,813
Total Increase in Net Assets	951,585	29,168,563	27,728,853	50,931,290
Net Assets:
Beginning of Year/Period	95,349,145	66,180,582	547,067,385	496,136,095
End of Year/Period	$96,300,730	$95,349,145	$574,796,238	$547,067,385
Shares Transactions:
Institutional:
Issued	4,110,274	11,874,457	4,470,045	9,101,283
Reinvestment of Dividends and Distributions	184,363	390,100	1,219,530	2,299,758
Redeemed	(4,183,190)	(9,339,275)	(2,397,949)	(6,584,868)
Net Institutional Shares Capital Share Transactions	111,447	2,925,282	3,291,626	4,816,173
Net Increase in Shares Outstanding from Share Transactions	111,447	2,925,282	3,291,626	4,816,173

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$54,582,390	$106,010,240	$16,364,430	$34,095,111
Net Realized Gain (Loss)	(737,784)	(13,968,368)	(2,180,276)	826,736
Net Change in Unrealized Appreciation (Depreciation)	(37,515,265)	44,810,935	(2,274,922)	4,365,710
Net Increase in Net Assets Resulting from Operations	16,329,341	136,852,807	11,909,232	39,287,557
Distributions:
Institutional Shares	(51,811,251)	(99,733,069)	(14,210,511)	(30,103,785)
Investor Shares	(2,491,760)	(4,267,756)	(2,091,100)	(3,518,639)
Total Distributions	(54,303,011)	(104,000,825)	(16,301,611)	(33,622,424)

Capital Share Transactions:
Institutional:
Issued	159,745,606	330,703,733	25,129,636	92,522,442
Reinvestment of Dividends and Distributions	48,603,963	92,074,107	13,976,219	28,798,610
Redeemed	(95,696,579)	(283,500,633)	(22,237,905)	(119,726,202)
Net Institutional Share Transactions	112,652,990	139,277,207	16,867,950	1,594,850
Investor:
Issued	8,814,876	54,231,896	14,198,356	30,656,056
Reinvestment of Dividends and Distributions	2,337,270	4,009,487	1,986,057	3,323,963
Redeemed	(5,652,961)	(16,836,216)	(3,649,996)	(5,330,148)
Net Investor Share Transactions	5,499,185	41,405,167	12,534,417	28,649,871
Net Increase in Net Assets from Share Transactions	118,152,175	180,682,374	29,402,367	30,244,721
Total Increase in Net Assets	80,178,505	213,534,356	25,009,988	35,909,854
Net Assets:
Beginning of Year/Period	2,478,976,315	2,265,441,959	731,174,817	695,264,963
End of Year/Period	$2,559,154,820	$2,478,976,315	$756,184,805	$731,174,817
Shares Transactions:
Institutional:
Issued	18,612,953	39,039,830	2,676,437	9,918,165
Reinvestment of Dividends and Distributions	5,681,584	10,857,184	1,494,821	3,092,424
Redeemed	(11,149,323)	(33,550,872)	(2,371,488)	(12,853,262)
Net Institutional Shares Capital Share Transactions	13,145,214	16,346,142	1,799,770	157,327
Investor:
Issued	1,026,599	6,421,612	1,514,782	3,277,477
Reinvestment of Dividends and Distributions	273,239	472,733	212,523	356,788
Redeemed	(659,017)	(1,987,821)	(390,544)	(572,092)
Net Investor Shares Capital Share Transactions	640,821	4,906,524	1,336,761	3,062,173
Net Increase in Shares Outstanding from Share Transactions	13,786,035	21,252,666	3,136,531	3,219,500

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$23,754,600	$45,893,612	$3,890,168	$5,337,579
Net Realized Gain	140,494,066	91,564,206	34,585,742	18,788,766
Net Change in Unrealized Appreciation (Depreciation)	111,905,747	699,172,064	57,228,234	8,693,634
Net Increase in Net Assets Resulting from Operations	276,154,413	836,629,882	95,704,144	32,819,979
Distributions:
Institutional Shares	(138,706,436)	(85,790,058)	(28,686,958)	(11,245,633)
Total Distributions	(138,706,436)	(85,790,058)	(28,686,958)	(11,245,633)

Capital Share Transactions:
Institutional:
Issued	353,559,157	506,937,581	32,992,011	73,484,961
Reinvestment of Dividends and Distributions	132,709,192	81,061,158	26,343,810	10,305,663
Redeemed	(431,983,342)	(702,726,159)	(46,938,273)	(112,124,483)
Net Institutional Share Transactions	54,285,007	(114,727,420)	12,397,548	(28,333,859)
Net Increase (Decrease) in Net Assets from Share Transactions	54,285,007	(114,727,420)	12,397,548	(28,333,859)
Total Increase (Decrease) in Net Assets	191,732,984	636,112,404	79,414,734	(6,759,513)
Net Assets:
Beginning of Year/Period	4,600,897,729	3,964,785,325	552,783,568	559,543,081
End of Year/Period	$4,792,630,713	$4,600,897,729	$632,198,302	$552,783,568
Shares Transactions:
Institutional:
Issued	24,472,513	39,042,333	3,115,533	7,986,710
Reinvestment of Dividends and Distributions	9,315,732	6,226,477	2,569,128	1,043,669
Redeemed	(29,894,321)	(53,397,098)	(4,439,047)	(11,489,781)
Net Institutional Shares Capital Share Transactions	3,893,924	(8,128,288)	1,245,614	(2,459,402)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,893,924	(8,128,288)	1,245,614	(2,459,402)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,065,922	$3,358,708	$8,653,568	$22,831,706
Net Realized Gain	53,755,679	37,199,509	78,235,137	72,058,468
Net Change in Unrealized Appreciation (Depreciation)	(10,111,920)	93,360,874	79,944,386	278,551,488
Net Increase in Net Assets Resulting from Operations	44,709,681	133,919,091	166,833,091	373,441,662
Distributions:
Institutional Shares	(38,185,821)	(52,592,309)	(78,675,032)	(113,341,163)
Investor Shares	(2,367,687)	(2,835,403)	(6,452,160)	(7,396,388)
Total Distributions	(40,553,508)	(55,427,712)	(85,127,192)	(120,737,551)

Capital Share Transactions:
Institutional:
Issued	20,832,034	25,624,881	185,247,964	527,780,406
Reinvestment of Dividends and Distributions	36,977,040	48,227,466	75,784,425	104,741,107
Redeemed	(93,743,661)	(243,165,364)	(122,505,299)	(330,357,687)
Net Institutional Share Transactions	(35,934,587)	(169,313,017)	138,527,090	302,163,826
Investor:
Issued	984,315	2,827,545	6,045,483	68,260,498
Reinvestment of Dividends and Distributions	2,216,532	2,682,387	6,393,632	7,336,058
Redeemed	(2,288,795)	(10,843,656)	(7,451,218)	(25,288,190)
Net Investor Share Transactions	912,052	(5,333,724)	4,987,897	50,308,366
Net Increase (Decrease) in Net Assets from Share Transactions	(35,022,535)	(174,646,741)	143,514,987	352,472,192
Total Increase (Decrease) in Net Assets	(30,866,362)	(96,155,362)	225,220,886	605,176,303
Net Assets:
Beginning of Year/Period	759,819,552	855,974,914	2,136,864,029	1,531,687,726
End of Year/Period	$728,953,190	$759,819,552	$2,362,084,915	$2,136,864,029
Shares Transactions:
Institutional:
Issued	1,680,190	2,302,701	16,128,055	51,732,174
Reinvestment of Dividends and Distributions	3,062,960	4,284,107	6,789,027	10,900,473
Redeemed	(7,415,845)	(20,754,833)	(10,607,416)	(31,500,931)
Net Institutional Shares Capital Share Transactions	(2,672,695)	(14,168,025)	12,309,666	31,131,716
Investor:
Issued	82,208	241,269	528,432	6,789,365
Reinvestment of Dividends and Distributions	183,671	238,450	571,985	761,641
Redeemed	(190,536)	(918,739)	(648,571)	(2,423,438)
Net Investor Shares Capital Share Transactions	75,343	(439,020)	451,846	5,127,568
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,597,352)	(14,607,045)	12,761,512	36,259,284

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,071,097	$2,167,015	$2,495,011	$3,926,719
Net Realized Gain	6,990,559	10,564,936	2,061,157	2,700,731
Net Change in Unrealized Appreciation (Depreciation)	5,193,865	9,148,399	2,225,628	8,281,688
Net Increase in Net Assets Resulting from Operations	13,255,521	21,880,350	6,781,796	14,909,138
Distributions:
Institutional Shares	(10,176,004)	(2,954,118)	(5,259,032)	(2,954,275)
Investor Shares	—	—	(1,871,850)	(958,935)
Total Distributions	(10,176,004)	(2,954,118)	(7,130,882)	(3,913,210)

Capital Share Transactions:
Institutional:
Issued	3,699,396	13,732,476	34,492,107	1,476,343
Reinvestment of Dividends and Distributions	9,767,281	2,811,381	4,792,634	2,954,275
Redeemed	(6,086,671)	(30,048,677)	(3,612,669)	(7,760,952)
Net Institutional Share Transactions	7,380,006	(13,504,820)	35,672,072	(3,330,334)
Investor:
Issued	N/A	N/A	6,617,519	5,111,614
Reinvestment of Dividends and Distributions	N/A	N/A	1,870,984	948,594
Redeemed	N/A	N/A	(1,767,487)	(7,592,569)
Net Investor Share Transactions	N/A	N/A	6,721,016	(1,532,361)
Net Increase (Decrease) in Net Assets from Share Transactions	7,380,006	(13,504,820)	42,393,088	(4,862,695)
Total Increase in Net Assets	10,459,523	5,421,412	42,044,002	6,133,233
Net Assets:
Beginning of Year/Period	111,710,509	106,289,097	140,749,646	134,616,413
End of Year/Period	$122,170,032	$111,710,509	$182,793,648	$140,749,646
Shares Transactions:
Institutional:
Issued	317,183	1,289,899	3,131,545	143,883
Reinvestment of Dividends and Distributions	868,066	265,551	438,326	290,775
Redeemed	(511,171)	(2,773,519)	(326,551)	(729,532)
Net Institutional Shares Capital Share Transactions	674,078	(1,218,069)	3,243,320	(294,874)
Investor:
Issued	N/A	N/A	596,305	463,232
Reinvestment of Dividends and Distributions	N/A	N/A	171,041	93,274
Redeemed	N/A	N/A	(160,968)	(730,447)
Net Investor Shares Capital Share Transactions	N/A	N/A	606,378	(173,941)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	674,078	(1,218,069)	3,849,698	(468,815)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$19,842,494	$34,007,939	$9,088,436	$13,618,756
Net Realized Gain	37,359,826	33,061,828	10,016,556	7,649,214
Net Change in Unrealized Appreciation (Depreciation)	23,908,509	118,299,710	15,045,168	59,733,164
Net Increase in Net Assets Resulting from Operations	81,110,829	185,369,477	34,150,160	81,001,134
Distributions:
Institutional Shares	(52,517,788)	(34,294,145)	(18,307,496)	(11,291,383)
Investor Shares	(18,576,961)	(12,276,388)	(6,143,804)	(3,060,847)
Total Distributions	(71,094,749)	(46,570,533)	(24,451,300)	(14,352,230)

Capital Share Transactions:
Institutional:
Issued	53,701,390	27,891,177	11,983,012	87,219,011
Reinvestment of Dividends and Distributions	52,289,991	34,294,146	18,307,495	11,291,383
Redeemed	(32,472,469)	(65,279,658)	(32,798,439)	(24,007,126)
Net Institutional Share Transactions	73,518,912	(3,094,335)	(2,507,932)	74,503,268
Investor:
Issued	12,300,727	23,113,856	8,815,822	87,048,025
Reinvestment of Dividends and Distributions	18,026,982	11,858,454	6,078,767	2,968,988
Redeemed	(10,868,862)	(36,386,793)	(13,067,029)	(29,458,172)
Net Investor Share Transactions	19,458,847	(1,414,483)	1,827,560	60,558,841
Net Increase (Decrease) in Net Assets from Share Transactions	92,977,759	(4,508,818)	(680,372)	135,062,109
Total Increase in Net Assets	102,993,839	134,290,126	9,018,488	201,711,013
Net Assets:
Beginning of Year/Period	1,534,089,383	1,399,799,257	670,879,520	469,168,507
End of Year/Period	$1,637,083,222	$1,534,089,383	$679,898,008	$670,879,520
Shares Transactions:
Institutional:
Issued	4,695,999	2,488,640	1,026,536	8,740,145
Reinvestment of Dividends and Distributions	4,620,986	3,294,000	1,569,036	1,061,464
Redeemed	(2,835,119)	(6,064,151)	(2,789,007)	(2,199,559)
Net Institutional Shares Capital Share Transactions	6,481,866	(281,511)	(193,435)	7,602,050
Investor:
Issued	1,069,315	2,147,215	760,417	7,639,852
Reinvestment of Dividends and Distributions	1,593,240	1,138,905	520,838	278,801
Redeemed	(955,582)	(3,288,364)	(1,104,843)	(2,785,117)
Net Investor Shares Capital Share Transactions	1,706,973	(2,244)	176,412	5,133,536
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,188,839	(283,755)	(17,023)	12,735,586

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 75/25 Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,862,244	$4,657,482
Net Realized Gain	6,025,668	40,550,391
Net Change in Unrealized Appreciation (Depreciation)	2,120,362	(19,315,064)
Net Increase in Net Assets Resulting from Operations	10,008,274	25,892,809
Distributions:
Institutional Shares	(32,598,161)	(6,347,464)
Investor Shares	(12,587,363)	(1,034,420)
Total Distributions	(45,185,524)	(7,381,884)

Capital Share Transactions:
Institutional:
Issued	17,624,760	17,416,876
Reinvestment of Dividends and Distributions	32,593,550	6,347,465
Redeemed	(9,062,764)	(210,967,952)
Net Institutional Share Transactions	41,155,546	(187,203,611)
Investor:
Issued	1,005,734	795,939
Reinvestment of Dividends and Distributions	12,587,363	1,034,420
Redeemed	(16,767,228)	(1,080,964)
Net Investor Share Transactions	(3,174,131)	749,395
Net Increase (Decrease) in Net Assets from Share Transactions	37,981,415	(186,454,216)
Total Increase (Decrease) in Net Assets	2,804,165	(167,943,291)
Net Assets:
Beginning of Year/Period	171,387,024	339,330,315
End of Year/Period	$174,191,189	$171,387,024
Shares Transactions:
Institutional:
Issued	1,914,474	1,540,966
Reinvestment of Dividends and Distributions	3,508,908	587,776
Redeemed	(862,712)	(19,442,757)
Net Institutional Shares Capital Share Transactions	4,560,670	(17,314,015)
Investor:
Issued	105,162	68,286
Reinvestment of Dividends and Distributions	1,357,606	95,779
Redeemed	(1,779,939)	(92,922)
Net Investor Shares Capital Share Transactions	(317,171)	71,143
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,243,499	(17,242,872)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2026 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares
2026@	$10.02	$0.18	$–	$0.18	$(0.19)	$(0.01)	$(0.20)	$–		$10.00	1.77%	$96,301	0.35%	0.45%	3.63%	10%
2025	$10.04	$0.43	$–	$0.43	$(0.42)	$(0.03)	$(0.45)	$–		$10.02	4.34%	$95,349	0.35%	0.47%	4.28%	96%
2024	$10.03	$0.52	$0.02	$0.54	$(0.50)	$(0.03)	$(0.53)	$–		$10.04	5.38%	$66,181	0.35%	0.54%	5.16%	118%
2023	$9.99	$0.45	$0.01	$0.46	$(0.42)	$–	$(0.42)	$–		$10.03	4.76%	$58,456	0.35%	0.54%	4.46%	93%
2022(1)	$10.00	$0.07	$– (a)	$0.07	$(0.08)	$–	$(0.08)	$–		$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares
2026@	$9.73	$0.21	$(0.08)	$0.13	$(0.20)	$–	$(0.20)	$–		$9.66	1.36%	$574,796	0.35%	0.38%	4.29%	30%
2025	$9.66	$0.43	$0.06	$0.49	$(0.42)	$–	$(0.42)	$–		$9.73	5.31%	$547,067	0.35%	0.38%	4.42%	50%
2024	$9.43	$0.42	$0.23	$0.65	$(0.42)	$–	$(0.42)	$–		$9.66	6.95%	$496,136	0.35%	0.38%	4.39%	50%
2023	$9.41	$0.31	$0.03	$0.34	$(0.32)	$–	$(0.32)	$–		$9.43	3.62%	$473,489	0.35%	0.38%	3.25%	59%
2022(1)	$10.00	$0.13	$(0.58)	$(0.45)	$(0.14)	$–	$(0.14)	$–		$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%
Catholic Responsible Investments Bond Fund
Institutional Shares
2026@	$8.60	$0.18	$(0.13)	$0.05	$(0.18)	$–	$(0.18)	$–		$8.47	0.58%	$2,435,803	0.35%	0.35%	4.34%	34%
2025	$8.48	$0.38	$0.11	$0.49	$(0.37)	$–	$(0.37)	$–		$8.60	5.92%	$2,359,286	0.35%	0.35%	4.50%	81%
2024	$7.94	$0.37	$0.53	$0.90	$(0.36)	$–	$(0.36)	$–	#	$8.48	11.46%	$2,188,958	0.35%	0.35%	4.39%	97%
2023	$8.23	$0.35	$(0.30)	$0.05	$(0.34)	$–	$(0.34)	$–		$7.94	0.57%	$1,716,839	0.36%	0.36%	4.11%	54%
2022(1)	$10.00	$0.20	$(1.77)	$(1.57)	$(0.20)	$–	$(0.20)	$–		$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%
Investor Shares
2026@	$8.59	$0.18	$(0.12)	$0.06	$(0.18)	$–	$(0.18)	$–		$8.47	0.65%	$123,351	0.50%	0.50%	4.19%	34%
2025	$8.48	$0.37	$0.10	$0.47	$(0.36)	$–	$(0.36)	$–		$8.59	5.76%	$119,690	0.50%	0.50%	4.35%	81%
2024	$7.94	$0.36	$0.53	$0.89	$(0.35)	$–	$(0.35)	$–	#	$8.48	11.30%	$76,484	0.50%	0.50%	4.24%	97%
2023	$8.23	$0.33	$(0.29)	$0.04	$(0.33)	$–	$(0.33)	$–		$7.94	0.41%	$56,043	0.51%	0.51%	3.96%	54%
2022(1)	$10.00	$0.18	$(1.76)	$(1.58)	$(0.19)	$–	$(0.19)	$–		$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount is less than $0.005 per share.
@	For the six month period ended April 30, 2026. All ratios for the period have been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2026 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares
2026@	$9.36	$0.21	$(0.05)	$0.16	$(0.21)	$–	$(0.21)	$–		$9.31	1.63%	$650,851	0.41%	0.43%	4.46%	78%
2025	$9.29	$0.45	$0.06	$0.51	$(0.44)	$–	$(0.44)	$–		$9.36	5.75%	$637,747	0.41%	0.42%	4.82%	160%
2024	$8.90	$0.45	$0.38	$0.83	$(0.44)	$–	$(0.44)	$–	#	$9.29	9.42%	$631,035	0.41%	0.43%	4.83%	118%
2023	$9.04	$0.41	$(0.14)	$0.27	$(0.41)	$–	$(0.41)	$–		$8.90	2.94%	$498,415	0.41%	0.44%	4.45%	74%
2022(1)	$10.00	$0.19	$(0.96)	$(0.77)	$(0.19)	$–	$(0.19)	$–		$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%
Investor Shares
2026@	$9.36	$0.20	$(0.05)	$0.15	$(0.20)	$–	$(0.20)	$–		$9.31	1.55%	$105,334	0.56%	0.58%	4.32%	78%
2025	$9.29	$0.44	$0.06	$0.50	$(0.43)	$–	$(0.43)	$–		$9.36	5.58%	$93,428	0.56%	0.57%	4.67%	160%
2024	$8.90	$0.43	$0.39	$0.82	$(0.43)	$–	$(0.43)	$–	#	$9.29	9.25%	$64,230	0.56%	0.58%	4.68%	118%
2023	$9.04	$0.39	$(0.14)	$0.25	$(0.39)	$–	$(0.39)	$–		$8.90	2.81%	$26,966	0.56%	0.59%	4.29%	74%
2022(1)	$10.00	$0.18	$(0.96)	$(0.78)	$(0.18)	$–	$(0.18)	$–		$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%
Catholic Responsible Investments Equity Index Fund
Institutional Shares
2026@	$14.77	$0.08	$0.81	$0.89	$(0.08)	$(0.38)	$(0.46)	$–		$15.20	6.17%	$4,792,631	0.09%	0.11%	1.07%	20%
2025	$12.41	$0.15	$2.48	$2.63	$(0.15)	$(0.12)	$(0.27)	$–		$14.77	21.59%	$4,600,898	0.09%	0.11%	1.10%	26%
2024	$9.14	$0.14	$3.27	$3.41	$(0.14)	$–	$(0.14)	$–	#	$12.41	37.46%	$3,964,785	0.09%	0.10%	1.26%	24%
2023	$8.40	$0.13	$0.74	$0.87	$(0.13)	$–	$(0.13)	$–		$9.14	10.43%	$3,062,967	0.09%	0.11%	1.48%	17%
2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$–	$(0.10)	$–		$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%
Catholic Responsible Investments Small-Cap Fund
Institutional Shares
2026@	$10.28	$0.07	$1.69	$1.76	$(0.09)	$(0.45)	$(0.54)	$–		$11.50	17.73%	$632,198	0.28%	0.28%	1.36%	22%
2025	$9.96	$0.10	$0.43	$0.53	$(0.12)	$(0.09)	$(0.21)	$–		$10.28	5.45%	$552,784	0.28%	0.28%	0.98%	26%
2024	$7.79	$0.14	$2.16	$2.30	$(0.13)	$–	$(0.13)	$–	#	$9.96	29.49%	$559,543	0.28%	0.28%	1.51%	28%
2023	$8.92	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.31)	$(0.43)	$–		$7.79	(8.15)%	$427,747	0.29%	0.29%	1.41%	30%
2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$–	$(0.09)	$–		$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2026. All ratios for the period have been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2026 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate‡
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares
2026@	$12.83	$0.02	$0.71	$0.73	$(0.02)	$(0.66)	$(0.68)	$–		$12.88	6.00%	$682,157	0.67%		0.67%		0.30%		21%
2025	$11.60	$0.05	$1.95	$2.00	$(0.06)	$(0.71)	$(0.77)	$–		$12.83	18.35%	$714,148	0.67%		0.67%		0.42%		41%
2024	$8.88	$0.07	$2.71	$2.78	$(0.06)	$–	$(0.06)	$–	#	$11.60	31.33%	$809,613	0.65%		0.65%		0.62%		178%
2023	$8.03	$0.05	$0.85	$0.90	$(0.05)	$–	$(0.05)	$–		$8.88	11.17%	$669,001	0.66%		0.66%		0.56%		32%
2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$–	$(0.03)	$–		$8.03	(19.39)%	$618,980	0.67%		0.67%		0.39%		33%
Investor Shares
2026@	$12.83	$0.01	$0.71	$0.72	$(0.01)	$(0.66)	$(0.67)	$–		$12.88	5.91%	$46,797	0.82%		0.82%		0.15%		21%
2025	$11.60	$0.03	$1.96	$1.99	$(0.05)	$(0.71)	$(0.76)	$–		$12.83	18.17%	$45,672	0.82%		0.82%		0.27%		41%
2024	$8.88	$0.05	$2.71	$2.76	$(0.04)	$–	$(0.04)	$–	#	$11.60	31.14%	$46,362	0.80%		0.80%		0.48%		178%
2023	$8.03	$0.04	$0.85	$0.89	$(0.04)	$–	$(0.04)	$–		$8.88	11.00%	$41,740	0.81%		0.81%		0.41%		32%
2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$–	$(0.02)	$–		$8.03	(19.50)%	$42,604	0.82%		0.82%		0.23%		33%
Catholic Responsible Investments International Equity Fund
Institutional Shares
2026@	$11.50	$0.05	$0.80	$0.85	$(0.09)	$(0.37)	$(0.46)	$–		$11.89	7.69%	$2,186,466	0.80%		0.80%		0.80%		27%
2025	$10.24	$0.13	$1.91	$2.04	$(0.19)	$(0.59)	$(0.78)	$–		$11.50	21.58%	$1,972,286	0.80%		0.80%		1.25%		46%
2024	$8.24	$0.13	$2.03	$2.16	$(0.16)	$–	$(0.16)	$–	#	$10.24	26.27%	$1,437,638	0.80%		0.80%		1.34%		52%
2023	$7.40	$0.13	$0.85	$0.98	$(0.14)	$–	$(0.14)	$–		$8.24	13.24%	$1,132,230	0.81%		0.81%		1.53%		47%
2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$–	$(0.12)	$–		$7.40	(24.88)%	$1,008,309	0.82%		0.82%		1.68%		46%
Investor Shares
2026@	$11.50	$0.04	$0.81	$0.85	$(0.08)	$(0.37)	$(0.45)	$–		$11.90	7.61%	$175,619	0.95%		0.95%		0.65%		27%
2025	$10.24	$0.12	$1.91	$2.03	$(0.18)	$(0.59)	$(0.77)	$–		$11.50	21.39%	$164,578	0.95%		0.95%		1.12%		46%
2024	$8.24	$0.12	$2.03	$2.15	$(0.15)	$–	$(0.15)	$–	#	$10.24	26.14%	$94,050	0.95%		0.95%		1.19%		52%
2023	$7.40	$0.12	$0.85	$0.97	$(0.13)	$–	$(0.13)	$–		$8.24	13.07%	$46,868	0.96%		0.96%		1.36%		47%
2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$–	$(0.11)	$–		$7.40	(24.98)%	$47,864	0.97%		0.97%		1.52%		46%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares
2026@	$11.70	$0.11	$1.18	$1.29	$(0.24)	$(0.80)	$(1.04)	$–		$11.95	11.74%	$122,170	1.15	%(2)	1.22	%(2)	1.83	%(3)	33%
2025	$9.87	$0.21	$1.91	$2.12	$(0.29)	$–	$(0.29)	$–		$11.70	21.73%	$111,711	1.15	%(2)	1.30	%(2)	1.96	%(3)	59%
2024	$8.00	$0.16	$1.91	$2.07	$(0.20)	$–	$(0.20)	$–	#	$9.87	25.88%	$106,289	1.15%		1.34%		1.69%		135%
2023	$7.57	$0.19	$0.44	$0.63	$(0.20)	$–	$(0.20)	$–		$8.00	8.12%	$71,150	1.15%		1.30%		2.19%		68%
2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$–	$(0.14)	$–		$7.57	(22.99)%	$65,161	1.15%		1.40%		2.17%		69%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.
@	For the six month period ended April 30, 2026. All ratios for the period have been annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2026 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate‡
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares
2026@	$11.25	$0.17	$0.27	$0.44	$(0.30)	$(0.22)	$(0.52)	$–	$11.17	4.08%	$139,528	0.04	%(1)	0.10	%(1)	3.13	%(2)	3%
2025	$10.37	$0.31	$0.88	$1.19	$(0.31)	$–	$(0.31)	$–	$11.25	11.80%	$104,041	0.02	%(1)	0.11	%(1)	2.98	%(2)	12%
2024	$8.87	$0.29	$1.46	$1.75	$(0.25)	$–	$(0.25)	$–	$10.37	19.91%	$98,975	–	%(1)	0.11	%(1)	2.96	%(2)	10%
2023	$8.60	$0.27	$0.15	$0.42	$(0.15)	$–	$(0.15)	$–	$8.87	4.96%	$83,489	–	%(1)	0.14	%(1)	2.94	%(2)	8%
2022(3)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$–	$(0.01)	$–	$8.60	(13.93)%	$42,017	–	%(1)	0.20	%(1)	1.75	%(2)	9%
Investor Shares
2026@	$11.23	$0.16	$0.29	$0.45	$(0.29)	$(0.22)	$(0.51)	$–	$11.17	4.07%	$43,265	0.19	%(1)	0.25	%(1)	2.98	%(2)	3%
2025	$10.36	$0.30	$0.87	$1.17	$(0.30)	$–	$(0.30)	$–	$11.23	11.64%	$36,709	0.17	%(1)	0.26	%(1)	2.82	%(2)	12%
2024	$8.87	$0.28	$1.45	$1.73	$(0.24)	$–	$(0.24)	$–	$10.36	19.73%	$35,641	0.15	%(1)	0.26	%(1)	2.81	%(2)	10%
2023	$8.59	$0.24	$0.18	$0.42	$(0.14)	$–	$(0.14)	$–	$8.87	4.80%	$31,886	0.15	%(1)	0.29	%(1)	2.69	%(2)	8%
2022(3)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$–	$(0.01)	$–	$8.59	(14.03)%	$29,405	0.15	%(1)	0.35	%(1)	1.56	%(2)	9%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares
2026@	$11.61	$0.15	$0.44	$0.59	$(0.27)	$(0.26)	$(0.53)	$–	$11.67	5.19%	$1,200,131	0.02	%(1)	0.02	%(1)	2.58	%(2)	3%
2025	$10.57	$0.26	$1.14	$1.40	$(0.26)	$(0.10)	$(0.36)	$–	$11.61	13.64%	$1,119,227	0.02	%(1)	0.02	%(1)	2.41	%(2)	11%
2024	$8.80	$0.24	$1.74	$1.98	$(0.21)	$–	$(0.21)	$–	$10.57	22.77%	$1,022,035	–	%(1)	0.02	%(1)	2.36	%(2)	8%
2023	$8.43	$0.20	$0.32	$0.52	$(0.15)	$–	$(0.15)	$–	$8.80	6.23%	$733,461	–	%(1)	0.02	%(1)	2.28	%(2)	4%
2022(3)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$–	$(0.01)	$–	$8.43	(15.63)%	$702,135	–	%(1)	0.03	%(1)	1.75	%(2)	9%
Investor Shares
2026@	$11.60	$0.14	$0.43	$0.57	$(0.25)	$(0.26)	$(0.51)	$–	$11.66	5.10%	$436,952	0.17	%(1)	0.17	%(1)	2.43	%(2)	3%
2025	$10.56	$0.24	$1.14	$1.38	$(0.24)	$(0.10)	$(0.34)	$–	$11.60	13.47%	$414,862	0.17	%(1)	0.17	%(1)	2.26	%(2)	11%
2024	$8.79	$0.22	$1.75	$1.97	$(0.20)	$–	$(0.20)	$–	$10.56	22.59%	$377,764	0.15	%(1)	0.17	%(1)	2.21	%(2)	8%
2023	$8.42	$0.19	$0.31	$0.50	$(0.13)	$–	$(0.13)	$–	$8.79	6.07%	$313,933	0.15	%(1)	0.17	%(1)	2.13	%(2)	4%
2022(3)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$–	$(0.01)	$–	$8.42	(15.74)%	$296,153	0.15	%(1)	0.18	%(1)	1.20	%(2)	9%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2026. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2026 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate‡
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares
2026@	$11.90	$0.16	$0.44	$0.60	$(0.28)	$(0.16)	$(0.44)	$–	$12.06	5.21%	$498,098	0.03	%(1)	0.03	%(1)	2.80	%(2)	6%
2025	$10.75	$0.28	$1.21	$1.49	$(0.28)	$(0.06)	$(0.34)	$–	$11.90	14.21%	$493,699	0.02	%(1)	0.04	%(1)	2.52	%(2)	12%
2024	$8.88	$0.26	$1.85	$2.11	$(0.24)	$–	$(0.24)	$–	$10.75	23.92%	$364,271	–	%(1)	0.03	%(1)	2.53	%(2)	11%
2023	$8.55	$0.23	$0.27	$0.50	$(0.17)	$–	$(0.17)	$–	$8.88	5.99%	$290,585	–	%(1)	0.04	%(1)	2.52	%(2)	8%
2022(3)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$–	$(0.01)	$–	$8.55	(14.42)%	$274,863	–	%(1)	0.06	%(1)	1.82	%(2)	5%
Investor Shares
2026@	$11.89	$0.15	$0.45	$0.60	$(0.27)	$(0.16)	$(0.43)	$–	$12.06	5.13%	$181,800	0.18	%(1)	0.18	%(1)	2.63	%(2)	6%
2025	$10.74	$0.27	$1.20	$1.47	$(0.26)	$(0.06)	$(0.32)	$–	$11.89	14.03%	$177,181	0.17	%(1)	0.19	%(1)	2.44	%(2)	12%
2024	$8.88	$0.24	$1.84	$2.08	$(0.22)	$–	$(0.22)	$–	$10.74	23.74%	$104,898	0.15	%(1)	0.18	%(1)	2.36	%(2)	11%
2023	$8.53	$0.21	$0.29	$0.50	$(0.15)	$–	$(0.15)	$–	$8.88	5.84%	$115,105	0.15	%(1)	0.19	%(1)	2.37	%(2)	8%
2022(3)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$–	$(0.01)	$–	$8.53	(14.63)%	$112,716	0.15	%(1)	0.21	%(1)	1.47	%(2)	5%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares
2026@	$12.25	$0.11	$0.48	$0.59	$(0.24)	$(3.04)	$(3.28)	$–	$9.56	6.15%	$140,364	0.04	%(1)	0.10	%(1)	2.24	%(2)	5%
2025	$10.87	$0.22	$1.45	$1.67	$(0.25)	$(0.04)	$(0.29)	$–	$12.25	15.79%	$124,127	0.02	%(1)	0.07	%(1)	1.97	%(2)	18%
2024	$8.76	$0.20	$2.12	$2.32	$(0.19)	$(0.02)	$(0.21)	$–	$10.87	26.69%	$298,182	–	%(1)	0.06	%(1)	1.99	%(2)	7%
2023	$8.40	$0.18	$0.40	$0.58	$(0.14)	$(0.08)	$(0.22)	$–	$8.76	7.09%	$219,190	–	%(1)	0.07	%(1)	2.05	%(2)	5%
2022(3)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$–	$(0.01)	$–	$8.40	(15.94)%	$188,299	–	%(1)	0.08	%(1)	1.40	%(2)	5%
Investor Shares
2026@	$12.23	$0.11	$0.47	$0.58	$(0.23)	$(3.04)	$(3.27)	$–	$9.54	6.08%	$33,827	0.19	%(1)	0.25	%(1)	2.27	%(2)	5%
2025	$10.85	$0.20	$1.46	$1.66	$(0.24)	$(0.04)	$(0.28)	$–	$12.23	15.59%	$47,260	0.17	%(1)	0.22	%(1)	1.81	%(2)	18%
2024	$8.75	$0.18	$2.12	$2.30	$(0.18)	$(0.02)	$(0.20)	$–	$10.85	26.53%	$41,148	0.15	%(1)	0.21	%(1)	1.78	%(2)	7%
2023	$8.38	$0.17	$0.41	$0.58	$(0.13)	$(0.08)	$(0.21)	$–	$8.75	6.92%	$34,523	0.15	%(1)	0.22	%(1)	1.88	%(2)	5%
2022(3)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$–	$(0.01)	$–	$8.38	(16.15)%	$31,925	0.15	%(1)	0.23	%(1)	1.23	%(2)	5%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†	Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2026. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation by investing in other Catholic Responsible Investments Funds mutual funds (the “Underlying Funds”).

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. Each Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds record their investments at fair valuing using the following methodologies. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Repurchase agreements are valued using the repurchase price to be paid.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Trust's Board of Trustees (the “Board”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Fair Value Committee (the “Committee”) meeting be called.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Committee of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2026, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. For the period ended April 30, 2026, the Catholic Responsible Investments International Equity Fund and the Catholic Responsible Investments International Small-Cap Fund have accrued foreign tax in the amount of $991,930 and $159,974, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the year, the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statements of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the period ended April 30, 2026, the quarterly average notional value of futures contracts held was as follows (000):

Catholic Responsible Investments Short Duration Bond Fund
Average Quarterly Notional Value Long	$90,938
Average Quarterly Notional Value Short	$(30,576)
Catholic Responsible Investments Bond Fund
Average Quarterly Notional Value Long	$109,913
Catholic Responsible Investments Equity Index Fund
Average Quarterly Notional Value Long	$19,072
Catholic Responsible Investments Small-Cap Fund
Average Quarterly Notional Value Long	$4,575
Catholic Responsible Investments International Small-Cap Fund
Average Quarterly Notional Value Long	$7,791

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

The following tables are the exposure by type of risk on derivatives held throughout the year:

Catholic Responsible Investments Short Duration Bond Fund		Asset	Liability
Statements of Assets and Liabilities Location		Derivatives	Derivatives
Interest Risk
Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$423,271	$(795,209)

		$423,271	$(795,209)

Catholic Responsible Investments Bond Fund		Asset	Liability
Statements of Assets and Liabilities Location		Derivatives	Derivatives
Interest Risk
Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(1,625,066)

		$—	$(1,625,066)

Catholic Responsible Investments Equity Index Fund		Asset	Liability
Statements of Assets and Liabilities Location		Derivatives	Derivatives
Equity Risk
Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$788,372	$—

		$788,372	$—

Catholic Responsible Investments Small-Cap Fund		Asset	Liability
Statements of Assets and Liabilities Location		Derivatives	Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$102,155	$—

		$102,155	$—

Catholic Responsible Investments International Small-Cap Fund		Asset	Liability
Statements of Assets and Liabilities Location		Derivatives	Derivatives
Currency Risk
Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$3,970	$—

Equity Risk
Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	492,831	—

		$496,801	$—

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (accumulated losses).

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk
Futures contracts	$(93,449)	$(426,700)

	$(93,449)	$(426,700)

Catholic Responsible Investments Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk
Futures contracts	$1,048,166	$(2,851,609)

	$1,048,166	$(2,851,609)

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Interest Risk
Futures contracts	$1,583	$4,506

	$1,583	$4,506

Catholic Responsible Investments Equity Index Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Equity Risk
Futures contracts	$(263,975)	$785,422

	$(263,975)	$785,422

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Equity Risk
Futures contracts	$339,420	$(14,365)

	$339,420	$(14,365)

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Catholic Responsible Investments International Small-Cap Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**
Currency Risk
Futures contracts	$(34,450)	$6,216

Equity Risk
Futures contracts	562,918	457,407

	$597,368	$463,623

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.

**	Futures contracts are included in change in net unrealized appreciation (depreciation) on Futures Contracts.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders —The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees. The following table discloses the securities on loan as of April 30, 2026:

	Market Value	Cash Collateral for
	Securities on Loan	Securities on Loan
Catholic Responsible Investments Bond Fund	9,145,228	9,337,655
Catholic Responsible Investments Opportunistic Bond Fund	661,929	676,260
Catholic Responsible Investments Equity Index Fund	1,623,193	1,659,126
Catholic Responsible Investments Small-Cap Fund	3,860,009	3,964,229
Catholic Responsible Investments Multi-Style US Equity Fund	4,375,677	4,518,484
Catholic Responsible Investments International Equity Fund	43,659,768	45,628,749
Catholic Responsible Investments International Small Cap Fund	923,208	971,429

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it  may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s Principal Executive Officer and Principal Financial Officer act as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio manager. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Magnus Funds invest solely in underlying Catholic Responsible Investments Funds.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2026, the Funds were charged the following for these services:

Administration
Fees
Catholic Responsible Investments Ultra Short Bond Fund	$9,000
Catholic Responsible Investments Short Duration Bond Fund	53,258
Catholic Responsible Investments Bond Fund	241,906
Catholic Responsible Investments Opportunistic Bond Fund	73,520
Catholic Responsible Investments Equity Index Fund	420,656
Catholic Responsible Investments Small-Cap Fund	54,289
Catholic Responsible Investments Multi-Style US Equity Fund	73,939
Catholic Responsible Investments International Equity Fund	210,759
Catholic Responsible Investments International Small-Cap Fund	11,067

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the period ended April 30, 2026, these amounts can be found on the Statements of Operations under Shareholder Servicing Fees.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory
Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap Fund	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in underlying Catholic Responsible Investments Funds.

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with U.S. GAAP, and other  non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2027 (each, a “contractual expense limit”).

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Contractual
Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap Fund	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.06%*
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.06%*
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.06%*
Catholic Responsible Investments Magnus 75/25 Fund	0.06%*

*Prior to March 1, 2026, the contractual expense limit for the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund was 0.03%. Prior to March 1, 2025, the contractual expense limit for the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund was 0.00%.

As of April 30, 2026, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

	Expiring	Expiring	Expiring
	2027	2028	2029	Total
Catholic Responsible Investments Ultra Short Bond Fund	$123,750	$116,396	$102,553	$342,699
Catholic Responsible Investments Short Duration Bond Fund	102,107	146,542	154,044	402,693
Catholic Responsible Investments Opportunistic Bond Fund	99,120	90,059	129,440	318,619
Catholic Responsible Investments Equity Index Fund	547,055	609,498	722,939	1,879,492
Catholic Responsible Investments International Small-Cap Fund	98,650	197,617	142,465	438,732
Catholic Responsible Investments Magnus 45/55 Fund	146,143	139,742	103,672	389,557
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	189,350	180,360	—	369,710
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	165,612	154,578	35,701	355,891
Catholic Responsible Investments Magnus 75/25 Fund	191,629	147,281	102,838	441,748

During the period ended April 30, 2026, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

The Adviser has entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser.

The Adviser has engaged Mercer Investments LLC (“Mercer”) as the primary sub-adviser to each Fund. Mercer provides both sub-advisory and non-advisory services pursuant to a pair of agreements, each dated as of February 25, 2025. Under the sub-advisory agreement, Mercer assists the Adviser with the evaluation and selection of sub-advisers and the determination of portfolio allocations among such sub-advisers. Additionally, the Adviser has engaged the following sub-advisers to manage a portion of the assets of each Fund, as follows:

Fund	Sub-Adviser(s) managing a portion of Fund assets
Catholic Responsible Investments Ultra Short Bond Fund	Wellington Management Company LLP
Catholic Responsible Investments Short Duration Bond Fund	Teachers Advisors, LLC Wellington Management Company LLP
Catholic Responsible Investments Bond Fund	Brandywine Global Investment Management, LLC Loomis, Sayles & Company, L.P. Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Opportunistic Bond Fund	Brandywine Global Investment Management, LLC Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Equity Index Fund	RhumbLine Advisers
Catholic Responsible Investments Small-Cap Fund	RhumbLine Advisers
Catholic Responsible Investments Multi-Style US Equity Fund	Boston Partners Global Investors, Inc. Mar Vista Investment Partners, LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
Catholic Responsible Investments International Equity Fund	Causeway Capital Management LLC Principal Global Investors, LLC WCM Investment Management, LLC
Catholic Responsible Investments International Small-Cap Fund	Allspring Global Investments, LLC Lazard Asset Management LLC Parametric Portfolio Associates LLC

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

6. Investment Transactions:

For the period ended April 30, 2026, the purchases and sales of investment securities other than short-term investments and in-kind transactions, if applicable, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$949,258	$464,951	$1,414,209
Sales	66,877	9,193,243	9,260,120
Catholic Responsible Investments Short Duration Bond Fund
Purchases	56,923,363	116,645,558	173,568,921
Sales	91,786,651	63,402,145	155,188,796
Catholic Responsible Investments Bond Fund
Purchases	461,233,153	459,956,313	921,189,466
Sales	532,957,341	284,581,504	817,538,845
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	345,013,508	115,780,392	460,793,900
Sales	393,719,712	64,010,920	457,730,632
Catholic Responsible Investments Equity Index Fund
Purchases	—	924,294,527	924,294,527
Sales	—	990,748,475	990,748,475
Catholic Responsible Investments Small-Cap Fund
Purchases	—	125,085,419	125,085,419
Sales	—	132,943,031	132,943,031
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	154,562,695	154,562,695
Sales	—	238,335,811	238,335,811
Catholic Responsible Investments International Equity Fund
Purchases	—	592,842,621	592,842,621
Sales	—	574,791,944	574,791,944
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	36,128,144	36,128,144
Sales	—	41,034,126	41,034,126
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	44,742,060	44,742,060
Sales	—	4,753,190	4,753,190
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	118,821,530	118,821,530
Sales	—	39,867,618	39,867,618
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	36,734,767	36,734,767
Sales	—	41,492,421	41,492,421
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	7,871,514	7,871,514
Sales	—	9,084,055	9,084,055

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to GAAP amortization adjustments, reclass for REIT dividends, reclass of distributions, passive foreign investment company gain reclass, GAAP reclass for foreign tax, gains and losses on paydowns of mortgage and asset backed securities for tax purposes and redemption-in-kind. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period that the difference arises. During the fiscal year ended October 31, 2025, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2025 and the year ended October 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2025	$3,902,838	$18,474	$—	$3,921,312
2024	3,268,453	651	—	3,269,104
Catholic Responsible Investments Short Duration Bond Fund
2025	22,543,307	—	—	22,543,307
2024	20,954,065	—	—	20,954,065
Catholic Responsible Investments Bond Fund
2025	104,000,825	—	—	104,000,825
2024	89,772,527	—	—	89,772,527
Catholic Responsible Investments Opportunistic Bond Fund
2025	33,622,424	—	—	33,622,424
2024	28,728,404	—	—	28,728,404
Catholic Responsible Investments Equity Index Fund
2025	46,941,079	38,848,979	—	85,790,058
2024	46,433,637	—	—	46,433,637
Catholic Responsible Investments Small-Cap Fund
2025	5,958,977	5,286,656	—	11,245,633
2024	7,069,815	—	—	7,069,815
Catholic Responsible Investments Multi-Style US Equity Fund
2025	8,947,279	46,480,433	—	55,427,712
2024	4,407,296	—	—	4,407,296
Catholic Responsible Investments International Equity Fund
2025	33,279,772	87,457,779	—	120,737,551
2024	23,528,070	—	—	23,528,070
Catholic Responsible Investments International Small-Cap Fund
2025	2,954,118	—	—	2,954,118
2024	1,977,492	—	—	1,977,492
Catholic Responsible Investments Magnus 45/55 Fund
2025	3,913,210	—	—	3,913,210
2024	3,240,579	—	—	3,240,579
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2025	34,279,597	12,290,936	—	46,570,533
2024	25,058,053	244,810	—	25,302,863
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2025	11,752,826	2,599,404	—	14,352,230
2024	10,623,460	—	—	10,623,460
Catholic Responsible Investments Magnus 75/25 Fund
2025	6,419,522	962,362	—	7,381,884
2024	5,427,018	606,084	—	6,033,102

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$72,877	$8,298	$—	$33,541	$—	$114,716
Catholic Responsible Investments Short Duration Bond Fund	49,199	—	(19,815,134)	5,572,559	(954,943)	(15,148,319)
Catholic Responsible Investments Bond Fund	546,659	—	(166,721,268)	(30,017,278)	317,790	(195,874,097)
Catholic Responsible Investments Opportunistic Bond Fund	121,871	—	(31,766,243)	3,902,229	5	(27,742,138)
Catholic Responsible Investments Equity Index Fund	8,839,463	108,998,485	—	2,776,697,658	—	2,894,535,606
Catholic Responsible Investments Small-Cap Fund	8,462,153	16,703,606	—	109,271,892	—	134,437,651
Catholic Responsible Investments Multi-Style US Equity Fund	—	39,405,729	—	248,752,763	—	288,158,492
Catholic Responsible Investments International Equity Fund	12,647,528	67,510,213	—	505,209,397	3,562	585,370,700
Catholic Responsible Investments International Small-Cap Fund	2,320,757	6,970,037	—	15,193,374	(57)	24,484,111
Catholic Responsible Investments Magnus 45/55 Fund	3,113,698	2,968,388	—	25,341,301	—	31,423,387
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	27,559,194	33,708,760	—	342,024,618	(3)	403,292,569
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	13,095,399	6,713,914	—	160,109,109	—	179,918,422
Catholic Responsible Investments Magnus 75/25 Fund	3,505,195	40,618,999	—	57,523,389	4	101,647,587

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Short Duration Bond Fund	$6,863,348	$12,951,786	$19,815,134
Catholic Responsible Investments Bond Fund	55,721,041	111,000,227	166,721,268
Catholic Responsible Investments Opportunistic Bond Fund	14,927,032	16,839,211	31,766,243

During the year ended October 31, 2025, the Catholic Responsible Investments Short Duration Bond Fund utilized $1,091,029, the Catholic Responsible Investments Opportunistic Bond Fund utilized $2,096,881, the Catholic Responsible Investments International Small-Cap Equity Fund utilized $2,554,091 and the Catholic Responsible Investments Magnus 45/55 Fund utilized $175,047, respectively, of capital loss carryforward to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$96,205,416	$13,663	$(25,527)	$(11,864)
Catholic Responsible Investments Short Duration Bond Fund	570,470,712	3,240,905	(2,101,550)	1,139,355
Catholic Responsible Investments Bond Fund	2,592,462,847	13,716,424	(74,479,275)	(60,762,851)
Catholic Responsible Investments Opportunistic Bond Fund	745,959,591	6,012,282	(4,464,748)	1,547,534
Catholic Responsible Investments Equity Index Fund	1,828,648,869	2,996,817,372	(50,095,712)	2,946,721,660
Catholic Responsible Investments Small-Cap Fund	451,025,657	219,828,205	(36,194,387)	183,633,818
Catholic Responsible Investments Multi-Style US Equity Fund	469,824,740	250,522,423	(7,424,726)	243,097,697
Catholic Responsible Investments International Equity Fund	1,690,093,337	712,319,570	(92,126,775)	620,192,795
Catholic Responsible Investments International Small-Cap Fund	91,869,862	26,421,031	(4,554,460)	21,866,571
Catholic Responsible Investments Magnus 45/55 Fund	152,753,251	30,677,584	(1,286,638)	29,390,946
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,258,456,054	391,754,191	(14,163,403)	377,590,788
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	497,596,479	184,914,824	(3,444,058)	181,470,766
Catholic Responsible Investments Magnus 75/25 Fund	111,771,777	61,669,998	—	61,669,998

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

8. Concentration of Shareholders:

At April 30, 2026, the percentage of total shares outstanding over 5% held by each Class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class	2	18
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class	4	50
Catholic Responsible Investments Bond Fund, Institutional Class	3	28
Catholic Responsible Investments Bond Fund, Investor Class	2	56
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class	4	54
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class	1	71
Catholic Responsible Investments Equity Index Fund, Institutional Class	4	30
Catholic Responsible Investments Small-Cap Fund, Institutional Class	3	34
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class	1	59
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class	5	34
Catholic Responsible Investments International Equity Fund, Institutional Class	3	34
Catholic Responsible Investments International Equity Fund, Investor Class	1	68
Catholic Responsible Investments International Small-Cap Fund, Institutional Class	4	76
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class	4	65
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class	7	60
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class	5	37
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class	N/A	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class	6	42
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class	2	25
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class	8	84
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class	5	78

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Each Fund is subject to the risk that the Adviser’s or the sub-advisers’ judgments, as applicable, about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Adjustable Rate Mortgages Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Affiliated Fund Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — In managing each Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Funds and is legally obligated to act in the Funds’ best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund.

Asset Allocation Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — Each Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in a Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of a Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, a Fund may not achieve its objective.

Asset-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Each Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, each Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, each Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, each Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and each Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede each Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay each Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on each Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Capital Gain Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) — A substantial portion of each Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If a Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Funds.

Catholic Values Investing Risk (All Funds) — Each Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that a Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by each Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Collateralized Loan Obligations Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Funds may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Legislation such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on collateralized loan obligations that may be owned by the Funds is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of collateralized loan obligations and ultimately adversely impact the holders (including the Funds) of those types of securities.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Commercial Paper Risk (Catholic Responsible Investments Ultra Short Bond Fund) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — The Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) (described elsewhere in this section) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit Spread Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities.

Derivatives Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is described elsewhere in this section. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives are also subject to a number of other risks described elsewhere in the Funds’ prospectus.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets. Additionally, regulation relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Forward Contracts – A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

Futures Contracts – Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Options – An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, currency, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Act created a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”), not all of which has been proposed or finalized as of the date of the Funds’ prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Funds.

Duration Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Equity Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Equity securities include common and preferred stocks, convertible securities, rights and warrants, depositary receipts, private placements, “new issues” and shares of exchange-traded funds (“ETFs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s NAV to fluctuate. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions.

Fixed Income Market Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed, variable or floating rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Broad movements in financial markets may adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Floating Rate Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Each Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Foreign Company Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Foreign Currency Risk (Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Sovereign Debt Securities Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, such Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. A Fund that focuses its investments in the United States may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Growth Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The Fund may invest in securities of companies that the Adviser or a sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

High Yield Bond Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Impact Investing Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – Each Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Funds may forgo some market opportunities available to funds that do not use these criteria.

Indexing Strategy/Index Tracking Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – A Fund that is managed with an indexing investment strategy attempts to track the performance of an unmanaged index of securities, which differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Such Fund generally will buy and will not sell a security included in the benchmark index as long as the security is part of the benchmark index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser or a sub-adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, such Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the benchmark index will affect the performance, volatility, and risk of the index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. Such Fund’s performance may not match the performance of the benchmark index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. As discussed elsewhere in this section, the performance of a Fund managed pursuant to an indexing investment strategy may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the index and regulatory requirements also may impact a Fund's ability to match the return of the index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Index Correlation Risk (Catholic Responsible Investments Multi-Style US Equity Fund) – Because a portion of the Fund weighs each sector and industry approximately the same as its index, the Fund’s ability to broadly reallocate this portion of its portfolio due to changes in outlook for a particular sector or industry is more limited than other actively-managed funds with greater flexibility to overweight or underweight certain sectors and industries due to changes in market conditions. As a result, the Fund’s performance may lag the performance of other actively-managed funds with more flexible investment programs.

Industry Concentration Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Inflation Protected Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) – The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.

Initial Public Offering Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Interest rate risk is the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, the risk of a decline in value of a Fund’s portfolio securities associated with rising rates is heightened because there may be a greater likelihood of rates increasing, potentially rapidly. In a declining interest rate environment, a Fund generally will be required to invest available cash in instruments with lower interest rates than those of the current portfolio securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Interest rate risk may be heightened for investments in emerging market countries.

Investment in Underlying Funds Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Large-Capitalization Company Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies. Additionally, larger, more-established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) – An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines approved by the Board. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4.

Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Funds retain the ability to meet redemption requests through in-kind exchanges, subject to certain conditions, the Funds may need to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, the Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Such sales may adversely affect a Fund’s NAV.

Market Risk (Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Money Market Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may impose a liquidity fee of up to 2% on amounts the Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Mortgage-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Non-Diversification Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) —To the extent the Funds become non-diversified, the Funds may invest a relatively high percentage of their assets in a limited number of issuers. Therefore, when the Funds are non-diversified, the Funds’ performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Funds’ invested assets are diversified.

Operational and Cybersecurity Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund, its service providers, including the Adviser and Sub-Advisers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Fund, its service providers, counterparties or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Fund, its service providers or other market participants, impacting the ability to conduct the Fund’s operations. Cyber-attacks, disruptions or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Fund’s service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/or additional compliance costs. While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Fund’s service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Fund and its shareholders could be negatively impacted as a result of such costs. The Fund, the Adviser and the Sub-Advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Advisers. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures. Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving the Fund’s counterparties could affect such counterparties’ ability to meet their obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests or securities markets and exchanges.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Portfolio Turnover Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) — Due to its investment strategy, a Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by a Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations.

Quantitative Strategy Risk (Catholic Responsible Investments International Equity Fund) — A quantitative investment strategy generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

Repurchase Agreement Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Under a repurchase agreement, the seller of a security to a Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Sector and Industry Focus Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — Investing in equity securities of small- and mid-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter (“OTC”) and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

Small-Capitalization Company Risk (Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) — The small-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s or a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

When-Issued and Delayed Delivery Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

11. In-Kind Transfers of Securities:

The Funds may issue or redeem shares in-kind. These securities and cash, if any, are transferred at their current value on the date of such transactions. Any recognized gain is included on the Statements of Operations under Net Realized Gain (Loss) on Investments. There were no in-kind transfers during the period ended April 30, 2026.

12. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026 (Unaudited)

At a special meeting of shareholders held on June 4, 2026, shareholders of the Magnus Funds approved a material amendment to the Investment Advisory Agreement between the Trust, on behalf of each applicable Magnus Fund, and the Adviser.

The amendment provides, among other things, for an increase in the contractual advisory fee from 0.00% to 0.05% of the applicable Magnus Fund's average daily net assets. The amendment also is associated with the implementation of a dynamic asset allocation framework intended to enhance risk-adjusted returns.

At the same meeting, shareholders of the Catholic Responsible Investments Small-Cap Fund approved a material amendment to its Investment Advisory Agreement with the Adviser pursuant to which the contractual advisory fee will increase from 0.20% to 0.78% of the Fund's average daily net assets. The amendment is associated with the Fund's transition from a passive investment strategy to an actively managed strategy.

The changes will be effective on or around June 30, 2026.

These changes are not reflected in the financial statements as of April 30, 2026, but may affect each Fund's expenses in future periods.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18–19, 2025 to decide whether to renew the sub-advisory agreements (the “Agreements”) between Christian Brothers Investment Services, Inc. (the “Adviser”) and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, for additional one-year terms:

Sub-Adviser	Fund(s)

Mercer Investments LLC	Catholic Responsible Investments Magnus 45/55 Fund
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Catholic Responsible Investments Magnus 75/25 Fund
Catholic Responsible Investments Ultra Short Bond Fund
Catholic Responsible Investments Short Duration Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Equity Index Fund
Catholic Responsible Investments Multi-Style US Equity Fund
Catholic Responsible Investments International Equity Fund
Catholic Responsible Investments Small-Cap Fund
Catholic Responsible Investments International Small-Cap Fund
RhumbLine Advisers	Catholic Responsible Investments Equity Index Fund
Catholic Responsible Investments Small-Cap Fund
Sun Life Capital Management (U.S.) LLC	Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund
Teachers Advisors, LLC	Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Short-Duration Bond Fund
Mar Vista Investment Partners, LLC	Catholic Responsible Investments Multi-Style US Equity Fund
WCM Investment Management, LLC	Catholic Responsible Investments International Equity Fund

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to sub-advise the Funds; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid by the Adviser to the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2026

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Catholic Responsible Investments Funds

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-SA-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 6, 2026

By:	/s/ Andrew Metzger
Andrew Metzger, Principal Financial Officer

Date:	July 6, 2026